UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22538

Advisers Investment Trust

(Exact name of registrant as specified in charter)

50 S. LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

The Northern Trust Company

50 S. LaSalle Street

Chicago, Illinois 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 351-4583

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

(a) The following are copies of reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

INDEPENDENT FRANCHISE PARTNERS

US EQUITY FUND

SEMI-ANNUAL REPORT

March 31, 2022

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

March 31, 2022 (Unaudited)

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SHAREHOLDER LETTER

March 31, 2022 (Unaudited)

Dear Shareholder:

We are pleased to present to shareholders the March 31, 2022 Semi-Annual Report for the Independent Franchise Partners US Equity Fund (the “Fund”), a series of the Advisers Investment Trust. This report contains the results of Fund operations for the six months ended March 31, 2022.

We appreciate the trust and confidence you have placed in us by choosing the Fund and its Investment Adviser, Independent Franchise Partners, LLP, and we look forward to continuing to serve your investing needs.

Sincerely,

Barbara J. Nelligan	Sandeep Ghela
President	Chief Operating Officer
Advisers Investment Trust	Independent Franchise Partners, LLP

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.8%
Biotechnology	4.2%
Corteva Inc.		1,398,607	$80,391,930

Commercial Services	7.8%
Ritchie Bros. Auctioneers Inc.		1,153,330	68,081,070
Terminix Global Holdings Inc.(a)		792,443	36,159,174
TransUnion		424,249	43,841,892

			148,082,136

Diversified Financials	9.0%
Intercontinental Exchange Inc.		577,299	76,272,744
S&P Global Inc.		141,111	57,880,910
Western Union Co.		2,006,384	37,599,636

			171,753,290

Diversified Support Services	2.9%
IAA Inc.(a)		1,447,942	55,383,782

Health Care Equipment & Supplies	1.3%
Alcon Inc.		317,746	25,342,655

Insurance	4.2%
Aon PLC - Class A		243,100	79,160,653

Internet Software & Services	15.3%
Alphabet Inc. - Class A(a)		24,862	69,149,924
Booking Holdings Inc.(a)		37,410	87,855,514
eBay Inc.		1,162,225	66,549,003
Zillow Group Inc. - Class A(a)		165,087	7,962,146
Zillow Group Inc. - Class C(a)		1,191,023	58,705,524

			290,222,111

IT Services	1.4%
Accenture PLC - Class A		78,584	26,500,882

Media	13.0%
Fox Corp. - Class A		2,198,133	86,716,347
News Corp. - Class A		3,371,628	74,681,560
News Corp. - Class B		1,509,703	33,998,512
World Wrestling Entertainment Inc. - Class A		814,667	50,867,807

			246,264,226

Pharmaceuticals	14.8%
Bristol-Myers Squibb Co.		1,664,421	121,552,666
Johnson & Johnson		444,507	78,779,975
Novartis AG - REG		906,949	79,746,341

			280,078,982

Software	12.5%
Electronic Arts Inc.		535,204	67,708,658
Microsoft Corp.		187,729	57,878,728
Oracle Corp.		852,232	70,505,154
Salesforce Inc.(a)		190,273	40,398,763

			236,491,303

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Tobacco	8.6%
British American Tobacco PLC		1,629,279	$68,371,965
Philip Morris International Inc.		1,001,609	94,091,150

			162,463,115

Toys/Games/Hobbies	3.8%
Nintendo Co. Ltd.		141,917	71,891,091

TOTAL COMMON STOCKS (Cost $1,361,829,750)			1,874,026,156

TOTAL INVESTMENTS (Cost $1,361,829,750)	98.8%		1,874,026,156
NET OTHER ASSETS (LIABILITIES)	1.2%		23,429,150

NET ASSETS	100.0%		$1,897,455,306

(a)Non-income producing security.

Abbreviations:

REG – Registered

At March 31, 2022, the Fund’s investments were concentrated in the following countries:

		Percentage
	Country Allocation	of Net Assets
United States		82.3%
Switzerland		5.5
Japan		3.8
United Kingdom		3.6
Canada(b)		3.6
Total		98.8%

(b)Ritchie Bros. Auctioneers Inc. is incorporated in Canada; however, its primary listing is on the New York Stock Exchange (NYSE) in the United States. We therefore define Ritchie Bros. Auctioneers Inc. as a United States equity security, consistent with the terms set out in the prospectus.

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

March 31, 2022 (Unaudited)

Independent Franchise Partners US Equity Fund
Assets:
Investments, at value (Cost: $1,361,829,750)	$1,874,026,156
Cash	19,094,447
Receivable for dividends	4,931,880
Reclaims receivable	2,462,404
Receivable for investments sold	1,436,786
Prepaid expenses	26,089

Total Assets	1,901,977,762

Liabilities:
Capital shares redeemed payable	1,500,000
Investment advisory fees payable	955,646
Accounting and Administration fees payable	1,953,651
Regulatory and Compliance fees payable	20,662
Risk Officer fees payable	13,525
Accrued expenses and other payables	78,972

Total Liabilities	4,522,456

Net Assets	$1,897,455,306

Net assets	$1,897,455,306
Shares of common stock outstanding	87,719,587

Net asset value per share	$21.63

Net Assets:
Paid in capital	$1,236,202,886
Distributable earnings (loss)	661,252,420

Net Assets	$1,897,455,306

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended March 31, 2022 (Unaudited)

Independent Franchise Partners US Equity Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $661,547)	$19,465,503
Operating expenses:
Investment advisory	5,987,028
Accounting and Administration	551,145
Regulatory and Compliance	87,277
Trustees	34,390
Legal	18,569
Risk Officer	15,025
Other	63,227

Total expenses	6,756,661

Net investment income	12,708,842

Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains from investment transactions	153,707,828
Net realized gains from foreign currency transactions	79,484
Change in unrealized appreciation (depreciation) on investments	(86,740,882)
Change in unrealized appreciation (depreciation) on foreign currency	(26,534)

Net realized and unrealized gains from investment activities	67,019,896

Change in Net Assets Resulting from Operations	$79,728,738

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2022 (Unaudited) and the year ended September 30, 2021

	Independent Franchise Partners US Equity Fund
	2022	2021
Increase (decrease) in net assets:
Operations:
Net investment income	$12,708,842	$27,599,242
Net realized gains (losses) from investment and foreign currency transactions	153,787,312	145,447,061
Change in unrealized appreciation (depreciation) on investments and foreign currency	(86,767,416)	280,478,053

Change in net assets resulting from operations	79,728,738	453,524,356

Dividends paid to shareholders:
From distributable earnings	(137,522,025)	(212,970,649)

Total dividends paid to shareholders	(137,522,025)	(212,970,649)

Capital Transactions:
Proceeds from sale of shares	44,902,926	87,844,606
Value of shares issued to shareholders in reinvestment of dividends	131,436,175	203,820,740
Value of shares redeemed	(248,415,589)	(182,818,970)

Change in net assets from capital transactions	(72,076,488)	108,846,376

Change in net assets	(129,869,775)	349,400,083
Net assets:
Beginning of period	2,027,325,081	1,677,924,998

End of period	$1,897,455,306	$2,027,325,081

Share Transactions:
Sold	2,029,979	4,116,944
Reinvested	6,238,072	10,566,135
Redeemed	(11,626,344)	(8,677,118)

Change	(3,358,293)	6,005,961

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the years indicated

	Independent Franchise Partners US Equity Fund
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2017
Net asset value, beginning of period	$22.26		$19.72	$18.67		$18.55		$17.66		$16.21

Income (loss) from operations:
Net investment income	0.14		0.31	0.37		0.30		0.28		0.23
Net realized and unrealized gains from investments	0.73		4.70	2.72		1.06		1.51		1.80

Total from investment operations	0.87		5.01	3.09		1.36		1.79		2.03

Less distributions paid:
From net investment income	(0.26)		(0.30)	(0.37)		(0.31)		(0.24)		(0.22)
From net realized gains on investments	(1.24)		(2.17)	(1.68)		(0.93)		(0.66)		(0.36)

Total distributions paid	(1.50)		(2.47)	(2.05)		(1.24)		(0.90)		(0.58)

Increase from redemption fees	—	(a)	— (a)	0.01		—	(a)	—	(a)	— (a)

Change in net asset value	(0.63)		2.54	1.05		0.12		0.89		1.45

Net asset value, end of period	$21.63		$22.26	$19.72		$18.67		$18.55		$17.66

Total return(b), (c)	4.09%		27.34%	17.50	%(d)	8.67%		10.34%		12.99%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$1,897,455		$2,027,325	$1,677,925		$2,128,522		$2,125,045		$1,929,030
Ratio of net expenses to average net assets	0.68	%(e)	0.72%	0.76%		0.76%		0.76%		0.77%
Ratio of net investment income to average net assets	1.27	%(e)	1.42%	1.49%		1.62%		1.54%		1.42%
Ratio of gross expenses to average net assets	0.68	%(e)	0.72%	0.76%		0.76	%(f)	0.76	%(f)	0.77%
Portfolio turnover rate(b), (g)	15.63%		23.67%	43.46%		37.99%		38.63%		30.72%

(a)	Redemption fees were less than $0.005 per share.
(b)	Not annualized for periods less than one year.
(c)	Total return excludes redemption fees.
(d)	During the period, the Adviser reimbursed the fund for a loss realized in connection with a trade error. Such payment represented 0.02% to the Fund’s total return.
(e)	Annualized for periods less than one year.
(f)	During the years shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(g)	Portfolio turnover rate includes applicable corporate action activity and securities trading as a result of investor subscription and redemption activity.

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Fourth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 10, 2022. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or “Fund”) is a series of the Trust. These financial statements and notes only relate to the IFP US Equity Fund.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund, and seeks to achieve an attractive long-term rate of return.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A.	Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its international equity securities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2022 in valuing the Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Independent Franchise Partners US Equity Fund
Common Stocks(1)	$1,874,026,156	$—	$—	$1,874,026,156

Total Investments	$1,874,026,156	$—	$—	$1,874,026,156

(1) See investment industries in the Schedule of Investments.

As of March 31, 2022, there were no Level 2 or Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the six months ended March 31, 2022.

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. At financial reporting period ends, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

REDEMPTION FEES

The Fund will charge a redemption fee of up to 0.25% of the total redemption amount if you sell your shares, regardless of the length of time you have held your shares and subject to certain exceptions and limitations described in the prospectus. The redemption fee is paid directly to the Fund and is intended to encourage long-term investment in the Fund, to facilitate portfolio management and to avoid (or compensate the Fund for the impact of) transaction and other Fund expenses incurred as a result of shareholder redemptions. Redemption fees charged for the six months ended March 31, 2022 and year ended September 30, 2021 were $367,383 and $247,154, respectively, and are reflected within the value of shares redeemed on the Statements of Changes in Net Assets.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2022, the Fund did not have material uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s Federal tax returns for the tax years ended September 30, 2018, 2019, 2020 and 2021 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

B.	Fees and Transactions with Affiliates and Other Parties

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with Independent Franchise Partners, LLP (the “Adviser” or “IFP”) to provide investment management services to the Fund. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations. Under the terms of the Agreement, and for the six months ended March 31, 2022, the Fund paid the Adviser a monthly fee based on the Fund’s daily net assets at the following annualized rates:

Adviser’s Assets Under Management(1)	Scale Discount for Assets in each Range(1)	Annualized Rate(1)	Effective Overall Annual Fee(1)

First $1 billion	—	0.80%	0.80%
$1 - 2 billion	0.10%	0.70%	at $2 billion 0.75%
$2 - 3 billion	0.20%	0.60%	at $3 billion 0.70%
$3 - 4 billion	0.30%	0.50%	at $4 billion 0.65%
$4 - 5 billion	0.40%	0.40%	at $5 billion 0.60%
Above $5 billion	—	—	0.60%

(1)

The Adviser’s total assets under management at the end of each calendar quarter are used to calculate the effective annual fee to be applied during the next calendar quarter. During the six months ended March 31, 2022, the effective annualized rate was 0.60% given the Adviser’s total assets under management were in excess of $5 billion during the period. Effective October 1, 2021 the Adviser reduced its management fee annualized rate by 0.04% for each asset tier.

Foreside Financial Services, LLC (the “Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $5,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund has agreed to pay Northern Trust certain annual and transaction-based fees, a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $175,000 relating to these services, and reimburse for certain expenses incurred on behalf of the Fund as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual base fee, a basis-point fee based on the Fund’s daily net assets and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

Carne Global Financial Services (US) LLC (“Carne”) provides Risk Management and Oversight Services for the Fund pursuant to a written agreement between the Trust, on behalf of the Fund, and Carne, including providing the Risk Officer to the Fund to administer the Fund’s risk program and oversee the analysis of investment performance and performance of service providers. The Fund has agreed to pay Carne an annual fee of $30,000 for these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Carne pursuant to this agreement are reflected as “Risk Officer” fees on the Statement of Operations.

The officers of the Trust are affiliated with Foreside, Northern Trust, Carne or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. The Trust paid each Independent Trustee compensation for their services based on an annual retainer of $125,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2022, the aggregate Trustee compensation paid by the Trust was $222,750. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” expenses on the Statement of Operations.

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends on short positions, litigation and indemnification expenses, fees and expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.85% of the average daily net assets of the Fund until January 28, 2023. For the six months ended March 31, 2022, there were no expenses reduced by the Adviser. Any fees waived or expenses reimbursed during a fiscal year are not subject to repayment from the Fund to the Adviser in subsequent fiscal years.

C.	Investment Transactions

For the six months ended March 31, 2022, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Fund	Cost of Purchases	Proceeds from sales

Independent Franchise Partners US Equity Fund	$305,481,187	$497,689,664

D.	Federal Income Tax

As of March 31, 2022, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Independent Franchise Partners US Equity Fund	$1,374,726,965	$534,370,727	$(35,071,536)	$499,299,191

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2021 and September 30, 2020 for the Fund was as follows:

Independent Franchise Partners US Equity Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid

2021	$43,931,463	$169,039,186	$212,970,649	$—	$212,970,649
2020	36,780,971	128,445,643	165,226,614	—	165,226,614

As of the latest tax year ended September 30, 2021, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings

Independent Franchise Partners US Equity Fund	$34,398,603	$99,342,212	$133,740,815	$ —	$ —	$585,304,892	$719,045,707

At September 30, 2021, the latest tax year end, the Fund had no capital loss carry-forwards available to offset future net capital gains.

E.	In-Kind Transactions

Certain shareholders in the Fund received securities rather than cash for their redemption amounts in accordance with the provisions of the Fund. These shareholders received securities with a fair value equal to the value of the number of shares they owned at the current net asset value at the redemption date.

In-kind withdrawals of $1,258,761 are reflected within the “Value of shares redeemed” on the Statements of Changes in Net Assets, and net gains of $466,945 on the securities distributed to shareholders are reflected within the “Net realized gains from investment transactions” on the Statement of Operations.

12

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

F.	Concentration of Ownership Risk

A significant portion of the Fund’s shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

G.	Other Risks

The global outbreak of COVID-19 has disrupted economies and markets, and the prolonged duration and economic impact is uncertain. These events can have a significant impact on the Fund’s operations and performance.

13

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

ADDITIONAL INFORMATION

March 31, 2022 (Unaudited)

A.	Summary of Fund Holdings as of March 31, 2022

Market Exposure
Equity Securities	% of Net Assets
Internet Software & Services	15.3%
Pharmaceuticals	14.8
Media	13.0
Software	12.5
Diversified Financials	9.0
Tobacco	8.6
Commercial Services	7.8
Biotechnology	4.2
Insurance	4.2
Toys/Games/Hobbies	3.8
Diversified Support Services	2.9
IT Services	1.4
Health Care Equipment & Supplies	1.3
Total	98.8%

5 Largest Security Positions
Issuer	% of Net Assets
Bristol-Myers Squibb Co.	6.4%
Philip Morris International Inc.	5.0
Booking Holdings Inc.	4.6
Fox Corp. - Class A	4.6
Corteva Inc.	4.2
Total	24.8%

B.	Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2021 and held for the entire period through March 31, 2022.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

14

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

ADDITIONAL INFORMATION

March 31, 2022 (Unaudited)

		Beginning Account	Ending Account
	Expense	Value	Value	Expenses Paid
	Ratio	10/1/2021	3/31/2022	10/1/21-3/31/22*
Actual	0.68%	$1,000.00	$1,040.90	$3.46
Hypothetical	0.68%	$1,000.00	$1,021.54	$3.43

*

Expenses are calculated using the annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

C.	Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended. This Rule requires every registered open-end management company to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, and the establishment of a 15% limitation on illiquid investments. Additionally, the SEC adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the SEC when certain liquidity-related events occur.

The Trust’s Board of Trustees approved the appointment of the Adviser’s Programme Administrator Team as the administrator of the LRMP for the Fund on November 15, 2018. The Trust’s Board approved the Fund’s LRMP at its regular board meeting on March 6, 2019. At the Board’s regular meeting on March 9, 2022, the Trust’s Chief Compliance Officer and the Fund’s Adviser each provided a report to the Board on the operation and effectiveness of the LRMP. The Adviser manages liquidity risks associated with the Fund’s investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, the Adviser has contracted with a third party provider of liquidity monitoring services. The Adviser supplies portfolio-level data and certain assumptions to this provider, which the provider uses to determine preliminary classifications. Once these preliminary classifications are received by the Adviser, the Adviser’s personnel review the information.

The LRMP effectively managed the Fund’s liquidity risks for the twelve-month period ended December 31, 2021. During this period, the Fund held no less than 50% of its total net assets in highly liquid investments. Because the Fund consisted primarily of highly liquid investments, no highly liquid investment minimum was required to be established for the Fund, and the Fund was well under its illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

D.	Other Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by writing to the Fund at Independent Franchise Partners US Equity Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 855-233-0437 (toll free); and (ii) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, by calling the Fund at 855-233-0437 (toll free); and (ii) on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available to shareholders upon written request or by calling the Fund at 855-233-0437 (toll free).

15

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Investment Adviser

Independent Franchise Partners, LLP

Level 1, 10 Portman Square

London, W1H 6AZ

United Kingdom

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public

Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call

855-233-0437 or 312-557-7902

IFP 03/22

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

SEMI-ANNUAL REPORT

March 31, 2022

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

March 31, 2022 (Unaudited)

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value

COMMON STOCKS	100.7%
Communication Services	9.0%
Alphabet, Inc. - Class C(a)		337	$941,238
Comcast Corp. - Class A		19,830	928,440
Walt Disney (The) Co.(a)		1,671	229,194

			2,098,872

Consumer Discretionary	15.6%
Amazon.com, Inc.(a)		424	1,382,219
Booking Holdings, Inc.(a)		234	549,537
Dollar General Corp.		3,267	727,332
Home Depot (The), Inc.		1,087	325,372
NIKE, Inc. - Class B		2,266	304,913
Ross Stores, Inc.		3,807	344,381

			3,633,754

Consumer Staples	16.5%
Casey’s General Stores, Inc.		3,678	728,869
Coca-Cola (The) Co.		16,723	1,036,826
Mondelez International, Inc. - Class A		15,639	981,816
PepsiCo, Inc.		3,417	571,938
Walmart, Inc.		3,517	523,752

			3,843,201

Financials	9.2%
CME Group, Inc.		4,439	1,055,861
Intercontinental Exchange Inc.		3,687	487,126
Progressive (The) Corp.		5,333	607,909

			2,150,896

Health Care	16.4%
Abbott Laboratories		2,736	323,833
Becton Dickinson and Co.		2,745	730,170
Boston Scientific Corp.(a)		16,360	724,585
Humana, Inc.		841	365,978
Intuitive Surgical, Inc.(a)		338	101,968
Johnson & Johnson		3,136	555,793
UnitedHealth Group, Inc.		1,991	1,015,350

			3,817,677

Industrials	7.6%
Copart, Inc.(a)		3,539	444,038
Graco, Inc.		4,809	335,283
Otis Worldwide Corp.		3,036	233,620
Ritchie Bros. Auctioneers Inc.		6,817	402,408
United Parcel Service, Inc. - Class B		1,688	362,009

			1,777,358

Information Technology	23.6%
Adobe, Inc.(a)		1,246	567,703
Keysight Technologies, Inc.(a)		1,425	225,107

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets		Shares	Value

Mastercard, Inc. - Class A			3,196	$1,142,187
Microsoft Corp.			4,557	1,404,969
PayPal Holdings, Inc.(a)			3,963	458,321
ServiceNow, Inc.(a)			823	458,320
Synopsys, Inc.(a)			337	112,312
Teradyne, Inc.			2,228	263,416
Visa, Inc. - Class A			3,894	863,572

				5,495,907

Materials	2.8%
Sherwin-Williams (The) Co.			939	234,393
Vulcan Materials Co.			2,273	417,550

				651,943

TOTAL COMMON STOCKS (Cost $17,809,623)				23,469,608

SHORT-TERM INVESTMENTS	0.5%
Northern Institutional U.S. Government Select Portfolio – Shares Class, 0.17%(b)			126,394	126,394

TOTAL SHORT-TERM INVESTMENTS (Cost $126,394)				126,394

TOTAL INVESTMENTS (Cost $17,936,017)	101.2%			23,596,002
NET OTHER ASSETS (LIABILITIES)	(1.2%	)		(288,759)

NET ASSETS	100.0%			$23,307,243

(a)Non-income producing security.

(b)7-day current yield as of March 31, 2022 is disclosed.

At March 31, 2022, the Vontobel U.S. Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	99.0%

All other countries less than 2%	1.7
Total	100.7%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

March 31, 2022 (Unaudited)

Vontobel U.S. Equity Institutional Fund

Assets:
Investments, at value (Cost: $17,936,017)	$23,596,002
Receivable for dividends	16,054
Reclaims receivable	2,768
Receivable from investment adviser	32,293
Prepaid expenses	20,631

Total Assets	23,667,748

Liabilities:
Accounting and Administration fees payable	274,521
Regulatory and Compliance fees payable	24,247
Accrued expenses and other payables	61,737

Total Liabilities	360,505

Net Assets	$23,307,243

Class I Shares:
Net assets	$23,307,243
Shares of common stock outstanding	1,533,579

Net asset value per share	$15.20

Net Assets:
Paid in capital	$16,609,984
Distributable earnings (loss)	6,697,259

Net Assets	$23,307,243

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended March 31, 2022 (Unaudited)

Vontobel U.S. Equity Institutional Fund

Investment Income:
Dividend income (Net of foreign withholding tax of $813)	$143,014
Operating expenses:
Investment advisory	60,617
Accounting and Administration	74,795
Regulatory and Compliance	74,795
Audit fees	16,407
Trustees	34,219
Legal	19,772
Other	29,040

Total expenses before reductions	309,645
Expenses reduced by Adviser	(230,842)

Net expenses	78,803

Net investment income	64,211

Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains from investment transactions	1,388,557
Change in unrealized appreciation (depreciation) on investments	(646,609)
Change in unrealized appreciation (depreciation) on foreign currency	1

Net realized and unrealized gains from investment activities	741,949

Change in Net Assets Resulting from Operations	$806,160

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2022 (Unaudited) and the year ended September 30, 2021

	Vontobel U.S. Equity Institutional Fund
	2022	2021

Increase (decrease) in net assets:
Operations:
Net investment income	$64,211	$78,233
Net realized gains (losses) from investment and foreign currency transactions	1,388,557	2,175,846
Change in unrealized appreciation (depreciation) on investments and foreign currency	(646,608)	1,869,201

Change in net assets resulting from operations	806,160	4,123,280

Dividends paid to shareholders:
From distributable earnings	(2,462,623)	(566,599)

Total dividends paid to shareholders	(2,462,623)	(566,599)

Capital Transactions (Class I Shares):
Proceeds from sale of shares	1,162,518	1,231,588
Value of shares issued to shareholders in reinvestment of dividends	643,636	112,305
Value of shares redeemed	(845,198)	(714,233)

Change in net assets from capital transactions	960,956	629,660

Change in net assets	(695,507)	4,186,341
Net assets:
Beginning of period	24,002,750	19,816,409

End of period	$23,307,243	$24,002,750

Share Transactions (Class I Shares):
Sold	72,053	75,600
Reinvested	41,022	7,756
Redeemed	(57,199)	(45,096)

Change	55,876	38,260

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

Vontobel U.S. Equity Institutional Fund	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Period Ended September 30, 2018(a)

Net asset value, beginning of period	$16.24	$13.77	$12.35	$11.16	$10.00

Income (loss) from investment operations:
Net investment income(b)	0.04	0.05	0.07	0.09	0.05
Net realized and unrealized gains from investments and foreign currency	0.55	2.81	1.58	1.17	1.11

Total from investment operations	0.59	2.86	1.65	1.26	1.16

Less distributions paid:
From net investment income	(0.06)	(0.04)	(0.09)	(0.07)	—
From net realized gains	(1.57)	(0.35)	(0.14)	—	—

Total distributions paid	(1.63)	(0.39)	(0.23)	(0.07)	—

Change in net asset value	(1.04)	2.47	1.42	1.19	1.16

Net asset value, end of period	$15.20	$16.24	$13.77	$12.35	$11.16

Total return(c)	3.34%	21.18%	13.47%	11.46%	11.60%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$23,307	$24,003	$19,816	$15,921	$11,427
Ratio of net expenses to average net assets(d)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets(d)	0.53%	0.34%	0.54%	0.82%	0.84%
Ratio of gross expenses to average net assets(d)	2.55%	2.61%	3.33%	3.15%	2.93%
Portfolio turnover rate(c)	28.24%	43.97%	57.97%	27.31%	20.78%

(a)	For the period from March 27, 2018, commencement of operations, to September 30, 2018.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Fourth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 10, 2022. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Vontobel U.S. Equity Institutional Fund (the “Fund”) is a series of the Trust and commenced operations on March 27, 2018. These financial statements and notes only relate to the Fund.

The Fund is a diversified fund. The investment objective of the Fund is to provide long-term capital appreciation.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A.	Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its international equity securities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2022 in valuing the Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Vontobel U.S. Equity Institutional Fund
Common Stocks*	$23,469,608	$—	$—	$23,469,608
Short-Term Investments	126,394	—	—	126,394

Total Investments	$23,596,002	$—	$—	$23,596,002

*See additional categories in the Schedule of Investments.

As of March 31, 2022 there were no Level 2 or Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the six months ended March 31, 2022.

CURRENCY TRANSACTIONS

The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in Net Realized and Unrealized Gains (and Losses) from Investment Activities on the Statements of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in Net realized gains (losses) from foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statement of Operations.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2022, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s tax return for the tax years ended September 30, 2021, 2020, 2019 and 2018 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

OTHER RISKS

The global outbreak of COVID-19 has disrupted economies and markets, and the prolonged duration and economic impact is uncertain. These events can have a significant impact to a Fund’s operations and performance.

B.	Fees and Transactions with Affiliates and Other Parties

The Trust, on behalf of the Fund, has entered into an Amended and Restated Investment Advisory Agreement (the “Agreement”) with Vontobel Asset Management, Inc. (the “Adviser” or “Vontobel”) to provide investment advisory services to the Fund. Under the terms of the Agreement, the Fund pays the Adviser an annual fee based on the Fund’s daily net assets as set forth in the following table. The total fees incurred by the Fund pursuant to the Agreement is reflected as “Investment advisory” fees on the Statement of Operations. In addition, the Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) exceed the rates in the table below.

Fund	Class	Advisory Fee	Expense Limitation
Vontobel U.S. Equity Institutional Fund	Class I	0.50% on First $500 million	0.65%
		0.45% on assets over $500 million

The expense limitation agreement is effective until January 28, 2023 for the Fund at which time it will be subject to automatic renewal upon the effective date of the annual update to the the Fund’s registration statement. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

For the six months ended March 31, 2022, the Fund incurred advisory fees payable to Vontobel, expense waivers/reimbursements from Vontobel and paid expense recoupments to Vontobel as follows:

Fund	Advisory Fee to Vontobel	Expenses Reduced by Vontobel	Advisory Fees Recouped by Vontobel

Vontobel U.S. Equity Institutional Fund	$60,617	$230,842	$—

The balances of recoverable expenses to Vontobel by the Fund at March 31, 2022 were as follows:

For the:	Expiring	Vontobel

Year Ended September 30, 2019	September 30, 2022	$308,332
Year Ended September 30, 2020	September 30, 2023	467,284
Year Ended September 30, 2021	September 30, 2024	444,141
Six months ended March 31, 2022	September 30, 2025	230,842

Balances of Recoverable Expenses to the Adviser		$1,450,599

Foreside Financial Services, LLC (the “Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor $50,000 annually and reimburses for certain out-of-pocket expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian, and fund accounting agent for the Fund pursuant to written agreements with the Trust, on behalf of the Fund. The Fund has agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, and certain per account and transaction charges. The Fund is subject to a minimum annual fee of $150,000 relating to these services, and reimbursement for certain expenses incurred on behalf of the Fund, as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund has agreed to pay Foreside a tiered basis-point fee based on the Fund’s daily net assets, subject to an overall minimum annual fee of $150,000 for these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

The officers of the Trust are affiliated with Foreside, Northern Trust, or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. The Trust paid each Trustee who is not an “interested persons,” as that term is defined in the 1940 Act (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) compensation for their services based on an annual retainer of $125,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2022, the aggregate Trustee compensation paid by the Trust was $222,750. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” expenses on the Statement of Operations.

C.	Investment Transactions

For the six months ended March 31, 2022, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Fund	Cost of Purchases	Proceeds from sales
Vontobel U.S. Equity Institutional Fund	$6,721,755	$7,843,004

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

D.	Federal Income Tax

As of March 31, 2022, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Vontobel U.S. Equity Institutional Fund	$18,051,384	$5,784,779	$(240,161)	$5,544,618

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals.

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2021 and September 30, 2020 for the Fund were as follows:

Vontobel U.S. Equity Institutional Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid

2021	$94,303	$472,296	$566,599	$—	$566,599
2020	130,710	169,732	300,442	—	300,442

As of the latest tax year ended September 30, 2021, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings

Vontobel U.S. Equity Institutional Fund	$530,253	$1,564,906	$2,095,159	$ —	$ —	$6,258,563	$8,353,722

E.	Concentration by Ownership

A significant portion of the Fund’s shares may be held in a limited number of shareholder accounts including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

ADDITIONAL INFORMATION

March 31, 2022 (Unaudited)

A.	Summary of Fund Holdings as of March 31, 2022

Vontobel U.S. Equity Institutional Fund

Market Exposure

Equity Securities	% of Net Assets
Diversified Financial Services	15.2%
Internet	12.3
Retail	11.4
Software	10.9
Beverages	6.9
Healthcare-Services	5.9
Pharmaceuticals	5.5
Media	5.0
Healthcare-Products	4.9
Food	4.2
Commercial Services	3.7
Insurance	2.6
Machinery-Diversified	2.5
Distribution/Wholesale	1.9
Building Materials	1.8

Market Exposure

Equity Securities	% of Net Assets
Transportation	1.6%
Apparel	1.3
Semiconductors	1.1
Chemicals	1.0
Electronics	1.0
Total	100.7%

5 Largest Security Positions

Issuer	% of Net Assets
Microsoft Corp.	6.0%
Amazon.com, Inc.	6.0
Mastercard, Inc. - Class A	4.9
CME Group, Inc.	4.5
Coca-Cola (The) Co.	4.5
Total	25.9%

B.	Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2021 and held for the entire period through March 31, 2022.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

ADDITIONAL INFORMATION

March 31, 2022 (Unaudited)

	Expense Ratio	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid 10/1/21-3/31/22*
Actual	0.65%	$1,000.00	$1,033.40	$3.30
Hypothetical	0.65%	$1,000.00	$1,021.69	$3.28

*Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the actual number of operational days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

C.	Board Approval of Investment Advisory Agreement

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) requires that the Agreement be approved by a majority of the Board, including a majority of the Independent Trustees. It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to the Fund and its shareholders. The Board considered and approved the Agreement for the Fund at an in-person meeting held on March 9, 2022.

The Board requested, and the Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and the profits to be realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of the Fund’s shareholders.

The Board examined the nature, extent, and quality of the advisory services provided by the Adviser. The Board considered the terms of the Agreement, information and reports provided by the Adviser regarding its business, personnel and operations, and advisory services provided to the Fund. The Board reviewed the Adviser’s investment philosophy and portfolio construction process, the Adviser’s compliance program, pending material litigation, insurance coverage, business continuity program, and information security practices. The Board noted that, as set forth in the reports provided by the Adviser, there had been no material compliance issues or concerns raised or encountered since the last renewal of the Agreement and that there had been no material compliance issues in the past 36 months with respect to the Fund or any other fund managed by the Adviser. Taking into account the personnel involved in servicing the Fund, as well as the materials provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services received from the Adviser.

The Board reviewed the investment performance of the Fund and compared the Fund’s since inception and one-year performance through December 31, 2021, to the performance of the Fund’s benchmark and a peer group of funds drawn from the Fund’s Morningstar Category. The Board reviewed the methodology used to select the peer group of funds. The Board also reviewed the performance of another pooled vehicle and a separately managed account advised by the Adviser with similar investment mandates for one-year, five-years and ten-years periods through December 31, 2021. After considering the information presented to it, the Board expressed satisfaction with the performance of the Fund and the Adviser.

The Board reviewed the cost of services provided and the profits realized by the Adviser, including assertions related to compensation and profitability. The Board discussed the advisory fee paid by the Fund and the total operating expenses of the Fund. The Board noted that the Adviser received a management fee of 0.50% of average daily net assets of the Fund. The Board reviewed the investment advisory fee paid by the Fund in comparison to the investment advisory fees paid by the funds within the Fund’s peer group and in the Fund’s Morningstar category, noting that the fee paid by the Fund was less than the average fee paid by its peers and by funds in the Morningstar category. The Board then considered the expense cap in place for the Fund, noting that the Adviser had contractually agreed to waive fees and or reimburse expenses to limit total annual fund operating expenses to 0.65% of average daily net assets. After considering the comparative data provided by the Adviser, the Board concluded that the advisory fee and expense ratio were reasonable.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

ADDITIONAL INFORMATION

March 31, 2022 (Unaudited)

The Board examined the profitability of the Adviser’s relationship with the Fund and considered the information provided by the Adviser. Among other things, the Board considered the overall financial condition and profitability of the Adviser and representations made thereto and the overall importance of the Fund’s relationship to the Adviser’s business strategy. The Board concluded that, based on both the written and oral reports provided by the Adviser, the Fund was not yet profitable for the Adviser given the Fund’s limited history of operations and asset size.

In considering the economies of scale for the Fund, the Board considered the marketing and distribution plans for the Fund, the Fund’s capacity, and the Fund’s breakeven point. The Board considered the Adviser’s representations that it believed that breakpoints were not necessary at this time as the Fund was priced competitively. The Board recognized that the Adviser and its affiliates may derive other benefits from their relationship with the Fund, noting that, among other things, any brokerage commissions generated by the Fund’s investment activity would contribute to the Adviser’s soft-dollar commission pool. Additionally, the Board noted that the Adviser may enjoy enhanced name recognition as an adviser in the Trust, which may facilitate the procurement of additional mandates.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to the various factors considered.

D.	Board Review of Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the 1940 Act. This Rule requires every registered open-end management company to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, and the establishment of a 15% limitation on illiquid investments. Additionally, the SEC adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the SEC when certain liquidity-related events occur.

The Trust’s Board approved the appointment of the Adviser’s Liquidity Management Group as the administrator of the LRMP for the Fund on March 6, 2019.TheTrust’s Board approved the Fund’s LRMP at its regular board meeting on September 11, 2019.At the Board’s regular meeting on March 9, 2022, the Trust’s Chief Compliance Officer and the Adviser each provided a report to the Board on the operation and effectiveness of the LRMP. The Adviser manages liquidity risks associated with the Fund’s investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, the Adviser has contracted with a third party provider of liquidity monitoring services. The Adviser supplies portfolio-level data and certain assumptions to this provider, which the provider uses to determine preliminary classifications. Once these preliminary classifications are received by the Adviser, the Adviser’s personnel review the information.

The LRMP effectively managed the Fund’s liquidity risks for the period ended December 31, 2021. During this period, the Fund held no less than 50% of its total net assets in highly liquid investments. Because the Fund consisted primarily of highly liquid investments, no highly liquid investment minimum was required to be established for the Fund, and the Fund was well under its illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

E.	Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 866-252-5393 (toll free) or 312-630-6583. Information about how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th is available without charge, upon request, by calling the Trust at 866-252-5393 (toll free) or 312-630-6583 and on the SEC’s website at www.sec.gov.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

ADDITIONAL INFORMATION

March 31, 2022 (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available to shareholders upon written request or by calling the Fund at 866-252-5393 (toll free).

(This page has been intentionally left blank)

Investment Adviser

Vontobel Asset Management, Inc.

1540 Broadway

38th Floor

New York, New York 10036

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, New York 10036

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call

866-252-5393 (toll free) or 312-630-6583

VON 03/22

March 31, 2022

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Advisers Investment Trust

State Farm Funds

March 31, 2022 (Unaudited)

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact The Northern Trust Company at 866-342-2418 (toll free) or 312-557-7940 for a prospectus or summary prospectus containing this and other information. Read it carefully.

Investors may obtain a copy of the proxy voting policies and procedures by writing to Advisers Investment Trust in the name of the respective Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 866-342-2418 (toll free) or 312-557-7940. Information about how the Funds voted proxies relating to portfolio securities for each 12 month period ending June 30 is available without charge, upon request, by calling 866-342-2418 (toll free) or 312-557-7940 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov.

The Funds file their respective complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their respective reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available to shareholders upon written request or by calling 866-342-2418 (toll free) or 312-557-7940.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

MESSAGE TO SHAREHOLDERS

March 31, 2022

Dear Shareholders,

Thank you for investing with State Farm Funds®. We are pleased to present the Semi-Annual Report for the 6-month period ended March 31, 2022, for the State Farm Growth Fund, State Farm Balanced Fund, State Farm Interim Fund, and the State Farm Municipal Bond Fund (the “State Farm Funds” or the “Funds”), each a series of Advisers Investment Trust. We encourage your review and consideration of the entire report.

State Farm Investment Management Corp., the Investment Adviser, has consistently maintained a long-term, disciplined approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals.1 We believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation mix are important elements in pursuing investment success.2

We appreciate the trust and confidence you have placed in us, and we look forward to continuing to serve your investing needs.

Sincerely,

Joe R. Monk Jr.
Senior Vice President
State Farm Investment Management Corp.

[1]	Investing involves risk, including potential for loss.

[2]	Asset allocation does not assure a profit or protect against loss.

1

ADVISERS INVESTMENT TRUST

STATE FARM GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (98.73%)
Banking (2.19%)
Bank of America Corp.	153,200	$6,314,904
Citigroup Inc.	148,000	7,903,200
First Republic Bank	30,000	4,863,000
JPMorgan Chase & Co.	60,700	8,274,624
M&T Bank Corp.	78,100	13,237,950
U.S. Bancorp	58,621	3,115,706
Wells Fargo & Co.	2,250,100	109,039,846

		152,749,230

Consumer Discretionary Products (1.77%)
Ford Motor Co.	530,200	8,965,682
Gentex Corp.	114,900	3,351,633
HNI Corp.	1,439,200	53,322,360
NIKE Inc., Class B	19,800	2,664,288
Tapestry Inc.	310,200	11,523,930
Tesla Inc.(a)	40,600	43,750,560

		123,578,453

Consumer Discretionary Services (0.76%)
Domino’s Pizza Inc.	22,000	8,954,220
McDonald’s Corp.	12,600	3,115,728
Service Corp. International	131,200	8,635,584
Starbucks Corp.	335,800	30,547,726
Yum! Brands Inc.	18,000	2,133,540

		53,386,798

Consumer Staple Products (6.26%)
Altria Group Inc.	538,000	28,110,500
Coca-Cola Co., The	884,100	54,814,200
Colgate-Palmolive Co.	466,300	35,359,529
Hershey Co., The	58,600	12,694,518
Kellogg Co.	179,400	11,569,506
McCormick & Co. Inc.	857,200	85,548,560
PepsiCo Inc.	496,000	83,020,480
Philip Morris International Inc.	46,400	4,358,816
Procter & Gamble Co., The	801,555	122,477,604

		437,953,713

Financial Services (1.00%)
American Express Co.	38,600	7,218,200
BlackRock Inc.	15,600	11,921,052
Credit Acceptance Corp.(a)	5,000	2,751,850
GATX Corp.	34,000	4,193,220
Intercontinental Exchange Inc.	1,300	171,756
Janus Henderson Group PLC	285,300	9,991,206
Northern Trust Corp.	20,600	2,398,870
OneMain Holdings Inc.	189,200	8,969,972
Virtu Financial Inc., Class A	607,100	22,596,262

		70,212,388

Health Care (19.45%)
Abbott Laboratories	847,500	100,310,100
AbbVie Inc.	612,600	99,308,586
Agilent Technologies Inc.	548,071	72,526,235
Amgen Inc.	176,485	42,677,603
Bristol-Myers Squibb Co.	18,800	1,372,964

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Chemed Corp.	20,500	$10,384,275
Eli Lilly & Co.	960,500	275,058,385
Gilead Sciences Inc.	148,100	8,804,545
IQVIA Holdings Inc.(a)	48,100	11,121,201
Johnson & Johnson	2,481,600	439,813,968
Merck & Co. Inc.	122,450	10,047,022
Organon & Co.	28,275	987,646
Pfizer Inc.	2,239,031	115,914,635
QIAGEN NV(a)	206,000	10,094,000
Regeneron Pharmaceuticals Inc.(a)	18,700	13,060,454
Thermo Fisher Scientific Inc.	5,200	3,071,380
UnitedHealth Group Inc.	23,600	12,035,292
Zoetis Inc.	705,696	133,087,209

		1,359,675,500

Industrial Products (5.33%)
3M Co.	135,000	20,098,800
Caterpillar Inc.	892,521	198,871,529
Deere & Co.	2,900	1,204,834
Donaldson Co. Inc.	49,713	2,581,596
Emerson Electric Co.	126,400	12,393,520
Illinois Tool Works Inc.	652,500	136,633,500
Westinghouse Air Brake Technologies Corp.	11,311	1,087,779

		372,871,558

Industrial Services (1.27%)
CH Robinson Worldwide Inc.	8,600	926,306
Cintas Corp.	11,800	5,019,602
Expeditors International of Washington Inc.	92,900	9,583,564
H&R Block Inc.	153,700	4,002,348
JB Hunt Transport Services Inc.	64,400	12,930,876
Landstar System Inc.	60,100	9,064,883
Old Dominion Freight Line Inc.	28,600	8,542,248
Union Pacific Corp.	35,100	9,589,671
United Parcel Service Inc., Class B	115,900	24,855,914
Waste Management Inc.	25,600	4,057,600

		88,573,012

Insurance (1.12%)
Allstate Corp., The	14,400	1,994,544
Aon PLC, Class A	39,600	12,894,948
Assurant Inc.	71,900	13,073,577
Chubb Ltd.	46,700	9,989,130
Erie Indemnity Co., Class A	10,000	1,761,300
Hanover Insurance Group Inc., The	90,300	13,501,656
Travelers Cos. Inc., The	66,700	12,188,091
W.R. Berkley Corp.	28,200	1,877,838
Willis Towers Watson PLC	46,700	11,031,474

		78,312,558

Materials (10.02%)
Air Products and Chemicals Inc.	830,000	207,425,300
AptarGroup Inc.	438,205	51,489,087
Corteva Inc.	27,375	1,573,515

2	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Dow Inc.	26,244	$1,672,268
DuPont de Nemours Inc.	18,693	1,375,431
Ecolab Inc.	53,200	9,392,992
International Flavors & Fragrances Inc.	537,141	70,542,728
Newmont Corp.	199,500	15,850,275
Nucor Corp.	531,200	78,962,880
Olin Corp.	8,400	439,152
Rio Tinto PLC Sponsored ADR	822,000	66,088,800
Sherwin-Williams Co., The	19,200	4,792,704
Vulcan Materials Co.	1,039,200	190,901,040

		700,506,172

Media (10.09%)
Activision Blizzard Inc.	72,100	5,775,931
Alphabet Inc., Class A(a)	74,935	208,420,462
Alphabet Inc., Class C(a)	5,916	16,523,329
Charter Communications Inc., Class A(a)	19,000	10,364,880
Comcast Corp., Class A	42,900	2,008,578
Interpublic Group of Cos. Inc., The	544,500	19,302,525
Meta Platforms Inc., Class A(a)	124,170	27,610,441
New York Times Co., The, Class A	247,100	11,327,064
Nexstar Media Group Inc., Class A	49,700	9,367,456
Omnicom Group Inc.	93,400	7,927,792
Sirius XM Holdings Inc.	1,026,400	6,794,768
VeriSign Inc.(a)	40,500	9,009,630
Walt Disney Co., The(a)	2,609,840	357,965,655
World Wrestling Entertainment Inc., Class A	204,500	12,768,980

		705,167,491

Oil & Gas (3.99%)
Antero Midstream Corp.	951,700	10,344,979
APA Corp.	219,200	9,059,536
Chevron Corp.	1,060,000	172,599,800
Devon Energy Corp.	124,100	7,338,033
Diamondback Energy Inc.	24,500	3,358,460
EOG Resources Inc.	79,000	9,419,170
Exxon Mobil Corp.	131,600	10,868,844
Halliburton Co.	3,100	117,397
Marathon Oil Corp.	106,500	2,674,215
Occidental Petroleum Corp.	197,500	11,206,150
Targa Resources Corp.	173,100	13,063,857
Texas Pacific Land Corp.	11,400	15,414,054
Williams Cos. Inc., The	411,700	13,754,897

		279,219,392

Real Estate (1.52%)
American Tower Corp.	35,800	8,993,676
AvalonBay Communities Inc.	14,700	3,651,039
Essex Property Trust Inc.	24,600	8,498,808
Extra Space Storage Inc.	43,400	8,923,040
Highwoods Properties Inc.	340,700	15,583,618
Iron Mountain Inc.	359,300	19,908,813
Lamar Advertising Co., Class A	122,500	14,232,050

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Mid-America Apartment Communities Inc.	17,300	$3,623,485
Public Storage	37,200	14,518,416
Rayonier Inc.	199,700	8,211,664
SL Green Realty Corp.	0	2

		106,144,611

Renewable Energy (0.05%)
Enphase Energy Inc.(a)	18,400	3,712,752

Retail & Wholesale - Discretionary (1.73%)
Amazon.com Inc.(a)	11,130	36,283,243
AutoZone Inc.(a)	5,700	11,654,106
Bath & Body Works Inc.	22,400	1,070,720
Best Buy Co. Inc.	51,100	4,644,990
Copart Inc.(a)	12,700	1,593,469
Dick’s Sporting Goods Inc.	7,700	770,154
Etsy Inc.(a)	600	74,568
Home Depot Inc., The	102,047	30,545,729
Lowe’s Cos. Inc.	10,600	2,143,214
O’Reilly Automotive Inc.(a)	19,500	13,356,720
Williams-Sonoma Inc.	130,700	18,951,500

		121,088,413

Retail & Wholesale - Staples (7.25%)
Archer-Daniels-Midland Co.	3,291,354	297,077,612
Costco Wholesale Corp.	18,900	10,883,565
Target Corp.	62,600	13,284,972
Walmart Inc.	1,248,700	185,956,404

		507,202,553

Software & Services (5.90%)
Accenture PLC, Class A	48,500	16,355,655
Adobe Inc.(a)	8,116	3,697,812
ANSYS Inc.(a)	27,700	8,798,905
Automatic Data Processing Inc.	109,900	25,006,646
CACI International Inc., Class A(a)	15,300	4,609,278
CDK Global Inc.	261,500	12,729,820
CDW Corp.	35,100	6,279,039
Cerner Corp.	32,100	3,003,276
Intuit Inc.	35,900	17,262,156
Jack Henry & Associates Inc.	5,300	1,044,365
Mastercard Inc., Class A	42,564	15,211,522
Microsoft Corp.	701,169	216,177,415
NortonLifeLock Inc.	543,300	14,408,316
Paychex Inc.	93,400	12,746,298
Roper Technologies Inc.	25,700	12,136,311
Verisk Analytics Inc.	45,000	9,658,350
Visa Inc., Class A	123,712	27,435,610
Western Union Co., The	300,000	5,622,000

		412,182,774

Technology Hardware & Semiconductors (17.93%)
Advanced Micro Devices Inc.(a)	116,400	12,727,176
Apple Inc.	5,017,768	876,152,470
Applied Materials Inc.	10,500	1,383,900

See accompanying notes to financial statements.	3

ADVISERS INVESTMENT TRUST

STATE FARM GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (Cont.)
Technology Hardware & Semiconductors (Cont.)
ASML Holding NV NY Reg. Shares	334,733	$223,578,213
Broadcom Inc.	27,000	17,001,360
Cisco Systems Inc.	34,600	1,929,296
Corning Inc.	1,284,600	47,414,586
HP Inc.	456,100	16,556,430
Intel Corp.	17,500	867,300
Microchip Technology Inc.	58,600	4,403,204
NVIDIA Corp.	66,300	18,090,618
QUALCOMM Inc.	15,600	2,383,992
Texas Instruments Inc.	169,007	31,009,404

		1,253,497,949

Telecommunications (0.15%)
Verizon Communications Inc.	204,700	10,427,418

Utilities (0.95%)
American Water Works Co. Inc.	71,500	11,835,395
Dominion Energy Inc.	139,500	11,853,315
Duke Energy Corp.	102,766	11,474,852
IDACORP Inc.	76,200	8,790,432
PPL Corp.	78,500	2,241,960
Public Service Enterprise Group Inc.	99,300	6,951,000
Southern Co., The	50,700	3,676,257
WEC Energy Group Inc.	94,700	9,452,007

		66,275,218

Total Common Stocks (cost $1,913,304,236)		6,902,737,953

	Principal amount	Value
U.S. Treasury Obligations (0.07%)
U.S. Treasury Bill 0.290%, 06/30/2022(b),(c)	$5,235,000	5,228,309

Total U.S. Treasury Obligations (cost $5,231,236)		5,228,309

	Shares	Value
Short-term Investments (1.09%)
Northern Institutional Treasury Portfolio (Premier Class), 0.12%(d)	75,926,499	75,926,499

Total Short-term Investments (cost $75,926,499)		75,926,499

TOTAL INVESTMENTS (99.89%) (cost $1,994,461,971)		6,983,892,761
OTHER ASSETS, NET OF LIABILITIES (0.11%)		8,000,012

NET ASSETS (100.00%)		$6,991,892,773

(a)	Non-income producing security.
(b)	Security pledged as collateral to cover margin requirements for open futures contracts.
(c)	Discount rate at the time of purchase.
(d)	Rate shown is the 7-day yield as of March 31, 2022.

PLC – Public Limited Company

ADR – American Depositary Receipt

At March 31, 2022, the Fund had open futures contracts as follows:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)*
Long Contracts
E-Mini S&P 500	229	6/17/2022	USD	51,877,088	$3,992,121

*Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

4	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (71.65%)
Banking (1.91%)
Bank of America Corp.	31,900	$1,314,918
Citigroup Inc.	1,000	53,400
First Republic Bank	11,000	1,783,100
JPMorgan Chase & Co.	14,700	2,003,904
M&T Bank Corp.	24,300	4,118,850
U.S. Bancorp	14,245	757,122
Wells Fargo & Co.	735,000	35,618,100

		45,649,394

Consumer Discretionary Products (0.54%)
Gentex Corp.	23,300	679,661
HNI Corp.	160,000	5,928,000
NIKE Inc., Class B	1,000	134,560
Tapestry Inc.	77,800	2,890,270
Tesla Inc.(a)	3,100	3,340,560

		12,973,051

Consumer Discretionary Services (0.55%)
Domino’s Pizza Inc.	5,100	2,075,751
McDonald’s Corp.	1,900	469,832
Service Corp. International	35,000	2,303,700
Starbucks Corp.	84,100	7,650,577
Yum! Brands Inc.	4,600	545,238

		13,045,098

Consumer Staple Products (4.87%)
Altria Group Inc.	43,600	2,278,100
Coca-Cola Co., The	177,257	10,989,934
Colgate-Palmolive Co.	27,300	2,070,159
Hershey Co., The	16,200	3,509,406
Kellogg Co.	132,500	8,544,925
Nestle SA Sponsored ADR	69,700	9,067,970
PepsiCo Inc.	46,400	7,766,432
Philip Morris International Inc.	1,900	178,486
Procter & Gamble Co., The	473,400	72,335,520

		116,740,932

Financial Services (0.36%)
American Express Co.	17,600	3,291,200
BlackRock Inc.	3,700	2,827,429
Credit Acceptance Corp.(a)	1,200	660,444
GATX Corp.	9,900	1,220,967
Intercontinental Exchange Inc.	500	66,060
Northern Trust Corp.	5,200	605,540

		8,671,640

Health Care (12.53%)
Abbott Laboratories	143,875	17,029,045
AbbVie Inc.	50,000	8,105,500
Agilent Technologies Inc.	143,787	19,027,334
Amgen Inc.	70,750	17,108,765
Bristol-Myers Squibb Co.	2,300	167,969
Chemed Corp.	4,800	2,431,440
Eli Lilly & Co.	213,800	61,225,906
Gilead Sciences Inc.	37,000	2,199,650
IQVIA Holdings Inc.(a)	10,600	2,450,826

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Johnson & Johnson	417,700	$74,028,971
Merck & Co. Inc.	75,900	6,227,595
Organon & Co.	10,320	360,477
Pfizer Inc.	728,140	37,695,808
QIAGEN NV(a)	48,300	2,366,700
Regeneron Pharmaceuticals Inc.(a)	4,800	3,352,416
Thermo Fisher Scientific Inc.	900	531,585
UnitedHealth Group Inc.	5,300	2,702,841
Zoetis Inc.	229,495	43,280,462

		300,293,290

Industrial Products (5.08%)
3M Co.	62,100	9,245,448
Caterpillar Inc.	262,400	58,467,968
Deere & Co.	41,002	17,034,691
Donaldson Co. Inc.	49,317	2,561,032
Emerson Electric Co.	71,700	7,030,185
Illinois Tool Works Inc.	130,600	27,347,640
Westinghouse Air Brake Technologies Corp.	676	65,011

		121,751,975

Industrial Services (0.79%)
Cintas Corp.	2,900	1,233,631
Expeditors International of Washington Inc.	19,900	2,052,884
JB Hunt Transport Services Inc.	16,000	3,212,640
Landstar System Inc.	12,400	1,870,292
Old Dominion Freight Line Inc.	7,100	2,120,628
Union Pacific Corp.	12,066	3,296,552
United Parcel Service Inc., Class B	21,300	4,567,998
Waste Management Inc.	3,800	602,300

		18,956,925

Insurance (0.81%)
Allstate Corp., The	5,100	706,401
Aon PLC, Class A	9,900	3,223,737
Assurant Inc.	18,900	3,436,587
Berkshire Hathaway Inc., Class B, Class B(a)	200	70,582
Chubb Ltd.	12,900	2,759,310
Hanover Insurance Group Inc., The	20,100	3,005,352
Travelers Cos. Inc., The	17,600	3,216,048
W.R. Berkley Corp.	7,050	469,459
Willis Towers Watson PLC	11,000	2,598,420

		19,485,896

Materials (8.64%)
Air Products and Chemicals Inc.	230,000	57,479,300
AptarGroup Inc.	107,000	12,572,500
Corteva Inc.	5,022	288,665
Dow Inc.	39,352	2,507,509
DuPont de Nemours Inc.	6,215	457,300
Ecolab Inc.	12,000	2,118,720

See accompanying notes to financial statements.	5

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
International Flavors & Fragrances Inc.	120,088	$15,771,157
Newmont Corp.	52,100	4,139,345
Nucor Corp.	436,800	64,930,320
Rio Tinto PLC Sponsored ADR	200,000	16,080,000
Sherwin-Williams Co., The	4,700	1,173,214
Vulcan Materials Co.	160,200	29,428,740

		206,946,770

Media (10.36%)
Alphabet Inc., Class A(a)	29,487	82,013,668
Alphabet Inc., Class C(a)	3,559	9,940,251
Charter Communications Inc., Class A(a)	3,700	2,018,424
Comcast Corp., Class A	25,700	1,203,274
Meta Platforms Inc., Class A(a)	59,630	13,259,327
New York Times Co., The, Class A	42,000	1,925,280
Sirius XM Holdings Inc.	467,100	3,092,202
VeriSign Inc.(a)	11,300	2,513,798
Walt Disney Co., The(a)	941,595	129,149,170
World Wrestling Entertainment Inc., Class A	51,300	3,203,172

		248,318,566

Oil & Gas (3.28%)
APA Corp.	41,200	1,702,796
Chevron Corp.	288,000	46,895,040
Devon Energy Corp.	10,900	644,517
Enbridge Inc.	54,858	2,528,405
Exxon Mobil Corp.	274,000	22,629,660
Texas Pacific Land Corp.	2,400	3,245,064
Williams Cos. Inc., The	26,900	898,729

		78,544,211

Real Estate (0.86%)
American Tower Corp.	8,100	2,034,882
AvalonBay Communities Inc.	2,400	596,088
Essex Property Trust Inc.	7,900	2,729,292
Extra Space Storage Inc.	11,300	2,323,280
Iron Mountain Inc.	89,800	4,975,818
Lamar Advertising Co., Class A	30,800	3,578,344
Mid-America Apartment Communities Inc.	5,000	1,047,250
Public Storage	8,200	3,200,296

		20,485,250

Retail & Wholesale - Discretionary (1.12%)
Amazon.com Inc.(a)	2,590	8,443,270
AutoZone Inc.(a)	1,500	3,066,870
Copart Inc.(a)	3,700	464,239
Home Depot Inc., The	20,260	6,064,426
Lowe’s Cos. Inc.	1,600	323,504
O’Reilly Automotive Inc.(a)	5,300	3,630,288
Williams-Sonoma Inc.	32,800	4,756,000

		26,748,597

	Shares	Value
Common Stocks (Cont.)
Retail & Wholesale - Staples (4.50%)
Archer-Daniels-Midland Co.	882,861	$79,687,034
Costco Wholesale Corp.	5,000	2,879,250
Target Corp.	17,600	3,735,072
Walmart Inc.	144,043	21,450,883

		107,752,239

Software & Services (4.38%)
Accenture PLC, Class A	12,300	4,147,929
Adobe Inc.(a)	1,800	820,116
ANSYS Inc.(a)	6,600	2,096,490
Automatic Data Processing Inc.	38,600	8,783,044
CACI International Inc., Class A(a)	3,800	1,144,788
CDK Global Inc.	65,500	3,188,540
CDW Corp.	7,900	1,413,231
Intuit Inc.	8,700	4,183,308
Mastercard Inc., Class A	11,139	3,980,856
Microsoft Corp.	179,321	55,286,457
NortonLifeLock Inc.	136,100	3,609,372
Paychex Inc.	21,400	2,920,458
Roper Technologies Inc.	5,800	2,738,934
Verisk Analytics Inc.	11,600	2,489,708
Visa Inc., Class A	30,930	6,859,346
Western Union Co., The	73,600	1,379,264

		105,041,841

Technology Hardware & Semiconductors (10.28%)
Advanced Micro Devices Inc.(a)	5,500	601,370
Apple Inc.	1,179,104	205,883,349
ASML Holding NV NY Reg. Shares	14,821	9,899,391
Broadcom Inc.	6,700	4,218,856
Cisco Systems Inc.	9,500	529,720
Corning Inc.	372,300	13,741,593
HP Inc.	114,000	4,138,200
Intel Corp.	4,900	242,844
NVIDIA Corp.	6,600	1,800,876
QUALCOMM Inc.	4,300	657,126
Texas Instruments Inc.	24,373	4,471,958

		246,185,283

Telecommunications (0.11%)
Verizon Communications Inc.	51,390	2,617,807

Utilities (0.68%)
AES Corp., The	25,100	645,823
American Water Works Co. Inc.	16,300	2,698,139
Dominion Energy Inc.	29,700	2,523,609
Duke Energy Corp.	28,833	3,219,493
IDACORP Inc.	21,500	2,480,240
Public Service Enterprise Group Inc.	27,200	1,904,000
Southern Co., The	10,800	783,108
WEC Energy Group Inc.	21,300	2,125,953

		16,380,365

Total Common Stocks (cost $429,964,452)		1,716,589,130

6	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022 (Unaudited)

	Principal amount	Value
Corporate Bonds (11.04%)
Aerospace & Defense (0.48%)
Boeing (The) Co.
2.850%, 10/30/2024	$1,000,000	$995,436
General Dynamics Corp.
2.375%, 11/15/2024	500,000	497,911
Raytheon Technologies Corp.
3.150%, 12/15/2024	1,000,000	1,004,375
Northrop Grumman Corp.
2.930%, 01/15/2025	1,000,000	1,002,227
Lockheed Martin Corp.
2.900%, 03/01/2025	1,000,000	1,006,039
Precision Castparts Corp.
3.250%, 06/15/2025	1,000,000	1,011,341
Boeing (The) Co.
2.250%, 06/15/2026	500,000	472,604
General Dynamics Corp.
2.125%, 08/15/2026	500,000	484,326
Raytheon Technologies Corp.
3.125%, 05/04/2027	1,000,000	1,002,981
General Dynamics Corp.
2.625%, 11/15/2027	500,000	492,169
Northrop Grumman Corp.
3.250%, 01/15/2028	1,000,000	1,000,045
General Dynamics Corp.
3.750%, 05/15/2028	1,200,000	1,231,677
Raytheon Technologies Corp.
2.250%, 07/01/2030	1,500,000	1,389,379

		11,590,510

Apparel & Textile Products (0.06%)
NIKE, Inc.
2.250%, 05/01/2023	500,000	500,143
2.375%, 11/01/2026	1,000,000	979,499

		1,479,642

Asset Management (0.05%)
Charles Schwab (The) Corp.
3.750%, 04/01/2024	1,140,000	1,159,344

Automotive (0.21%)
Toyota Motor Credit Corp.
2.900%, 04/17/2024	1,000,000	1,005,823
American Honda Finance Corp.
2.300%, 09/09/2026	1,000,000	967,011
Toyota Motor Credit Corp.
3.050%, 01/11/2028	1,000,000	991,992
American Honda Finance Corp.
3.500%, 02/15/2028	1,000,000	1,010,355
Toyota Motor Credit Corp.
3.650%, 01/08/2029	1,000,000	1,021,199

		4,996,380

Banking (0.55%)
U.S. Bancorp
3.700%, 01/30/2024	500,000	510,861

	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
Bank of Nova Scotia (The)
3.400%, 02/11/2024	$250,000	$253,359
JPMorgan Chase & Co.
3.625%, 05/13/2024	500,000	509,987
3.125%, 01/23/2025	1,000,000	1,005,161
PNC Bank N.A.
3.250%, 06/01/2025	500,000	505,054
JPMorgan Chase & Co.
3.300%, 04/01/2026	1,000,000	1,007,924
Wells Fargo & Co.
3.000%, 04/22/2026	1,000,000	990,286
U.S. Bancorp
2.375%, 07/22/2026	1,000,000	975,077
Wells Fargo & Co.
3.000%, 10/23/2026	1,500,000	1,479,134
U.S. Bancorp
3.150%, 04/27/2027	1,000,000	1,006,894
PNC Bank N.A.
3.100%, 10/25/2027	1,000,000	998,105
U.S. Bancorp
3.900%, 04/26/2028	1,000,000	1,026,619
Wells Fargo & Co.
4.150%, 01/24/2029	1,000,000	1,037,251
Bank of America Corp. (Variable, U.S. SOFR + 1.25%)(b)
3.974%, 02/07/2030	1,000,000	1,016,140
JPMorgan Chase & Co. (Variable, ICE LIBOR USD 3M + 1.21%)(b)
2.580%, 04/22/2032	1,000,000	916,153

		13,238,005

Beverages (0.46%)
PepsiCo, Inc.
3.600%, 03/01/2024	1,000,000	1,022,517
3.500%, 07/17/2025	1,000,000	1,023,504
2.850%, 02/24/2026	1,000,000	1,006,989
Coca-Cola (The) Co.
2.900%, 05/25/2027	500,000	495,101
PepsiCo, Inc.
3.000%, 10/15/2027	1,500,000	1,511,228
Coca-Cola (The) Co.
2.125%, 09/06/2029	1,000,000	942,059
PepsiCo, Inc.
1.400%, 02/25/2031	1,500,000	1,311,417
Coca-Cola (The) Co.
2.000%, 03/05/2031	3,000,000	2,745,360
1.375%, 03/15/2031	1,000,000	866,452

		10,924,627

Biotechnology & Pharmaceuticals (1.00%)
Merck & Co., Inc.
2.800%, 05/18/2023	2,000,000	2,015,496
Novartis Capital Corp.
3.400%, 05/06/2024	1,500,000	1,527,099

See accompanying notes to financial statements.	7

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Biotechnology & Pharmaceuticals (Cont.)
Pfizer, Inc.
3.400%, 05/15/2024	$1,000,000	$1,019,835
Amgen, Inc.
3.625%, 05/22/2024	1,000,000	1,018,689
Eli Lilly & Co.
2.750%, 06/01/2025	472,000	469,914
AstraZeneca PLC
3.375%, 11/16/2025	1,000,000	1,014,589
Novartis Capital Corp.
3.000%, 11/20/2025	1,000,000	1,005,102
Johnson & Johnson
2.450%, 03/01/2026	500,000	497,314
Amgen, Inc.
2.600%, 08/19/2026	1,000,000	985,676
Eli Lilly & Co.
3.100%, 05/15/2027	500,000	499,929
AstraZeneca PLC
3.125%, 06/12/2027	1,000,000	1,006,377
Amgen, Inc.
3.200%, 11/02/2027	1,000,000	1,005,984
Johnson & Johnson
2.900%, 01/15/2028	2,000,000	2,006,165
GlaxoSmithKline Capital, Inc.
3.875%, 05/15/2028	2,000,000	2,088,183
Sanofi
3.625%, 06/19/2028	1,500,000	1,544,293
Merck & Co., Inc.
3.400%, 03/07/2029	1,000,000	1,022,670
Eli Lilly & Co.
3.375%, 03/15/2029	407,000	417,200
Pfizer, Inc.
3.450%, 03/15/2029	1,000,000	1,028,568
Bristol-Myers Squibb Co.
3.400%, 07/26/2029	619,000	630,010
Merck & Co., Inc.
1.450%, 06/24/2030	500,000	443,933
AstraZeneca PLC
1.375%, 08/06/2030	1,000,000	871,431
Johnson & Johnson
1.300%, 09/01/2030	2,000,000	1,780,895

		23,899,352

Cable & Satellite (0.08%)
Comcast Corp.
2.350%, 01/15/2027	1,000,000	972,357
1.500%, 02/15/2031	1,000,000	871,301

		1,843,658

Chemicals (0.34%)
Linde, Inc.
3.200%, 01/30/2026	1,000,000	1,005,473
Ecolab, Inc.
2.700%, 11/01/2026	1,000,000	988,496
3.250%, 12/01/2027	1,500,000	1,525,109

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
PPG Industries, Inc.
3.750%, 03/15/2028	$2,000,000	$2,045,682
E.I. du Pont de Nemours and Co.
2.300%, 07/15/2030	1,000,000	930,624
Ecolab, Inc.
1.300%, 01/30/2031	2,000,000	1,725,188

		8,220,572

Diversified Industrials (0.33%)
Emerson Electric Co.
3.150%, 06/01/2025	1,000,000	1,009,164
3M Co.
3.000%, 08/07/2025	1,000,000	1,003,696
Dover Corp.
3.150%, 11/15/2025	1,000,000	996,356
3M Co.
2.250%, 09/19/2026	500,000	486,062
Honeywell International, Inc.
2.500%, 11/01/2026	2,000,000	1,972,852
3M Co.
3.375%, 03/01/2029	1,000,000	1,016,850
Honeywell International, Inc.
1.950%, 06/01/2030	500,000	461,665
Emerson Electric Co.
1.950%, 10/15/2030	1,000,000	905,124

		7,851,769

E-Commerce Discretionary (0.04%)
Amazon.com, Inc.
3.150%, 08/22/2027	1,000,000	1,012,825

Electric Utilities (2.28%)
Public Service Electric and Gas Co.
2.375%, 05/15/2023	2,000,000	2,002,136
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	2,014,190
PacifiCorp
2.950%, 06/01/2023	1,000,000	1,001,496
Pacific Gas and Electric Co.
3.250%, 06/15/2023	1,000,000	998,194
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,007,469
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,026,657
Duke Energy Ohio, Inc.
3.800%, 09/01/2023	1,000,000	1,013,258
Public Service Co. of New Hampshire
3.500%, 11/01/2023	500,000	505,890
Delmarva Power & Light Co.
3.500%, 11/15/2023	1,000,000	1,011,044
Alabama Power Co.
3.550%, 12/01/2023	1,000,000	1,012,330
Virginia Electric and Power Co.
3.450%, 02/15/2024	1,000,000	1,010,470

8	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
Potomac Electric Power Co.
3.600%, 03/15/2024	$1,000,000	$1,013,479
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,034,584
Florida Power & Light Co.
3.250%, 06/01/2024	1,000,000	1,012,874
Interstate Power and Light Co.
3.250%, 12/01/2024	1,000,000	1,004,407
DTE Electric Co.
3.375%, 03/01/2025	1,000,000	1,007,100
Arizona Public Service Co.
3.150%, 05/15/2025	500,000	499,453
Pacific Gas and Electric Co.
3.500%, 06/15/2025	1,000,000	975,735
3.450%, 07/01/2025	500,000	487,725
Duke Energy Progress LLC
3.250%, 08/15/2025	1,000,000	1,005,867
Louisville Gas and Electric Co.
3.300%, 10/01/2025	1,000,000	1,004,682
Florida Power & Light Co.
3.125%, 12/01/2025	1,000,000	1,007,008
Virginia Electric and Power Co.
3.150%, 01/15/2026	1,000,000	1,001,373
Georgia Power Co.
3.250%, 04/01/2026	1,000,000	1,003,313
San Diego Gas & Electric Co.
2.500%, 05/15/2026	1,000,000	979,279
NSTAR Electric Co.
2.700%, 06/01/2026	1,000,000	973,274
Commonwealth Edison Co.
2.550%, 06/15/2026	1,000,000	982,040
Evergy Kansas Central, Inc.
2.550%, 07/01/2026	1,000,000	977,667
CenterPoint Energy Houston Electric LLC
2.400%, 09/01/2026	500,000	484,527
Duke Energy Carolinas LLC
2.950%, 12/01/2026	1,000,000	997,428
AEP Transmission Co. LLC
3.100%, 12/01/2026	500,000	498,758
Evergy Kansas Central, Inc.
3.100%, 04/01/2027	1,000,000	996,142
Public Service Electric and Gas Co.
3.000%, 05/15/2027	500,000	495,605
NSTAR Electric Co.
3.200%, 05/15/2027	1,000,000	1,001,206
Appalachian Power Co.
3.300%, 06/01/2027	1,000,000	1,005,384
Union Electric Co.
2.950%, 06/15/2027	1,000,000	985,467
Commonwealth Edison Co.
2.950%, 08/15/2027	500,000	492,896
Wisconsin Power and Light Co.
3.050%, 10/15/2027	1,000,000	992,361

	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
Pacific Gas and Electric Co.
3.300%, 12/01/2027	$1,000,000	$943,351
Southern California Edison Co.
3.650%, 03/01/2028	1,000,000	998,467
Virginia Electric and Power Co.
3.800%, 04/01/2028	1,000,000	1,023,597
Public Service Electric and Gas Co.
3.700%, 05/01/2028	1,000,000	1,018,002
Ameren Illinois Co.
3.800%, 05/15/2028	1,000,000	1,026,176
Indiana Michigan Power Co.
3.850%, 05/15/2028	1,000,000	1,018,772
AEP Texas, Inc.
3.950%, 06/01/2028	1,000,000	1,020,346
Pacific Gas and Electric Co.
3.750%, 07/01/2028	500,000	478,512
Duke Energy Ohio, Inc.
3.650%, 02/01/2029	1,000,000	1,016,454
Union Electric Co.
3.500%, 03/15/2029	1,000,000	1,014,752
MidAmerican Energy Co.
3.650%, 04/15/2029	2,000,000	2,055,703
Interstate Power and Light Co.
2.300%, 06/01/2030	500,000	455,813
Alabama Power Co.
1.450%, 09/15/2030	1,500,000	1,300,840
Public Service Co. of Colorado
1.875%, 06/15/2031	3,000,000	2,666,102

		54,559,655

Electrical Equipment (0.09%)
ABB Finance U.S.A., Inc.
3.800%, 04/03/2028	1,000,000	1,032,104
Rockwell Automation, Inc.
3.500%, 03/01/2029	1,000,000	1,031,995

		2,064,099

Electricity & Gas Marketing & Trading (0.17%)
PECO Energy Co.
3.150%, 10/15/2025	1,000,000	1,003,790
Consolidated Edison Co. of New York, Inc.
2.900%, 12/01/2026	500,000	491,756
3.125%, 11/15/2027	1,000,000	990,657
3.800%, 05/15/2028	1,000,000	1,024,730
Evergy Metro, Inc.
2.250%, 06/01/2030	500,000	458,491

		3,969,424

Food (0.46%)
General Mills, Inc.
3.650%, 02/15/2024	1,000,000	1,014,722
J.M. Smucker (The) Co.
3.500%, 03/15/2025	1,000,000	1,012,455

See accompanying notes to financial statements.	9

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Food (Cont.)
Hershey (The) Co.
3.200%, 08/21/2025	$1,000,000	$1,004,516
2.300%, 08/15/2026	1,000,000	977,200
General Mills, Inc.
3.200%, 02/10/2027	1,000,000	991,665
Kellogg Co.
3.400%, 11/15/2027	1,000,000	997,949
J.M. Smucker (The) Co.
3.375%, 12/15/2027	1,500,000	1,498,290
Campbell Soup Co.
4.150%, 03/15/2028	1,000,000	1,024,584
General Mills, Inc.
4.200%, 04/17/2028	1,000,000	1,044,147
Kellogg Co.
4.300%, 05/15/2028	1,000,000	1,034,808
2.100%, 06/01/2030	500,000	448,762

		11,049,098

Gas & Water Utilities (0.20%)
Southern California Gas Co.
3.200%, 06/15/2025	500,000	501,327
2.600%, 06/15/2026	1,000,000	975,455
Atmos Energy Corp.
3.000%, 06/15/2027	1,000,000	993,063
Southwest Gas Corp.
3.700%, 04/01/2028	1,000,000	995,363
Atmos Energy Corp.
2.625%, 09/15/2029	1,000,000	951,941
Southwest Gas Corp.
2.200%, 06/15/2030	500,000	437,586

		4,854,735

Household Products (0.47%)
Colgate-Palmolive Co.
2.100%, 05/01/2023	2,000,000	1,995,955
Unilever Capital Corp.
3.100%, 07/30/2025	1,000,000	1,008,435
Kimberly-Clark Corp.
3.050%, 08/15/2025	1,000,000	1,008,443
Procter & Gamble (The) Co.
2.700%, 02/02/2026	500,000	500,843
Kimberly-Clark Corp.
2.750%, 02/15/2026	1,000,000	998,220
Unilever Capital Corp.
2.000%, 07/28/2026	500,000	481,518
2.900%, 05/05/2027	500,000	496,617
Clorox (The) Co.
3.100%, 10/01/2027	500,000	496,382
Unilever Capital Corp.
3.500%, 03/22/2028	1,000,000	1,023,914
Clorox (The) Co.
3.900%, 05/15/2028	1,000,000	1,018,006
Estee Lauder (The) Cos., Inc.
2.375%, 12/01/2029	1,000,000	952,590

	Principal amount	Value
Corporate Bonds (Cont.)
Household Products (Cont.)
Unilever Capital Corp.
1.375%, 09/14/2030	$500,000	$431,957
Estee Lauder (The) Cos., Inc.
1.950%, 03/15/2031	1,000,000	907,178

		11,320,058

Institutional Financial Services (0.27%)
Bank of New York Mellon (The) Corp.
3.650%, 02/04/2024	1,000,000	1,017,570
State Street Corp.
3.300%, 12/16/2024	1,000,000	1,009,915
3.550%, 08/18/2025	500,000	508,715
Bank of New York Mellon (The) Corp.
2.800%, 05/04/2026	500,000	501,139
State Street Corp.
2.650%, 05/19/2026	1,000,000	988,796
Bank of New York Mellon (The) Corp.
2.450%, 08/17/2026	500,000	491,752
3.400%, 01/29/2028	2,000,000	2,027,845

		6,545,732

Internet Media & Services (0.08%)
Alphabet, Inc.
3.375%, 02/25/2024	1,000,000	1,020,902
1.998%, 08/15/2026	1,000,000	974,625

		1,995,527

Leisure Facilities & Services (0.09%)
McDonald’s Corp.
3.250%, 06/10/2024	1,000,000	1,011,516
3.800%, 04/01/2028	1,000,000	1,028,886

		2,040,402

Machinery (0.31%)
Caterpillar, Inc.
3.400%, 05/15/2024	1,000,000	1,016,661
John Deere Capital Corp.
3.350%, 06/12/2024	1,500,000	1,523,636
Caterpillar Financial Services Corp.
3.250%, 12/01/2024	1,000,000	1,015,108
Eaton Corp.
3.103%, 09/15/2027	1,000,000	1,001,473
John Deere Capital Corp.
3.050%, 01/06/2028	1,000,000	991,277
Caterpillar, Inc.
2.600%, 09/19/2029	1,000,000	971,429
John Deere Capital Corp.
2.450%, 01/09/2030	1,000,000	955,786

		7,475,370

10	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Medical Equipment & Devices (0.21%)
Stryker Corp.
3.375%, 05/15/2024	$1,000,000	$1,011,575
Abbott Laboratories
2.950%, 03/15/2025	1,000,000	1,006,661
Stryker Corp.
3.500%, 03/15/2026	1,000,000	1,011,321
3.650%, 03/07/2028	1,000,000	1,016,755
Thermo Fisher Scientific, Inc.
2.600%, 10/01/2029	1,000,000	953,287

		4,999,599

Oil & Gas Producers (0.55%)
Chevron Corp.
3.191%, 06/24/2023	1,000,000	1,010,843
TotalEnergies Capital Canada Ltd.
2.750%, 07/15/2023	500,000	502,059
Exxon Mobil Corp.
3.176%, 03/15/2024	2,000,000	2,027,988
2.709%, 03/06/2025	1,000,000	999,210
Shell International Finance B.V.
3.250%, 05/11/2025	1,000,000	1,010,852
Chevron Corp.
3.326%, 11/17/2025	1,000,000	1,014,141
TransCanada PipeLines Ltd.
4.875%, 01/15/2026	1,000,000	1,051,072
Shell International Finance B.V.
2.875%, 05/10/2026	1,000,000	1,002,025
TransCanada PipeLines Ltd.
4.250%, 05/15/2028	1,000,000	1,038,979
TotalEnergies Capital International S.A.
3.455%, 02/19/2029	1,000,000	1,015,684
Exxon Mobil Corp.
3.482%, 03/19/2030	1,000,000	1,026,274
Shell International Finance B.V.
2.750%, 04/06/2030	1,000,000	969,993
Equinor ASA
2.375%, 05/22/2030	500,000	471,936

		13,141,056

Oil & Gas Services & Equipment (0.12%)
Schlumberger Investment S.A.
3.650%, 12/01/2023	1,000,000	1,016,148
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/2027	1,000,000	994,151
Schlumberger Investment S.A.
2.650%, 06/26/2030	1,000,000	946,844

		2,957,143

Retail - Consumer Staples (0.23%)
Walmart, Inc.
2.550%, 04/11/2023	1,000,000	1,005,990
3.300%, 04/22/2024	500,000	508,415

	Principal amount	Value
Corporate Bonds (Cont.)
Retail - Consumer Staples (Cont.)
Costco Wholesale Corp.
2.750%, 05/18/2024	$1,000,000	$1,007,138
Target Corp.
3.500%, 07/01/2024	1,000,000	1,022,350
2.500%, 04/15/2026	1,000,000	993,765
Costco Wholesale Corp.
3.000%, 05/18/2027	1,000,000	1,006,109

		5,543,767

Retail - Discretionary (0.21%)
Home Depot (The), Inc.
3.350%, 09/15/2025	1,000,000	1,016,833
Lowe’s Cos., Inc.
3.375%, 09/15/2025	1,000,000	1,009,924
Home Depot (The), Inc.
3.000%, 04/01/2026	1,000,000	1,007,991
Lowe’s Cos., Inc.
2.500%, 04/15/2026	1,000,000	975,023
TJX (The) Cos., Inc.
2.250%, 09/15/2026	1,000,000	971,385

		4,981,156

Semiconductors (0.27%)
Texas Instruments, Inc.
2.250%, 05/01/2023	3,000,000	3,001,316
Intel Corp.
3.700%, 07/29/2025	1,000,000	1,024,183
2.600%, 05/19/2026	1,000,000	991,844
QUALCOMM, Inc.
3.250%, 05/20/2027	1,000,000	1,012,961
Texas Instruments, Inc.
2.900%, 11/03/2027	500,000	501,415

		6,531,719

Software (0.12%)
Oracle Corp.
2.650%, 07/15/2026	1,000,000	958,891
Microsoft Corp.
2.400%, 08/08/2026	500,000	495,815
3.300%, 02/06/2027	500,000	512,882
Oracle Corp.
3.250%, 11/15/2027	1,000,000	971,140

		2,938,728

Technology Hardware (0.17%)
Apple, Inc.
3.000%, 02/09/2024	2,000,000	2,024,250
Cisco Systems, Inc.
3.625%, 03/04/2024	1,000,000	1,023,478
3.500%, 06/15/2025	500,000	511,203
2.950%, 02/28/2026	500,000	503,753

		4,062,684

See accompanying notes to financial statements.	11

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Technology Services (0.30%)
Automatic Data Processing, Inc.
3.375%, 09/15/2025	$1,000,000	$1,021,633
Visa, Inc.
3.150%, 12/14/2025	1,000,000	1,011,492
Mastercard, Inc.
2.950%, 11/21/2026	500,000	503,328
RELX Capital, Inc.
4.000%, 03/18/2029	1,000,000	1,025,744
S&P Global, Inc.
2.500%, 12/01/2029	1,000,000	947,726
International Business Machines Corp.
1.950%, 05/15/2030	600,000	545,910
RELX Capital, Inc.
3.000%, 05/22/2030	500,000	477,717
S&P Global, Inc.
1.250%, 08/15/2030	1,000,000	861,572
Visa, Inc.
1.100%, 02/15/2031	1,000,000	857,731

		7,252,853

Telecommunications (0.23%)
AT&T, Inc.
1.650%, 02/01/2028	2,000,000	1,822,216
Vodafone Group PLC
4.375%, 05/30/2028	1,000,000	1,045,746
Verizon Communications, Inc.
4.329%, 09/21/2028	1,012,000	1,067,533
3.875%, 02/08/2029	1,000,000	1,040,340
AT&T, Inc.
4.350%, 03/01/2029	500,000	529,109

		5,504,944

Transportation & Logistics (0.55%)
Union Pacific Corp.
2.750%, 04/15/2023	500,000	502,477
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,015,893
Burlington Northern Santa Fe LLC
3.750%, 04/01/2024	1,000,000	1,018,247
Union Pacific Corp.
3.250%, 08/15/2025	500,000	502,319
Canadian National Railway Co.
2.750%, 03/01/2026	2,000,000	1,981,165
Union Pacific Corp.
2.750%, 03/01/2026	1,000,000	993,592
Norfolk Southern Corp.
2.900%, 06/15/2026	500,000	493,795
United Parcel Service, Inc.
2.400%, 11/15/2026	500,000	488,059
Union Pacific Corp.
3.000%, 04/15/2027	1,000,000	1,005,183
Norfolk Southern Corp.
3.150%, 06/01/2027	500,000	496,263

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation & Logistics (Cont.)
United Parcel Service, Inc.
3.050%, 11/15/2027	$2,000,000	$2,018,699
Union Pacific Corp.
3.950%, 09/10/2028	1,000,000	1,049,231
3.700%, 03/01/2029	500,000	514,397
United Parcel Service, Inc.
2.500%, 09/01/2029	1,000,000	961,764

		13,041,084

Wholesale - Consumer Staples (0.06%)
Sysco Corp.
3.300%, 07/15/2026	1,000,000	1,004,452
3.250%, 07/15/2027	500,000	497,291

		1,501,743

Total Corporate Bonds (cost $266,948,355)		264,547,260

Foreign Government Bonds (0.08%)
Province of Quebec Canada
2.500%, 04/20/2026	1,000,000	990,112
Province of Ontario Canada
2.500%, 04/27/2026	1,000,000	992,766

Total Foreign Government Bonds (cost $1,997,082)		1,982,878

Agency Securities (c) (0.64%)
Federal Farm Credit Banks
1.990%, 03/17/2031	500,000	461,011
1.125%, 01/06/2025	2,000,000	1,927,679

Federal Home Loan Banks
2.875%, 09/13/2024	5,000,000	5,047,751
1.000%, 06/26/2026	3,000,000	2,817,473
0.400%, 06/28/2024	255,000	243,584

Federal National Mortgage Association
0.250%, 05/22/2023	3,000,000	2,942,557
0.250%, 07/10/2023	526,000	513,932
0.875%, 08/05/2030	1,500,000	1,309,775

Total Agency Securities (cost $15,993,967)		15,263,762

U.S. Treasury Obligations (15.58%)
U.S. Treasury Bill
0.310%, 06/30/2022(d),(e)	1,010,000	1,008,709

U.S. Treasury Notes
0.250%, 04/15/2023	5,000,000	4,923,242
0.125%, 04/30/2023	5,000,000	4,911,719
0.125%, 05/15/2023	5,000,000	4,904,883
0.125%, 05/31/2023	5,000,000	4,897,852
0.125%, 06/30/2023	5,000,000	4,887,305
0.125%, 07/31/2023	5,000,000	4,874,023
2.500%, 08/15/2023	3,000,000	3,017,227

12	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022 (Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
0.125%, 08/31/2023	$5,000,000	$4,864,453
0.125%, 09/15/2023	5,000,000	4,858,008
0.125%, 10/15/2023	5,000,000	4,845,898
0.375%, 10/31/2023	5,000,000	4,859,766
2.750%, 11/15/2023	10,000,000	10,083,594
0.125%, 12/15/2023	5,000,000	4,823,437
0.125%, 01/15/2024	5,000,000	4,811,133
0.875%, 01/31/2024	3,000,000	2,923,594
0.125%, 02/15/2024	5,000,000	4,801,367
1.500%, 02/29/2024	3,000,000	2,956,289
0.250%, 03/15/2024	5,000,000	4,803,125
2.250%, 03/31/2024	4,000,000	3,994,531
0.375%, 04/15/2024	5,000,000	4,802,734
2.500%, 05/15/2024	5,000,000	5,010,351
0.250%, 05/15/2024	5,000,000	4,779,102
2.000%, 06/30/2024	5,000,000	4,954,102
0.375%, 07/15/2024	5,000,000	4,772,266
2.375%, 08/15/2024	5,000,000	4,988,476
0.375%, 08/15/2024	5,000,000	4,761,719
0.375%, 09/15/2024	3,000,000	2,850,117
0.625%, 10/15/2024	5,000,000	4,772,852
1.500%, 10/31/2024	5,000,000	4,878,125
2.250%, 11/15/2024	5,000,000	4,968,945
0.750%, 11/15/2024	3,000,000	2,867,461
1.000%, 12/15/2024	3,000,000	2,883,047
1.125%, 01/15/2025	4,000,000	3,851,562
2.000%, 02/15/2025	15,000,000	14,789,062
1.500%, 02/15/2025	2,500,000	2,429,883
1.750%, 03/15/2025	5,000,000	4,894,141
0.500%, 03/31/2025	5,000,000	4,710,352
0.375%, 04/30/2025	5,000,000	4,681,836
0.250%, 05/31/2025	5,000,000	4,653,516
0.250%, 06/30/2025	5,000,000	4,645,117
0.250%, 07/31/2025	5,068,600	4,699,147
2.000%, 08/15/2025	5,000,000	4,911,523
0.250%, 08/31/2025	5,000,000	4,626,172
0.250%, 09/30/2025	5,000,000	4,618,750
0.250%, 10/31/2025	5,000,000	4,609,961
0.375%, 11/30/2025	5,000,000	4,622,656
0.375%, 01/31/2026	5,000,000	4,606,836
0.750%, 08/31/2026	2,000,000	1,853,672
0.875%, 09/30/2026	5,000,000	4,654,100
1.250%, 11/30/2026	5,000,000	4,730,664
1.250%, 12/31/2026	2,000,000	1,889,609
1.500%, 01/31/2027	3,000,000	2,866,875
2.250%, 02/15/2027	5,000,000	4,947,656
1.875%, 02/28/2027	2,000,000	1,946,406
2.500%, 03/31/2027	5,000,000	5,010,937
0.375%, 07/31/2027	5,000,000	4,483,008
2.750%, 02/15/2028	10,000,000	10,154,687
2.375%, 05/15/2029	28,000,000	27,919,063
1.625%, 08/15/2029	18,000,000	17,069,766
1.500%, 02/15/2030	26,000,000	24,375,000
0.875%, 11/15/2030	3,000,000	2,656,523
1.125%, 02/15/2031	10,000,000	9,029,297
1.625%, 05/15/2031	6,000,000	5,648,906

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
1.250%, 08/15/2031	$6,250,000	$5,681,641
1.375%, 11/15/2031	6,000,000	5,505,000
1.875%, 02/15/2032	6,500,000	6,242,031

Total U.S. Treasury Obligations (cost $388,774,227)		373,354,807

	Shares	Value
Short-term Investments (1.18%)
Northern Institutional Treasury Portfolio (Premier Class), 0.12%(f)	28,279,490	28,279,490

Total Short-term Investments (cost $28,279,490)		28,279,490

TOTAL INVESTMENTS (100.17%) (cost $1,131,957,573)		2,400,017,327

OTHER LIABILITIES, NET OF ASSETS ((0.17)%)		(4,127,757)

NET ASSETS (100.00%)		$2,395,889,570

(a)	Non-income producing security.
(b)	Floating rate security. The rate presented is the rate in effect at March 31, 2022, and the related index and spread are shown parenthetically for each security.
(c)

The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(d)	Security pledged related to the Fund’s investments in futures contracts during the period. As of March 31, 2022, the Fund did not hold any open futures contracts.
(e)	Discount rate at the time of purchase.
(f)	Rate shown is the 7-day yield as of March 31, 2022.

ADR – American Depositary Receipt

PLC – Public Limited Company

LLC – Limited Liability Company

ASA – Aksjeselskap (Norway: usb Stock Company)

See accompanying notes to financial statements.	13

ADVISERS INVESTMENT TRUST

STATE FARM INTERIM FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (99.44%)
U.S. Treasury Notes
0.250%, 04/15/2023	$3,000,000	$2,953,945
0.125%, 04/30/2023	4,493,000	4,413,671
1.625%, 04/30/2023	3,000,000	2,994,609
0.125%, 05/15/2023	4,000,000	3,923,906
1.625%, 05/31/2023	3,190,000	3,179,782
0.250%, 06/15/2023	3,000,000	2,941,406
0.125%, 06/30/2023	4,978,000	4,865,801
1.375%, 06/30/2023	4,595,000	4,561,973
0.125%, 07/15/2023	4,500,000	4,392,246
0.125%, 07/31/2023	5,500,000	5,361,426
1.250%, 07/31/2023	3,250,000	3,216,357
2.500%, 08/15/2023	5,000,000	5,028,711
0.125%, 08/15/2023	3,100,000	3,018,504
0.125%, 08/31/2023	4,978,000	4,843,050
1.375%, 08/31/2023	4,500,000	4,455,352
0.125%, 09/15/2023	3,000,000	2,914,805
1.375%, 09/30/2023	5,000,000	4,944,727
0.250%, 09/30/2023	4,907,000	4,770,716
0.125%, 10/15/2023	5,000,000	4,845,898
0.375%, 10/31/2023	4,900,000	4,762,570
1.625%, 10/31/2023	3,500,000	3,470,605
2.875%, 10/31/2023	2,000,000	2,021,328
0.250%, 11/15/2023	6,000,000	5,813,906
0.500%, 11/30/2023	4,583,000	4,454,640
2.125%, 11/30/2023	3,866,000	3,860,563
0.125%, 12/15/2023	3,390,000	3,270,291
2.250%, 12/31/2023	1,757,000	1,756,725
0.125%, 01/15/2024	3,935,000	3,786,362
2.250%, 01/31/2024	4,201,000	4,196,569
0.875%, 01/31/2024	4,084,000	3,979,986
2.750%, 02/15/2024	5,000,000	5,038,281
0.125%, 02/15/2024	4,812,000	4,620,836
2.125%, 02/29/2024	2,681,000	2,671,365
0.250%, 03/15/2024	2,440,000	2,343,925
2.125%, 03/31/2024	3,000,000	2,987,461
2.000%, 04/30/2024	4,300,000	4,267,078
0.250%, 05/15/2024	6,000,000	5,734,922
2.500%, 05/15/2024	4,513,000	4,522,343
2.000%, 06/30/2024	2,500,000	2,477,051
1.750%, 06/30/2024	2,000,000	1,971,094
0.375%, 07/15/2024	5,000,000	4,772,266
1.750%, 07/31/2024	4,000,000	3,937,500
2.375%, 08/15/2024	7,000,000	6,983,867
0.375%, 08/15/2024	6,875,000	6,547,363
1.250%, 08/31/2024	5,000,000	4,858,398
1.500%, 09/30/2024	5,000,000	4,882,227
0.625%, 10/15/2024	5,908,000	5,639,601
1.500%, 10/31/2024	3,500,000	3,414,688
2.250%, 10/31/2024	2,500,000	2,484,961
2.250%, 11/15/2024	5,410,000	5,376,399
0.750%, 11/15/2024	4,425,000	4,229,505
1.500%, 11/30/2024	3,000,000	2,922,422
2.125%, 11/30/2024	1,000,000	990,234
1.000%, 12/15/2024	4,100,000	3,940,164
2.250%, 12/31/2024	3,022,000	3,001,460
1.750%, 12/31/2024	2,000,000	1,959,844

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
1.125%, 01/15/2025	$3,707,000	$3,569,436
1.375%, 01/31/2025	4,165,000	4,036,796
2.000%, 02/15/2025	5,592,000	5,513,363
1.500%, 02/15/2025	3,735,000	3,630,245
1.125%, 02/28/2025	2,395,000	2,302,287
1.750%, 03/15/2025	3,502,000	3,427,856
0.500%, 03/31/2025	2,000,000	1,884,141
2.125%, 05/15/2025	6,657,000	6,575,868
2.750%, 06/30/2025	3,000,000	3,019,922
2.000%, 08/15/2025	11,390,000	11,188,450
0.250%, 09/30/2025	4,500,000	4,156,875
2.250%, 11/15/2025	10,500,000	10,392,949
2.625%, 12/31/2025	10,000,000	10,035,547
2.625%, 01/31/2026	7,000,000	7,026,523
1.625%, 02/15/2026	6,000,000	5,799,844
0.500%, 02/28/2026	700,000	647,172
2.250%, 03/31/2026	5,000,000	4,947,461
2.375%, 04/30/2026	1,000,000	994,180
1.625%, 05/15/2026	9,000,000	8,683,945
1.875%, 06/30/2026	5,500,000	5,360,781
1.875%, 07/31/2026	6,338,000	6,175,589
0.750%, 08/31/2026	9,212,000	8,538,013
1.375%, 08/31/2026	4,000,000	3,812,500
1.625%, 09/30/2026	5,511,000	5,306,275
0.875%, 09/30/2026	3,500,000	3,257,870
1.125%, 10/31/2026	7,357,000	6,920,178
1.625%, 10/31/2026	4,275,000	4,115,355
1.250%, 11/30/2026	6,485,000	6,135,671
1.250%, 12/31/2026	5,580,000	5,272,010
1.500%, 01/31/2027	6,896,000	6,589,990
1.875%, 02/28/2027	8,222,000	8,001,676
2.500%, 03/31/2027	5,000,000	5,010,938

Total U.S. Treasury Obligations (cost $408,624,210)		393,905,391

	Shares	Value
Short-term Investments (0.04%)
Northern Institutional Treasury Portfolio (Premier Class), 0.12%(a)	174,620	174,620

Total Short-term Investments (cost $174,620)		174,620

TOTAL INVESTMENTS (99.48%) (cost $408,798,830)		394,080,011
OTHER ASSETS, NET OF LIABILITIES (0.52%)		2,040,407

NET ASSETS (100.00%)		$396,120,418

(a)	Rate shown is the 7-day yield as of March 31, 2022.

14	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (96.13%)
Alabama (1.46%)
City of Athens, Alabama, Electric Revenue Warrants	3.250%	06/01/2025	$600,000	$614,046
City of Athens, Alabama, Electric Revenue Warrants	3.500%	06/01/2026	220,000	226,599
City of Athens, Alabama, Electric Revenue Warrants	3.750%	06/01/2027	645,000	667,662
City of Athens, Alabama, Water and Sewer Revenue Refunding Warrants	3.000%	05/01/2028	980,000	1,010,432
City of Athens, Alabama, Electric Revenue Warrants	4.000%	06/01/2028	665,000	691,916
Madison Water and Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2028	2,165,000	2,288,043
City of Athens, Alabama, Water and Sewer Revenue Refunding Warrants	3.130%	05/01/2029	1,010,000	1,041,265
Madison Water and Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2035	215,000	233,878
Madison Water and Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2036	310,000	336,890
Mountain Brook Board of Education, General Obligation Bonds, Series A	3.000%	03/01/2037	505,000	508,471
Madison Water and Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2037	270,000	292,929
Black Belt Energy Gas District Revenue Bonds, Gas Project No. 7-S(a),(b)	4.000%	10/01/2052	1,500,000	1,562,880

				9,475,011

Alaska (1.75%)
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.250%	09/01/2028	1,095,000	1,144,665
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.250%	09/01/2028	1,050,000	1,097,624
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2029	1,390,000	1,464,271
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2029	1,090,000	1,148,242
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2030	1,440,000	1,513,712
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2030	1,125,000	1,182,588
Borough of Matanuska-Susitna, Alaska, General Obligation Bonds, Series A	5.000%	08/01/2031	1,225,000	1,275,137
Alaska Housing Finance Corporation Revenue Bonds, Series B-2	5.000%	12/01/2032	1,000,000	1,174,817
Municipality of Anchorage, Alaska, General Obligation Bonds, Series C	4.000%	09/01/2036	1,190,000	1,317,497

				11,318,553

Arizona (1.66%)
Pima County Unified School District No. 1 Tucson, General Obligation Refunding Bonds	5.000%	07/01/2022	1,000,000	1,009,414
County of Pima, Arizona, Sewer System Revenue Bonds, Series A (Prerefunded to 07-01-2022 @ 100)(c)	5.000%	07/01/2023	1,060,000	1,070,161
Maricopa County Elementary School District No. 79 Litchfield Elementary, General Obligation Bonds, Project of 2009, Series A	5.000%	07/01/2023	1,000,000	1,008,026
Maricopa County Unified School District No. 69 Paradise Valley, General Obligation Bonds, Project of 2009, Series A	3.000%	07/01/2023	1,255,000	1,276,272
Maricopa County Union High School District No. 210 Phoenix, General Obligation Bonds, Series A	4.000%	07/01/2024	1,165,000	1,172,967
County of Pima, Arizona, General Obligation Bonds, Series A	4.000%	07/01/2026	2,000,000	2,013,530
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Project of 2007, Series D	5.000%	07/01/2026	555,000	577,153
Maricopa County Unified School District No. 93 Cave Creek, Arizona, General Obligation Bonds, Project of 2014, Series A	4.000%	07/01/2027	1,100,000	1,164,199
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Project of 2007, Series D	5.000%	07/01/2027	400,000	415,363
Maricopa County Union High School District No. 213 Tempe, General Obligation Refunding Bonds	3.000%	07/01/2028	1,000,000	1,027,859

				10,734,944

Arkansas (2.32%)
University of Arkansas Revenue Refunding Bonds	3.000%	11/01/2024	2,315,000	2,375,090
City of Little Rock, Arkansas, General Obligation Refunding Bonds	2.750%	03/01/2025	185,000	185,083
State of Arkansas, General Obligation Refunding Bonds	4.000%	06/01/2027	3,000,000	3,127,740
University of Arkansas Revenue Bonds (Prerefunded to 11-01-2024 @ 100)(c)	5.000%	11/01/2028	365,000	392,716
Rogers School District No. 30, General Obligation Refunding Bonds	3.130%	02/01/2030	2,880,000	2,885,640

See accompanying notes to financial statements.	15

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Arkansas (Cont.)
University of Arkansas Revenue Bonds (Prerefunded to 11-01-2024 @ 100)(c)	5.000%	11/01/2030	$785,000	$844,608
Rogers School District No. 30, General Obligation Refunding Bonds	3.000%	02/01/2033	5,115,000	5,196,189

				15,007,066

California (5.94%)
Atascadero Unified School District, General Obligation Bonds, Election of 2010, Series B	5.000%	08/01/2025	225,000	240,759
Atascadero Unified School District, General Obligation Bonds, Election of 2010, Series B	5.000%	08/01/2027	1,080,000	1,152,076
East Side Union High School District, General Obligation Refunding Bonds	3.500%	08/01/2027	1,000,000	1,047,695
Newark Unified School District, General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2028	750,000	774,272
Santee School District, General Obligation Refunding Bonds	3.500%	08/01/2028	1,565,000	1,629,301
Campbell Union High School District, General Obligation Refunding Bonds	3.250%	08/01/2029	1,965,000	2,029,749
City of La Mesa, California, General Obligation Refunding Bonds	3.500%	08/01/2029	1,190,000	1,247,645
Santee School District, General Obligation Refunding Bonds	3.500%	08/01/2029	1,725,000	1,789,965
Sonoma County Junior College District, General Obligation Refunding Bonds	3.250%	08/01/2029	2,835,000	2,943,327
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2030	540,000	578,974
Marin Community College District, General Obligation Bonds, Election of 2016, Series A (Prerefunded to 08-01-2026 @ 100)(c)	4.000%	08/01/2030	1,095,000	1,186,738
Sonoma County Junior College District, General Obligation Bonds, Election of 2014, Series A	4.000%	08/01/2030	1,600,000	1,715,479
Sequoia Union High School District, General Obligation Bonds, Election of 2014	3.000%	07/01/2031	3,000,000	3,081,201
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2031	400,000	428,528
Redondo Beach Unified School District, General Obligation Refunding Bonds, Election of 2008, Series D	3.000%	08/01/2031	750,000	772,070
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2032	500,000	535,234
Redondo Beach Unified School District, General Obligation Refunding Bonds, Election of 2008, Series D	3.000%	08/01/2032	750,000	771,180
Tustin Unified School District, General Obligation Refunding Bonds	4.000%	08/01/2032	510,000	551,097
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	4.000%	08/01/2033	385,000	417,769
Tustin Unified School District, General Obligation Refunding Bonds	4.000%	08/01/2033	550,000	593,463
Tustin Unified School District, General Obligation Refunding Bonds	4.000%	08/01/2033	600,000	647,414
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2034	2,000,000	2,032,035
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2034	380,000	387,807
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2034	200,000	217,792
State of California, General Obligation Bonds	5.000%	12/01/2034	1,000,000	1,195,434
Los Angeles Unified School District, California, General Obligation Bonds	5.000%	07/01/2035	2,000,000	2,430,559
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2035	1,150,000	1,167,401
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2035	300,000	304,702
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2035	1,000,000	1,008,253
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2035	355,000	385,985
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2036	600,000	606,859
Contra Costa Community College District, General Obligation Bonds, Election of 2014, Series C	3.000%	08/01/2036	1,875,000	1,874,709
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2036	1,000,000	999,845
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2036	400,000	434,243
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2037	755,000	744,767
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2037	500,000	541,969

				38,466,296

Colorado (3.19%)
Arapahoe County School District No. 5 Cherry Creek, General Obligation Bonds, Series B	3.000%	12/15/2023	3,300,000	3,328,733
El Paso County School District No. 20 Academy, General Obligation Refunding Bonds	4.000%	12/15/2025	1,000,000	1,053,345
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork, General Obligation Refunding Bonds, Series B	2.500%	12/15/2027	3,000,000	3,035,027
Eagle River Water and Sanitation District, General Obligation Bonds	4.000%	12/01/2030	465,000	498,319
Gunnison Watershed School District No. RE-1J, General Obligation Refunding Bonds, Series A (Prerefunded to 12-01-2024 @ 100)(c)	4.000%	12/01/2031	1,000,000	1,053,731
Parker Water & Sanitation District Revenue Refunding Bonds	5.000%	11/01/2033	515,000	636,188

16	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Colorado (Cont.)
Town of Estes Park Colorado Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2034	$1,805,000	$1,974,281
Clear Creek School District No. RE-1, General Obligation Bonds	5.000%	12/01/2034	650,000	790,036
Ouray County School District No. R-2 Ridgway, General Obligation Bonds	5.000%	12/01/2034	545,000	659,809
Adams 12 Five Star Schools, General Obligation Refunding Bonds, Series B	5.000%	12/15/2034	2,500,000	2,806,186
Town of Estes Park Colorado Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2035	980,000	1,070,907
Clear Creek School District No. RE-1, General Obligation Bonds	4.000%	12/01/2035	1,410,000	1,581,237
Town of Estes Park Colorado Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2036	1,000,000	1,091,721
City of Westminster, Colorado Water and Wastewater Utility Enterprise Water and Wastewater Revenue Bonds, Series 2019	4.000%	12/01/2036	1,000,000	1,107,137

				20,686,657

Connecticut (0.87%)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A(b),(d)	2.000%	07/01/2042	5,700,000	5,625,498

Florida (3.79%)
County of Lee County Water & Sewer Revenue Bonds, Series A (Prerefunded to 10-01-2023 @ 100)(c)	5.000%	10/01/2026	400,000	419,234
City of Pembroke Pines, Florida, General Obligation Refunding Bonds	5.000%	09/01/2031	2,100,000	2,303,461
Florida Municipal Loan Council Revenue Bonds, Series A	3.000%	08/01/2032	520,000	523,797
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	4.000%	09/01/2032	540,000	583,398
County of Lee County Water & Sewer Revenue Bonds, Series A (Prerefunded to 10-01-2023 @ 100)(c)	5.000%	10/01/2032	750,000	786,063
Collier County Water-Sewer District Revenue Bonds	3.000%	07/01/2033	5,080,000	5,198,667
Florida Municipal Loan Council Revenue Bonds, Series A	3.250%	08/01/2033	535,000	546,352
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2033	750,000	855,035
Florida Municipal Loan Council Revenue Bonds, Series A	4.000%	08/01/2034	555,000	604,296
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2034	750,000	854,625
City of Tampa, Florida, Revenue Refunding Bonds	5.000%	04/01/2035	1,000,000	1,143,223
Florida Department of Management Services, Certificate of Participation	3.000%	11/01/2035	1,000,000	1,004,914
City of Tampa, Florida, Revenue Refunding Bonds	5.000%	04/01/2036	1,600,000	1,827,617
JEA Water & Sewer System Revenue Refunding Bonds, Series A	3.000%	10/01/2036	5,000,000	4,939,808
Broward County, Florida, Water & Sewer Utility Revenue Bonds, Series A	4.000%	10/01/2038	1,150,000	1,271,028
Broward County, Florida, Water & Sewer Utility Revenue Bonds, Series A	4.000%	10/01/2039	1,500,000	1,653,671

				24,515,189

Georgia (0.89%)
Bartow County Development Authority Revenue Refunding Bonds(e)	1.800%	09/01/2029	1,000,000	903,411
Harris County School District, General Obligation Bonds	3.000%	03/01/2035	250,000	251,191
Forsyth County Water & Sewerage Authority Revenue Refunding Bonds	3.000%	04/01/2035	1,000,000	1,010,509
Classic Center Authority for Clarke County Revenue Bonds	4.000%	05/01/2037	400,000	443,298
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series A(b),(f)	4.000%	07/01/2052	3,000,000	3,178,273

				5,786,682

Hawaii (0.09%)
County of Hawaii, General Obligation Bonds, Series A (Prerefunded to 09-01-2022 @ 100)(c)	5.000%	09/01/2031	575,000	584,131

Idaho (1.19%)
Nez Perce County Independent School District No 1., General Obligation Bonds	4.000%	09/15/2031	2,880,000	3,107,618
Boise State University Revenue Bonds, Series A	4.000%	04/01/2032	445,000	482,388
Idaho State University Revenue Bonds	4.000%	04/01/2032	265,000	287,128
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2033	545,000	550,862
Idaho State University Revenue Bonds	4.000%	04/01/2033	180,000	194,716

See accompanying notes to financial statements.	17

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Idaho (Cont.)
Idaho Health Facilities Authority Revenue Refunding Bonds	4.000%	03/01/2034	$400,000	$432,802
Boise State University Revenue Bonds, Series A	5.000%	04/01/2034	240,000	274,678
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2034	310,000	312,932
Idaho State University Revenue Bonds	4.000%	04/01/2034	255,000	275,541
Boise State University Revenue Bonds, Series A	5.000%	04/01/2035	250,000	285,875
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2035	300,000	302,484
Idaho State University Revenue Bonds	4.000%	04/01/2035	175,000	188,329
University of Idaho Revenue Refunding Bonds, Series A	5.000%	04/01/2035	420,000	503,216
Idaho State University Revenue Bonds	4.000%	04/01/2036	200,000	215,067
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2037	310,000	311,940

				7,725,576

Illinois (1.34%)
DeWitt Ford & Livingston Etc. Counties Community College District No. 540 Heartland, General Obligation Refunding Bonds	3.000%	12/01/2032	1,500,000	1,518,470
County of Sangamon, Illinois, General Obligation Refunding Bonds	3.000%	12/15/2033	800,000	793,625
Cook County Community Consolidated School District No. 64 Park Ridge-Niles, General Obligation Bonds	3.000%	12/01/2034	1,000,000	1,000,148
Sangamon County School District No. 186 Springfield, General Obligation Bonds	3.000%	02/01/2035	1,000,000	966,287
Lake County Community Consolidated School District No. 73 Hawthorn, General Obligation Bonds	4.000%	01/01/2038	2,000,000	2,174,593
Illinois State Toll Highway Authority Revenue Bonds, Series A	4.000%	01/01/2039	1,000,000	1,067,726
Cook County Community Consolidated School District No. 65 Evanston Revenue Bonds(g)	5.000%	12/01/2039	1,000,000	1,163,670

				8,684,519

Indiana (4.20%)
Perry Township Multi School Building Corporation Revenue Bonds	5.000%	01/15/2026	1,190,000	1,312,694
Perry Township Multi School Building Corporation Revenue Bonds	5.000%	07/15/2026	1,105,000	1,230,842
East Noble School Building Corporation Revenue Bonds	2.000%	01/15/2027	1,205,000	1,202,142
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds, Series G	4.000%	07/15/2027	1,190,000	1,260,203
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds, Series G	4.500%	07/15/2028	500,000	536,554
New Albany-Floyd County School Building Corporation Revenue Bonds	4.000%	07/15/2028	500,000	544,211
Warsaw Multi-School Building Corporation Revenue Bonds	4.000%	07/15/2028	1,000,000	1,064,734
City of West Lafayette, Indiana, Sewer Revenue Bonds	3.750%	07/01/2029	220,000	230,129
New Albany-Floyd County School Building Corporation Revenue Bonds	4.000%	07/15/2029	2,000,000	2,169,567
Valparaiso Multi-Schools Building Corporation Revenue Bonds	5.000%	07/15/2029	3,000,000	3,302,427
City of West Lafayette, Indiana, Sewer Revenue Bonds	4.000%	07/01/2030	750,000	796,443
Munster School Building Corporation Revenue Bonds	3.380%	01/15/2031	1,095,000	1,148,369
Duneland School Building Corporation Revenue Bonds	4.000%	01/15/2032	1,000,000	1,125,011
Munster School Building Corporation Revenue Bonds	4.000%	07/15/2032	2,285,000	2,478,875
Indiana Finance Authority Revenue Refunding Bonds, Series A	5.000%	02/01/2033	1,500,000	1,806,827
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2033	650,000	657,412
City of Lebanon, Indiana, Sewage Works Revenue Bonds	4.000%	07/01/2034	865,000	918,605
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2034	335,000	382,098
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2034	675,000	684,048
City of Lebanon, Indiana, Sewage Works Revenue Bonds	4.000%	07/01/2035	895,000	947,321
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2035	600,000	682,431
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2035	700,000	708,791
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2036	700,000	794,409
Tippecanoe Valley Akron School Building Corporation Revenue Bonds	5.000%	07/15/2039	1,000,000	1,188,875

				27,173,018

Iowa (2.63%)
Johnston Community School District, General Obligation Refunding Bonds (Prerefunded to 06-01-2023 @ 100)(c)	3.000%	06/01/2025	2,370,000	2,403,455
County of Grundy, Iowa, General Obligation Refunding Bonds	3.000%	06/01/2026	1,130,000	1,131,294

18	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Iowa (Cont.)
Johnston Community School District, General Obligation Refunding Bonds (Prerefunded to 06-01-2023 @ 100)(c)	3.000%	06/01/2026	$2,445,000	$2,479,513
County of Grundy, Iowa, General Obligation Refunding Bonds	3.000%	06/01/2027	1,175,000	1,176,093
Des Moines Metropolitan Wastewater Reclamation Authority Revenue Refunding Bonds, Series E	3.000%	06/01/2027	1,610,000	1,628,393
Waukee Community School District, General Obligation Refunding Bonds, Series B	2.000%	06/01/2027	2,100,000	2,101,039
City of Cedar Rapids Water Revenue Refunding Bonds, Series D	3.000%	06/01/2029	950,000	979,774
City of Council Bluffs, Iowa, General Obligation Refunding Bonds	3.000%	06/01/2029	1,050,000	1,082,908
City of West Des Moines, Iowa, General Obligation Bonds, Series D	3.000%	06/01/2031	1,770,000	1,804,584
Kirkwood Community College, General Obligation Refunding Bonds	4.000%	06/01/2033	1,275,000	1,382,061
Woodbury County Law Enforcement Center Authority Revenue Bonds	4.000%	06/01/2034	795,000	864,765

				17,033,879

Kansas (2.33%)
Johnson County Unified School District No. 233 Olathe, General Obligation Bonds, Series A (Prerefunded to 09-01-2024 @ 100)(c)	3.000%	09/01/2026	2,740,000	2,808,623
Johnson County Unified School District No. 233 Olathe, General Obligation Bonds, Series A (Prerefunded to 09-01-2024 @ 100)(c)	3.000%	09/01/2027	1,490,000	1,527,317
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Refunding Bonds, Series A	3.000%	10/01/2027	1,000,000	1,030,739
Johnson County Water District No. 1 Revenue Refunding Bonds, Series A	3.000%	01/01/2032	2,500,000	2,558,401
State of Kansas Department of Transportation Revenue Bonds, Series A	5.000%	09/01/2033	5,000,000	5,694,766
City of Manhattan, Kansas, General Obligation Refunding Bonds, Series A	4.000%	11/01/2033	440,000	488,196
City of Manhattan, Kansas, General Obligation Refunding Bonds, Series A	4.000%	11/01/2034	455,000	504,266
City of Manhattan, Kansas, General Obligation Refunding Bonds, Series A	3.000%	11/01/2035	475,000	489,946

				15,102,254

Kentucky (3.08%)
Northern Kentucky Water District Revenue Bonds, Series A	4.000%	02/01/2028	1,110,000	1,142,895
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.250%	09/15/2029	1,735,000	1,777,450
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.000%	10/01/2029	1,060,000	1,091,045
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.380%	09/15/2030	1,800,000	1,851,503
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.130%	10/01/2030	1,095,000	1,129,732
Northern Kentucky Water District Revenue Refunding Bonds	3.000%	02/01/2031	3,660,000	3,765,994
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.500%	09/15/2031	1,860,000	1,904,489
Kenton County School District Finance Corporation Revenue Bonds	2.000%	12/01/2031	1,565,000	1,404,237
Glasgow Independent School District Finance Corporation Revenue Bonds	5.000%	02/01/2032	1,000,000	1,197,429
Kenton County School District Finance Corporation Revenue Bonds	2.000%	02/01/2032	1,770,000	1,581,313
City of Bowling Green, Kentucky, Water & Sewer System Revenue Bonds	3.000%	06/01/2033	3,115,000	3,126,857

				19,972,944

Louisiana (0.17%)
Jefferson Parish Consolidated Waterworks District No. 2 Revenue Refunding Bonds	4.000%	02/01/2035	1,000,000	1,097,868

Maine (0.89%)
Maine Municipal Bond Bank Revenue Refunding Bonds, Series D	3.000%	11/01/2031	3,000,000	3,059,833
Maine State Housing Authority Revenue Refunding Bonds, Series 1	5.000%	06/15/2034	2,265,000	2,678,551

				5,738,384

Maryland (0.84%)
County of Montgomery, Maryland, General Obligation Bonds, Series B	3.000%	12/01/2028	2,000,000	2,028,855
County of Caroline, Maryland, General Obligation Refunding Bonds	3.000%	01/15/2032	1,150,000	1,173,542
State of Maryland, General Obligation Bonds, Series A	5.000%	08/01/2034	1,850,000	2,263,152

				5,465,549

See accompanying notes to financial statements.	19

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Massachusetts (0.31%)
Town of Northbridge, Massachusetts, General Obligation Bonds	3.000%	06/01/2032	$1,000,000	$1,017,883
Town of Swampscott, Massachusetts, General Obligation Bonds	3.000%	03/01/2034	1,000,000	1,014,426

				2,032,309

Michigan (4.56%)
Plymouth-Canton Community School District, General Obligation Refunding Bonds, Series A	5.000%	05/01/2022	450,000	451,407
Plymouth-Canton Community School District, General Obligation Refunding Bonds, Series A (Prerefunded to 05-01-2022 @ 100)(c)	5.000%	05/01/2025	1,260,000	1,263,930
Hudsonville Public Schools, General Obligation Refunding Bonds	4.000%	05/01/2026	1,290,000	1,321,737
Plymouth-Canton Community School District, General Obligation Bonds, Series A (Prerefunded to 05-01-2023 @ 100)(c)	4.000%	05/01/2026	3,850,000	3,947,633
Plymouth-Canton Community School District, General Obligation Refunding Bonds, Series A (Prerefunded to 05-01-2022 @ 100)(c)	4.000%	05/01/2026	2,300,000	2,305,455
East Grand Rapids Public School District, General Obligation Refunding Bonds, Series A (Prerefunded to 05-01-2024 @ 100)(c)	5.000%	05/01/2027	1,000,000	1,061,320
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2027	500,000	529,663
Mattawan Consolidated School District, General Obligation Bonds, Series I (Prerefunded to 05-01-2025 @ 100)(c)	5.000%	05/01/2027	1,005,000	1,094,762
East Grand Rapids Public School District, General Obligation Refunding Bonds, Series A (Prerefunded to 05-01-2024 @ 100)(c)	5.000%	05/01/2028	765,000	811,910
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2028	300,000	317,338
Mattawan Consolidated School District, General Obligation Bonds, Series I (Prerefunded to 05-01-2025 @ 100)(c)	5.000%	05/01/2028	600,000	653,589
Zeeland Public Schools, General Obligation Bonds, Series A	5.000%	05/01/2029	700,000	757,942
Zeeland Public Schools, General Obligation Bonds, Series A	5.000%	05/01/2030	1,100,000	1,193,102
St Louis Public Schools, General Obligation Bonds	4.000%	05/01/2032	1,610,000	1,782,302
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2032	595,000	646,858
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2033	630,000	684,035
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2034	670,000	726,741
Lowell Area Schools, General Obligation Bonds	4.000%	05/01/2035	400,000	439,926
Rockford Public Schools, General Obligation Bonds, Series I	4.000%	05/01/2035	1,755,000	1,914,683
Grosse Pointe Public School System, General Obligation Refunding Bonds	5.000%	05/01/2036	1,635,000	1,891,963
Lowell Area Schools, General Obligation Bonds	4.000%	05/01/2036	865,000	951,172
West Bloomfield School District, General Obligation Bonds	3.000%	05/01/2036	3,825,000	3,778,502
Portage Public Schools, General Obligation Bonds	3.000%	11/01/2038	1,000,000	979,007

				29,504,977

Minnesota (3.44%)
Minnetonka Independent School District No. 276, General Obligation Refunding Bonds, Series I (Prerefunded to 02-01-2023 @ 100)(c)	2.380%	02/01/2025	2,805,000	2,822,575
Minnetonka Independent School District No. 276, General Obligation Refunding Bonds, Series I (Prerefunded to 02-01-2023 @ 100)(c)	3.000%	02/01/2026	1,000,000	1,012,437
Shakopee Independent School District No. 720, General Obligation Bonds, Series A(c)	3.250%	02/01/2026	3,860,000	3,952,997
Minnetonka Independent School District No. 276, General Obligation Refunding Bonds, Series I (Prerefunded to 02-01-2023 @ 100)(c)	3.000%	02/01/2027	1,590,000	1,609,776
North St Paul-Maplewood-Oakdale Independent School District No. 622, General Obligation Refunding Bonds, Series A	2.000%	02/01/2031	3,000,000	2,798,295
City of Eagan, Minnesota, General Obligation Bonds, Series A	3.250%	02/01/2032	1,245,000	1,277,983
Big Lake Independent School District No. 727, General Obligation Bonds, Series A	3.000%	02/01/2033	570,000	581,404
North St. Paul-Maplewood-Oakdale Independent School District No. 622, General Obligation Bonds, Series B	3.000%	02/01/2034	3,300,000	3,371,987
Red Rock Central Independent School District No. 2884, General Obligation Bonds, Series A	3.000%	02/01/2034	1,000,000	1,027,872
City of Minneapolis, Minnesota, General Obligation Bonds	3.000%	12/01/2035	2,000,000	2,048,852
Norwood Young America Independent School District No. 108, General Obligation Bonds, Series A	3.000%	02/01/2037	760,000	765,179

20	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Minnesota (Cont.)
Blooming Prairie Independent School District No. 756, General Obligation Refunding Bonds, Series A	3.000%	02/01/2038	$435,000	$436,989
Red Lake County Central Independent School District No. 2906, General Obligation Bonds (School District Credit Program)(g)	4.000%	02/01/2039	500,000	544,466

				22,250,812

Mississippi (1.25%)
Madison County School District, Mississippi, General Obligation Refunding Bonds	4.000%	04/15/2022	2,480,000	2,482,335
State of Mississippi, General Obligation Bonds, Series F	3.000%	11/01/2026	3,000,000	3,097,554
Mississippi Development Bank Revenue Bonds	4.250%	12/01/2028	2,305,000	2,486,104

				8,065,993

Missouri (1.84%)
Fort Zumwalt School District, General Obligation Refunding Bonds	4.000%	03/01/2027	465,000	482,661
Fort Zumwalt School District, General Obligation Refunding Bonds	4.000%	03/01/2028	400,000	414,963
Fort Zumwalt School District, General Obligation Refunding Bonds	4.000%	03/01/2029	425,000	440,979
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2033	1,000,000	1,064,353
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2034	2,500,000	2,655,100
St. Charles County School District No. R-IV Wentzville, General Obligation Refunding Bonds	4.000%	03/01/2034	3,000,000	3,224,066
City of Columbia Water & Electric System Revenue Refunding Bonds, Series B	3.000%	10/01/2035	2,520,000	2,589,562
Jackson County Reorganized School District No. 7, General Obligation Bonds	5.000%	03/01/2036	1,000,000	1,055,073

				11,926,757

Montana (3.22%)
Hellgate School District No. 4, General Obligation Bonds	3.500%	06/15/2025	860,000	894,721
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2032	945,000	1,057,516
Missoula High School District No. 1, General Obligation Bonds	4.000%	07/01/2032	1,010,000	1,079,215
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2033	1,005,000	1,123,103
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2033	520,000	556,934
Lewis & Clark County K-12 School District No. 9 East Helena, General Obligation Bonds	4.500%	07/01/2033	560,000	625,946
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2034	505,000	563,824
Cascade County High School District A Great Falls, General Obligation Bonds	5.000%	07/01/2034	725,000	823,694
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2034	565,000	604,536
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2034	1,000,000	1,089,981
Lewis & Clark County K-12 School District No. 9 East Helena, General Obligation Bonds	5.000%	07/01/2034	805,000	922,066
Hellgate School District No. 4, General Obligation Bonds	5.250%	06/15/2035	880,000	991,768
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2035	845,000	903,351
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2035	750,000	816,589
Lewis & Clark County K-12 School District No. 9 East Helena, General Obligation Bonds	5.000%	07/01/2035	1,925,000	2,203,079
Montana State Board of Regents Revenue Refunding Bonds	3.000%	11/15/2035	3,660,000	3,684,500
Broadwater County K-12 School District No. 1 Townsend, General Obligation Bonds	3.000%	07/01/2036	750,000	745,690
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2036	585,000	624,933
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2036	965,000	1,049,682
Broadwater County K-12 School District No. 1 Townsend, General Obligation Bonds	3.000%	07/01/2037	465,000	461,516

				20,822,644

Nebraska (0.98%)
Gretna Public Schools, General Obligation Refunding Bonds	3.000%	12/15/2024	145,000	148,906
Gretna Public Schools, General Obligation Refunding Bonds	4.000%	12/15/2025	180,000	192,882
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2028	150,000	163,187
Gretna Public Schools, General Obligation Refunding Bonds (Prerefunded to 12-15-2025 @ 100)(c)	5.000%	12/15/2028	250,000	276,491
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2029	250,000	271,393
Gretna Public Schools, General Obligation Refunding Bonds (Prerefunded to 12-15-2025 @ 100)(c)	5.000%	12/15/2029	260,000	287,550

See accompanying notes to financial statements.	21

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Nebraska (Cont.)
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2030	$325,000	$352,204
Grand Island Public Schools, General Obligation Bonds (Prerefunded to 12-15-2024 @ 100)(c)	5.000%	12/15/2030	700,000	755,498
Grand Island Public Schools, General Obligation Bonds (Prerefunded to 12-15-2024 @ 100)(c)	5.000%	12/15/2032	565,000	609,795
City of Lincoln Sanitary Sewer Revenue Bonds	3.000%	06/15/2034	1,105,000	1,141,151
City of Lincoln Sanitary Sewer Revenue Bonds	3.000%	06/15/2035	1,140,000	1,172,311
City of La Vista, Nebraska, General Obligation Bonds	3.000%	09/15/2041	1,000,000	986,042

				6,357,410

Nevada (0.95%)
Nevada System of Higher Education Revenue Refunding Bonds	4.000%	07/01/2030	3,045,000	3,230,796
Clark County School District G.O. Limited Bonds, Series B (BAM Insured)	3.000%	06/15/2038	3,000,000	2,949,305

				6,180,101

New Jersey (1.48%)
South Brunswick Township Board of Education, General Obligation Refunding Bonds	4.000%	12/01/2022	750,000	753,203
Madison Borough Board of Education, General Obligation Refunding Bonds, Series B	3.000%	12/15/2022	600,000	606,782
Madison Borough Board of Education, General Obligation Refunding Bonds, Series B (Prerefunded to 12-15-2022 @ 100)(c)	4.000%	12/15/2023	465,000	473,680
Hopewell Valley Regional School District, General Obligation Bonds	3.500%	01/15/2027	3,330,000	3,452,737
Livingston Township School District, General Obligation Refunding Bonds	4.000%	07/15/2029	1,000,000	1,054,437
Township of Moorestown, New Jersey, General Obligation Bonds	4.000%	01/15/2030	1,140,000	1,156,368
Hopewell Valley Regional School District, General Obligation Bonds	4.000%	01/15/2032	2,000,000	2,084,352

				9,581,559

New Mexico (3.42%)
Santa Fe Public School District, General Obligation Bonds	3.000%	08/01/2022	2,000,000	2,012,262
County of Bernalillo, New Mexico, General Obligation Refunding Bonds, Series A	2.000%	08/15/2023	1,030,000	1,034,871
County of Bernalillo, New Mexico, General Obligation Refunding Bonds, Series A	2.250%	08/15/2024	1,050,000	1,055,797
County of Bernalillo, New Mexico, General Obligation Bonds	3.000%	08/15/2025	1,235,000	1,253,343
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2026	225,000	231,279
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2027	700,000	718,883
Las Cruces School District No. 2, General Obligation Bonds, Series C	3.250%	08/01/2027	900,000	933,369
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.000%	08/01/2027	1,515,000	1,559,069
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2028	725,000	744,557
Las Cruces School District No. 2, General Obligation Bonds, Series C	3.500%	08/01/2028	900,000	936,979
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.130%	08/01/2028	1,515,000	1,559,134
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2029	750,000	770,132
Santa Fe Public School District, General Obligation Bonds	3.630%	08/01/2029	3,075,000	3,246,183
Santa Fe Public School District, General Obligation Bonds	4.000%	08/01/2030	1,000,000	1,068,338
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2034	1,800,000	2,042,281
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2035	2,600,000	2,947,500

				22,113,977

New York (2.65%)
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds, Series C-2	3.000%	05/15/2032	2,250,000	2,303,813
New York State Environmental Facilities Corporation Revenue Refunding Bonds	5.000%	08/15/2032	1,000,000	1,230,878
Port Authority of New York & New Jersey Revenue Bonds, Series 179	5.000%	12/01/2032	3,000,000	3,156,322
New York City Housing Development Corporation Revenue Bonds	2.750%	11/01/2033	1,500,000	1,419,870
New York City Municipal Water Finance Authority Revenue Refunding Bonds, Series EE	5.000%	06/15/2034	3,000,000	3,632,161
State of New York Mortgage Agency Revenue Refunding Bonds, Series 220	2.400%	10/01/2034	1,000,000	915,726
New York City Water & Sewer System Revenue Bonds, Series DD	5.000%	06/15/2035	2,500,000	2,656,651
New York State Housing Finance Agency Affordable Housing Variable Sustainability Revenue Bonds, Series J (SonyMA Insured)(b),(h)	1.100%	11/01/2061	2,000,000	1,861,914

				17,177,335

22	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
North Carolina (2.56%)
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2026	$1,960,000	$2,174,921
Buncombe County Metropolitan Sewerage District Revenue Refunding Bonds	4.000%	07/01/2027	1,210,000	1,243,230
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2028	890,000	1,028,187
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2028	700,000	763,693
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2029	935,000	1,097,571
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2029	265,000	288,741
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2030	500,000	596,401
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2031	500,000	592,524
County of Union, North Carolina, Enterprise System Revenue Bonds	3.000%	06/01/2031	2,850,000	2,912,422
North Carolina Housing Finance Agency Revenue Bonds(g)	3.050%	01/01/2032	1,580,000	1,571,217
County of Forsyth, North Carolina, General Obligation Bonds, Series B	3.000%	03/01/2032	1,000,000	1,036,013
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2033	750,000	885,747
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2035	1,000,000	1,178,164
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2037	1,000,000	1,175,741

				16,544,572

North Dakota (1.31%)
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.130%	05/01/2028	845,000	855,981
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.250%	05/01/2029	835,000	846,466
Bismarck Public School District No. 1, General Obligation Bonds	3.130%	05/01/2030	1,695,000	1,745,275
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.130%	05/01/2031	1,015,000	1,041,326
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.130%	05/01/2032	1,060,000	1,076,259
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2033	1,350,000	1,368,743
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2034	1,550,000	1,569,954

				8,504,004

Ohio (4.52%)
Cincinnati City School District, General Obligation Refunding Bonds	5.250%	12/01/2022	1,000,000	1,025,928
Lake County Community College District, General Obligation Bonds, Series A	3.000%	12/01/2025	660,000	681,958
Lake Local School District/Stark County, General Obligation Bonds	3.000%	12/01/2025	190,000	191,232
Lake County Community College District, General Obligation Bonds, Series A	3.000%	12/01/2026	355,000	369,168
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds	5.000%	12/01/2027	175,000	183,560
Perrysburg Exempted Village School District, General Obligation Bonds (Prerefunded to 12-01- 2024 @ 100)(c)	4.000%	12/01/2027	1,250,000	1,313,839
Lakewood City School District, General Obligation Bonds, Series A (Prerefunded to 11-01- 2022 @ 100)(c)	5.000%	11/01/2028	1,000,000	1,021,530
Bellbrook-Sugarcreek Local School District, General Obligation Refunding Bonds	4.000%	12/01/2028	1,565,000	1,667,956
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds (Prerefunded to 12-01-2023 @ 100)(c)	5.000%	12/01/2028	225,000	236,648
Fairfield City School District, General Obligation Bonds (Prerefunded to 11-01-2023 @ 100)(c)	5.000%	11/01/2029	800,000	840,295
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds (Prerefunded to 12-01-2023 @ 100)(c)	5.000%	12/01/2029	200,000	210,354
Fairfield City School District, General Obligation Bonds (Prerefunded to 11-01-2023 @ 100)(c)	5.000%	11/01/2030	1,335,000	1,402,242
Lakewood City School District, General Obligation Bonds, Series B	4.000%	11/01/2030	235,000	255,156
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2030	750,000	798,401
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds	4.000%	12/01/2030	365,000	376,205
Lakewood City School District, General Obligation Bonds, Series B	4.000%	11/01/2031	220,000	238,270
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2031	350,000	371,873
American Municipal Power-Ohio Inc., Revenue Refunding Bonds, Prairie State Energy Campus	5.000%	02/15/2032	2,000,000	2,344,071
Lakewood City School District, General Obligation Bonds, Series A (Prerefunded to 11-01- 2022 @ 100)(c)	5.000%	11/01/2032	1,500,000	1,532,296
Lakewood City School District, General Obligation Bonds, Series B	4.000%	11/01/2032	220,000	237,912
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2032	315,000	330,493
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2032	1,750,000	1,860,079
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2032	375,000	398,130
Lakewood City School District, General Obligation Bonds, Series B	4.000%	11/01/2033	370,000	399,523

See accompanying notes to financial statements.	23

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Ohio (Cont.)
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2033	$235,000	$246,266
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2033	500,000	553,467
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2033	400,000	424,509
Worthington City School District, General Obligation Bonds	4.000%	12/01/2033	790,000	866,790
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2034	1,000,000	1,058,021
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2034	500,000	552,910
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2034	875,000	927,901
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2035	1,870,000	1,951,524
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2035	500,000	552,458
Worthington City School District, General Obligation Bonds	4.000%	12/01/2035	475,000	520,223
Miami University Oxford Revenue Refunding Bonds, Series A	4.000%	09/01/2036	2,000,000	2,195,564
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2036	1,000,000	1,103,955

				29,240,707

Oklahoma (1.42%)
City of Tulsa, Oklahoma, General Obligation Bonds	4.000%	03/01/2023	2,500,000	2,504,384
City of Tulsa, Oklahoma, General Obligation Bonds	3.000%	04/01/2028	3,000,000	3,038,704
Grand River Dam Authority Revenue Bonds, Series A	5.000%	06/01/2031	1,835,000	1,948,905
Edmond Public Works Authority Revenue Bonds	5.000%	07/01/2032	1,500,000	1,703,415

				9,195,408

Oregon (1.11%)
State of Oregon, General Obligation Refunding Bonds, Series J	2.800%	06/01/2025	155,000	157,661
Clackamas County School District No. 12 North Clackamas, General Obligation Refunding Bonds (Prerefunded to 06-15-2024 @ 100)(c)	5.000%	06/15/2028	2,500,000	2,667,381
Deschutes County Administrative School District No. 1 Bend-La Pine, General Obligation Bonds	3.000%	06/15/2035	2,865,000	2,886,043
Tri-County Metropolitan Transportation District of Oregon Revenue Bonds, Series A	3.000%	09/01/2037	1,500,000	1,488,682

				7,199,767

Pennsylvania (2.07%)
Township of Upper St. Clair, Pennsylvania, General Obligation Refunding Bonds, Series A	4.000%	06/01/2028	340,000	366,279
Township of Upper St. Clair, Pennsylvania, General Obligation Refunding Bonds, Series A	4.000%	06/01/2029	305,000	327,816
County of Northampton, Pennsylvania, General Obligation Refunding Bonds, Series B (Prerefunded to 10-01-2022 @ 100)(c)	5.000%	10/01/2030	1,500,000	1,528,101
West View Municipal Authority Water Revenue Bonds (Prerefunded to 11-15-2024 @ 100)(c)	5.000%	11/15/2031	1,365,000	1,471,981
Pennsylvania Housing Finance Agency Revenue Bonds, Series 137	2.200%	04/01/2033	2,785,000	2,553,387
Pennsylvania Housing Finance Agency Revenue Bonds, Series 138A	2.700%	04/01/2033	1,500,000	1,396,822
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2033	400,000	403,310
Twin Valley School District, General Obligation Bonds, Series B	3.000%	04/01/2034	1,300,000	1,287,485
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2035	800,000	804,733
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2037	770,000	764,097
Millcreek Township School District, General Obligation Bonds	3.000%	09/15/2038	2,500,000	2,504,869

				13,408,880

Rhode Island (0.11%)
Rhode Island Housing and Mortgage Finance Corporation Revenue Bonds, Series 76-A	2.200%	10/01/2033	780,000	705,657

South Carolina (1.64%)
Fort Mill School District No. 4, General Obligation Refunding Bonds, Series A	4.000%	03/01/2023	2,315,000	2,338,521
Town of Fort Mill Water & Sewer System Revenue Bonds	3.500%	12/01/2027	380,000	388,832
Town of Fort Mill Water & Sewer System Revenue Bonds	4.000%	12/01/2028	520,000	538,434
City of Columbia Waterworks & Sewer System Revenue Refunding Bonds, Series B	4.000%	02/01/2029	1,045,000	1,123,775
Spartanburg Sanitary Sewer District Revenue Refunding Bonds, Series B (Prerefunded to 03- 01-2023 @ 100)(c)	5.000%	03/01/2030	2,160,000	2,227,501
Town of Fort Mill Water & Sewer System Revenue Bonds	4.000%	12/01/2030	535,000	552,760

24	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
South Carolina (Cont.)
City of Columbia Waterworks & Sewer System Revenue Bonds, Series A	3.000%	02/01/2035	$1,750,000	$1,762,832
Center for Arts & Health Sciences Public Facilities Corporation Revenue Bonds	4.000%	10/01/2036	1,500,000	1,663,138

				10,595,793

Tennessee (0.80%)
City of Knoxville Water System Revenue Refunding Bonds, Series BB	3.000%	03/01/2025	1,170,000	1,181,497
County of Washington, Tennessee, General Obligation Bonds, Series A	3.000%	06/01/2030	935,000	963,840
County of Washington, Tennessee, General Obligation Bonds, Series B	3.000%	06/01/2030	850,000	876,219
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue Bonds	5.000%	09/01/2031	1,065,000	1,131,708
City of Memphis Electric System Revenue Bonds, Series A	3.000%	12/01/2035	1,000,000	1,008,225

				5,161,489

Texas (2.92%)
Eanes Independent School District, General Obligation Bonds, Series A	3.500%	08/01/2026	1,670,000	1,727,401
State of Texas, General Obligation Bonds, Series A	3.000%	08/01/2027	2,325,000	2,394,143
Trinity River Authority Central Regional Wastewater System Revenue Refunding Bonds	3.000%	08/01/2031	1,500,000	1,556,310
Upper Brushy Creek Water Control and Improvement District, General Obligation Bonds	3.000%	08/15/2031	1,000,000	1,014,449
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	5.000%	03/01/2032	250,000	286,783
State of Texas, General Obligation Refunding Bonds, Series B	2.250%	08/01/2032	750,000	715,177
Lake Travis Independent School District, General Obligation Refunding Bonds	4.000%	02/15/2033	1,000,000	1,071,759
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	5.000%	03/01/2033	200,000	229,117
Gregory-Portland Independent School District, Texas, General Obligation Bonds, Series A	4.000%	02/15/2034	1,565,000	1,592,778
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2034	280,000	303,489
Gregory-Portland Independent School District, Texas, General Obligation Bonds, Series A	4.000%	02/15/2035	2,710,000	2,756,694
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2035	200,000	216,587
City of Beaumont, Texas, Waterworks & Sewer System Revenue Refunding Bonds, Series A	4.000%	09/01/2035	1,515,000	1,668,408
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2036	325,000	351,714
Fort Bend Grand Parkway Toll Road Authority Revenue Refunding Bonds, Series A	3.000%	03/01/2038	1,500,000	1,454,839
County of Bexar, Texas, General Obligation Bonds	3.000%	06/15/2039	1,550,000	1,538,539

				18,878,187

Utah (0.95%)
Snyderville Basin Special Recreation District, General Obligation Bonds, Series A	3.000%	12/15/2025	1,260,000	1,293,160
Central Utah Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2033	2,500,000	2,702,963
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2033	1,000,000	1,075,851
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2034	1,000,000	1,074,787

				6,146,761

Vermont (0.55%)
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2032	175,000	203,357
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2033	190,000	220,642
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2034	255,000	295,834
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2034	410,000	475,655
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2035	265,000	307,187
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2035	435,000	504,250
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2036	910,000	1,053,997
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2037	440,000	509,435

				3,570,357

Virginia (0.60%)
Loudoun County Sanitation Authority Revenue Refunding Bonds (Prerefunded to 01-01- 2023 @ 100)(c)	4.000%	01/01/2027	650,000	662,414

See accompanying notes to financial statements.	25

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Virginia (Cont.)
County of Stafford, Virginia, General Obligation Bonds	4.000%	07/01/2030	$1,205,000	$1,238,517
Virginia Public School Authority Revenue Bonds, Series D (Prerefunded to 08-01-2022 @ 100)(c)	4.000%	08/01/2030	2,000,000	2,019,254

				3,920,185

Washington (6.42%)
Walla Walla County School District No. 250 College Place, General Obligation Bonds(c)	4.000%	12/01/2024	1,875,000	1,884,039
City of Spokane, Washington, General Obligation Bonds	3.000%	12/01/2025	1,295,000	1,328,313
King County School District No 414 Lake Washington, General Obligation Refunding Bonds	3.500%	12/01/2025	2,000,000	2,108,844
State of Washington, General Obligation Refunding Bonds, Series A	4.000%	07/01/2026	2,500,000	2,565,484
Clark County School District No. 98 Hockinson, General Obligation Bonds	4.000%	12/01/2027	1,090,000	1,154,537
City of Camas, Washington, Water & Sewer Revenue Refunding Bonds	4.000%	12/01/2028	1,050,000	1,117,550
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, Series A	3.250%	12/01/2028	350,000	364,818
King County School District No 414 Lake Washington, General Obligation Refunding Bonds	4.000%	12/01/2028	1,000,000	1,071,920
Public Utility District No. 1 of Cowlitz County, Washington, Revenue Refunding Bonds	5.000%	09/01/2029	1,000,000	1,050,649
City of Camas, Washington, Water & Sewer Revenue Refunding Bonds	3.130%	12/01/2029	2,000,000	2,073,844
City of Tacoma Solid Waste Utility Revenue Refunding Bonds, Series B	5.000%	12/01/2029	1,525,000	1,693,055
Clark County Public Utility District No. 1 Revenue Refunding Bonds	5.000%	01/01/2030	985,000	1,033,441
Energy Northwest Revenue Refunding Bonds	5.000%	07/01/2030	5,000,000	5,447,604
Public Utility District No. 1 of Cowlitz County, Washington, Revenue Refunding Bonds	5.000%	09/01/2030	2,100,000	2,205,558
King County School District No 414 Lake Washington, General Obligation Bonds	4.000%	12/01/2033	5,000,000	5,394,424
King County School District No. 405 Bellevue, General Obligation Bonds	3.000%	12/01/2033	5,095,000	5,173,607
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2033	840,000	905,839
Clark County Public Utility District No. 1 Revenue Refunding Bonds	5.000%	01/01/2034	1,010,000	1,126,511
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2034	510,000	549,203
Yakima & Kittitas Counties School District No. 119 Selah, General Obligation Bonds	4.380%	12/01/2034	1,040,000	1,158,313
Lakehaven Water & Sewer District Revenue Bonds	3.000%	10/01/2035	700,000	709,288
Okanogan County Public Utility District No. 1 Revenue Bonds, Series A	4.000%	12/01/2035	500,000	546,171
Okanogan County Public Utility District No. 1 Revenue Bonds, Series A	4.000%	12/01/2037	800,000	872,586

				41,535,598

West Virginia (0.66%)
Monongalia County Board of Education, General Obligation Refunding Bonds (Prerefunded to 05-01-2022 @ 100)(c)	4.000%	05/01/2025	1,105,000	1,107,579
Braxton County Board of Education, General Obligation Refunding Bonds	4.000%	05/01/2026	250,000	266,673
Braxton County Board of Education, General Obligation Refunding Bonds	2.250%	05/01/2026	125,000	125,841
Monongalia County Board of Education, General Obligation Refunding Bonds (Prerefunded to 05-01-2022 @ 100)(c)	4.000%	05/01/2026	2,180,000	2,185,088
Braxton County Board of Education, General Obligation Refunding Bonds	5.000%	05/01/2027	515,000	575,450

				4,260,631

Wisconsin (5.76%)
Milwaukee Metropolitan Sewerage District, General Obligation Refunding Bonds, Series C	2.500%	10/01/2024	2,000,000	2,029,281
Muskego-Norway School District, General Obligation Bonds	3.000%	04/01/2026	2,495,000	2,579,334
Ellsworth Community School District, Wisconsin, General Obligation Bonds (Prerefunded to 04-01-2024 @ 100)(c)	4.000%	04/01/2027	340,000	354,138
Ellsworth Community School District, Wisconsin, General Obligation Bonds (Prerefunded to 04-01-2024 @ 100)(c)	4.000%	04/01/2028	275,000	286,435
Ellsworth Community School District, Wisconsin, General Obligation Bonds (Prerefunded to 04-01-2024 @ 100)(c)	4.000%	04/01/2029	400,000	416,633
Central Brown County Water Authority Revenue Refunding Bonds, Series A	5.000%	11/01/2029	1,000,000	1,070,720
Wisconsin-Dells School District, General Obligation Bonds	3.130%	03/01/2030	1,595,000	1,624,581
Central Brown County Water Authority Revenue Refunding Bonds, Series A	5.000%	11/01/2030	2,000,000	2,141,439
City of Fond Du Lac, Wisconsin, General Obligation Refunding Bonds, Series A	2.000%	03/01/2031	895,000	821,120
County of Waupaca, Wisconsin, General Obligation Bonds, Series A	3.250%	03/01/2031	1,160,000	1,196,340

26	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Wisconsin (Cont.)
Wisconsin-Dells School District, General Obligation Bonds	3.250%	03/01/2031	$1,395,000	$1,427,683
Burlington Area School District, General Obligation Bonds	3.130%	04/01/2031	1,000,000	1,018,777
D. C. Everest Area School District, General Obligation Bonds	3.380%	04/01/2031	3,900,000	4,018,451
Poynette School District, General Obligation Bonds	3.000%	04/01/2031	850,000	863,021
Western Technical College District, General Obligation Bonds, Series C(g)	4.000%	04/01/2031	1,000,000	1,092,921
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2031	300,000	324,272
Central Brown County Water Authority Revenue Refunding Bonds, Series A	5.000%	11/01/2031	2,200,000	2,355,583
Burlington Area School District, General Obligation Bonds	3.250%	04/01/2032	1,120,000	1,146,362
Hamilton School District, Wisconsin, General Obligation Bonds	3.250%	04/01/2032	3,390,000	3,485,728
Poynette School District, General Obligation Bonds	3.130%	04/01/2032	1,520,000	1,546,970
Western Technical College District, General Obligation Refunding Bonds, Series F	3.000%	04/01/2032	2,240,000	2,275,834
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2032	675,000	728,588
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2034	1,390,000	1,494,050
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2035	1,405,000	1,420,040
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2036	1,535,000	1,550,353

				37,268,654

Total Long-term Municipal Bond (cost $622,252,907)				622,344,542

			Shares	Value
Short-term Investments (3.32%)
Northern Institutional Treasury Portfolio (Premier Class), 0.12%(i)			21,470,629	21,470,629

Total Short-term Investments (cost $21,470,629)				21,470,629

TOTAL INVESTMENTS (99.45%) (cost $643,723,536)				643,815,171
OTHER ASSETS, NET OF LIABILITIES (0.55%)				3,580,446

NET ASSETS (100.00%)				$647,395,617

(a)	Security has converted to a fixed rate as of December 9, 2021, and will continue at a fixed rate going forward.
(b)	Rate shown is fixed until mandatory tender date of July 1, 2026.
(c)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.
(d)	Security has converted to a fixed rate as of July 1, 2016, and will continue ar a fixed rate going forward.
(e)	Security has converted to a fixed rate as of November 19, 2021, and will continue at a fixed rate going forward.
(f)	Security has converted to a fixed rate as of November 30, 2021, and will continue at a fixed rate going forward.
(g)	When issued security. Coupon rate was not in effect at March 31, 2022.
(h)	Security has converted to a fixed rate as of December 16, 2021, and will continue at a fixed rate going forward.
(i)	Rate shown is the 7-day yield as of March 31, 2022.

See accompanying notes to financial statements.	27

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2022 (Unaudited)

	State Farm Growth Fund	State Farm Balanced Fund	State Farm Interim Fund	State Farm Municipal Bond Fund

Assets
Investments in securities at identified cost	$1,994,461,971	1,131,957,573	408,798,830	643,723,536

Investments in securities at market value	$6,983,892,761	2,400,017,327	394,080,011	643,815,171
Foreign currency (Cost: $0, $404, $0, and $0, respectively)	—	404	—	—
Receivables:
Dividends and interest	9,385,083	5,445,008	1,192,723	5,787,485
Reclaims	1,168,123	384,478	—	—
Securities sold	—	9,868,555	10,321,421	2,829,760
Shares of the Fund sold	2,435,663	574,644	101,025	—
Prepaid expenses	290,650	109,398	22,552	17,314

Total assets	6,997,172,280	2,416,399,814	405,717,732	652,449,730

Liabilities and Net Assets
Distributions to shareholders	—	—	1,959	245,254
Payables:
Securities purchased	—	19,163,223	8,448,238	4,386,525
Shares of the Fund redeemed	1,842,537	267,458	864,331	70,474
Investment advisory fees	576,424	220,390	41,495	61,669
Accounting and Administration fees	1,900,735	749,814	180,770	211,517
Trustees’ fees and expenses	2,303	1,383	685	940
Regulatory and Compliance fees	85,640	37,255	4,307	7,045
Registration fees	24,564	4,887	210	331
Variation margin on futures contracts	747,113	—	—	—
Accrued expenses and other payables	100,191	65,834	55,319	70,358

Total liabilities	5,279,507	20,510,244	9,597,314	5,054,113

Net assets applicable to shares outstanding of common stock	$6,991,892,773	2,395,889,570	396,120,418	647,395,617

Fund shares outstanding (no par value, unlimited number of shares authorized)	65,415,664	27,486,018	40,705,323	77,070,715
Net asset value, offering price and redemption price per share	$106.88	87.17	9.73	8.40

Analysis of Net Assets
Paid-in-capital	$1,998,527,535	1,097,418,698	411,422,316	648,114,654
Total distributable earnings (loss)	4,993,365,238	1,298,470,872	(15,301,898)	(719,037)

Net assets applicable to shares outstanding	$6,991,892,773	2,395,889,570	396,120,418	647,395,617

28	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

STATEMENTS OF OPERATIONS

6-month period ended March 31, 2022 (Unaudited)

	State Farm Growth Fund	State Farm Balanced Fund	State Farm Interim Fund	State Farm Municipal Bond Fund
Investment Income:
Dividends	$58,096,987	14,121,903	169	2,677
Interest	3,107	6,132,855	2,104,626	8,508,625

	58,100,094	20,254,758	2,104,795	8,511,302
Less: foreign withholding taxes	(91,690)	(15,891)	—	—

Total investment income	58,008,404	20,238,867	2,104,795	8,511,302
Expenses:
Investment advisory fees	3,447,187	1,324,169	253,754	376,455
Accounting and Administration fees	1,542,636	607,260	146,979	173,354
Trustees’ fees and expenses	46,392	15,812	2,488	4,146
Insurance fees	6,421	2,310	446	703
Regulatory and Compliance fees	166,499	56,111	9,905	16,113
Registration fees	44,010	20,443	16,689	17,485
Other	122,893	71,584	40,830	41,098

Total expenses	5,376,038	2,097,689	471,091	629,354
Less: expense reductions from Adviser	(1,239,375)	(412,384)	(132,755)	(81,783)

Net expenses	4,136,663	1,685,305	338,336	547,571

Net investment income	53,871,741	18,553,562	1,766,459	7,963,731

Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	(29,666,020)	33,901,089	(415,904)	(810,541)
Net realized gain (loss) on futures contracts	(2,558,532)	(399,643)	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	606,694,356	76,459,829	(18,933,702)	(36,399,777)
Change in net unrealized appreciation (depreciation) on futures contracts	5,742,158	590,638	—	—

Net realized and unrealized gain (loss) on investments	580,211,962	110,551,913	(19,349,606)	(37,210,318)

Net change in net assets resulting from operations	$634,083,703	129,105,475	(17,583,147)	(29,246,587)

See accompanying notes to financial statements.	29

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	State Farm Growth Fund
6-month period ended March 31, 2022 (Unaudited), 10-month period ended September 30, 2021 and year ended November 30, 2020	2022	2021(a)	2020
From operations:
Net investment income	$53,871,741	99,275,839	122,110,348
Net realized gain (loss)	(32,224,552)	880,314,306	50,580,861
Change in net unrealized appreciation or depreciation	612,436,514	54,068,781	495,954,432

Net change in net assets resulting from operations	634,083,703	1,033,658,926	668,645,641
Distributions to shareholders from:
Distributable earnings (Net investment income, Net realized gain)	(925,339,359)	(167,458,952)	(181,531,414)

Total distributions to shareholders	(925,339,359)	(167,458,952)	(181,531,414)
From Fund share transactions:
Proceeds from shares sold	152,207,086	242,938,509	245,052,230
Reinvestment of distributions	865,282,742	156,291,906	170,226,604
Less payments for shares redeemed	(323,313,136)	(496,221,789)	(585,160,917)

Net increase (decrease) in net assets from Fund share transactions	694,176,692	(96,991,374)	(169,882,083)

Total increase (decrease) in net assets	402,921,036	769,208,600	317,232,144

Net assets:
Beginning of period	6,588,971,737	5,819,763,137	5,502,530,993

End of period	$6,991,892,773	6,588,971,737	5,819,763,137

Share Information
Sold	1,374,490	2,218,847	2,888,825
Issued in reinvestment of distributions	8,136,180	1,504,514	1,943,120
Redeemed	(2,912,918)	(4,519,526)	(6,785,766)

Net increase (decrease)	6,597,752	(796,165)	(1,953,821)

(a)  As part of the Reorganization, the annual reporting period was adjusted to end September 30 instead of the previous November 30 end date.

30	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

State Farm Balanced Fund			State Farm Interim Fund			State Farm Municipal Bond Fund

2022	2021(a)	2020	2022	2021(a)	2020	2022	2021(a)	2020

18,553,562	38,230,087	47,326,599	1,766,459	4,057,462	5,811,934	7,963,731	14,240,907	18,120,053
33,501,446	235,855,423	17,222,752	(415,904)	445,382	(4,405)	(810,541)	677,242	671,779
77,050,467	17,813,122	163,695,182	(18,933,702)	(8,360,259)	9,183,914	(36,399,777)	(12,352,315)	18,059,864

129,105,475	291,898,632	228,244,533	(17,583,147)	(3,857,415)	14,991,443	(29,246,587)	2,565,834	36,851,696

(196,746,433)	(62,452,726)	(55,983,773)	(1,988,014)	(4,057,461)	(5,811,934)	(8,641,116)	(14,912,673)	(18,438,528)

(196,746,433)	(62,452,726)	(55,983,773)	(1,988,014)	(4,057,461)	(5,811,934)	(8,641,116)	(14,912,673)	(18,438,528)

69,547,383	112,042,679	133,601,946	49,958,066	92,251,211	272,566,071	26,227,096	53,524,197	78,430,037
187,363,170	59,348,012	53,290,330	1,972,092	3,977,917	5,716,538	7,142,452	12,426,596	15,338,456
(153,603,214)	(291,674,445)	(229,868,707)	(83,212,754)	(136,512,953)	(142,990,378)	(51,229,587)	(91,470,624)	(82,077,036)

103,307,339	(120,283,754)	(42,976,431)	(31,282,596)	(40,283,825)	135,292,231	(17,860,039)	(25,519,831)	11,691,457

35,666,381	109,162,152	129,284,329	(50,853,757)	(48,198,701)	144,471,740	(55,747,742)	(37,866,670)	30,104,625

2,360,223,189	2,251,061,037	2,121,776,708	446,974,175	495,172,876	350,701,136	703,143,359	741,010,029	710,905,404

2,395,889,570	2,360,223,189	2,251,061,037	396,120,418	446,974,175	495,172,876	647,395,617	703,143,359	741,010,029

781,053	1,269,269	1,807,747	4,989,952	8,956,788	26,310,110	2,989,777	5,955,927	8,786,824
2,137,142	696,524	717,928	196,998	387,700	552,545	817,354	1,386,283	1,714,383
(1,718,253)	(3,245,420)	(3,118,768)	(8,307,543)	(13,296,342)	(13,820,577)	(5,857,388)	(10,195,898)	(9,318,579)

1,199,942	(1,279,627)	(593,093)	(3,120,593)	(3,951,854)	13,042,078	(2,050,257)	(2,853,688)	1,182,628

See accompanying notes to financial statements.	31

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Because each Fund is a continuation of its respective Predecessor Fund, each of which was a series of State Farm Associates’ Funds Trust, the following financial information includes results of each Fund’s respective Predecessor Fund. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM GROWTH FUND

(For a share outstanding throughout each period)

	6-month period ended
	March 31,		10-month period ended
	2022		September 30,		Year ended November 30,
	(Unaudited)		2021		2020	2019	2018		2017	2016
Net asset value, beginning of period	$ 112.02		97.62		89.37	81.06	80.41		70.41	73.38

Income from Investment Operations
Net investment income(a)	0.86		1.67		1.99	2.13	1.93		1.84	1.75
Net gain (loss) on investments (both realized and unrealized)	9.94		15.56		9.22	9.30	1.51		10.50	4.15

Total from invesment operations	10.80		17.23		11.21	11.43	3.44		12.34	5.90

Less Distributions
Net investment income	(1.03)		(1.97)		(2.11)	(2.09)	(1.90)		(1.78)	(1.76)
Net realized gain	(14.91)		(0.86)		(0.85)	(1.03)	(0.89)		(0.56)	(7.11)

Total distributions	(15.94)		(2.83)		(2.96)	(3.12)	(2.79)		(2.34)	(8.87)

Net asset value, end of period	$ 106.88		112.02		97.62	89.37	81.06		80.41	70.41

Total Return	9.71	%(b)	17.89	%(b)	12.96%	14.91%	4.41%		17.91%	9.54%

Ratios/Supplemental Data
Net assets, end of period (millions)	$6,991.9		6,589.0		5,819.8	5,502.5	4,992.6		4,960.5	4,296.6

Average net asset ratios
Expenses, net of waivers and reimbursements	0.12	%(c)	0.12	%(c)	0.12%	0.12%	0.12%		0.12%	0.12%
Expenses, gross of waivers and reimburements	0.16	%(c)	0.13	%(c)	0.12%	0.12%	0.12%		0.12%	0.12%
Net investment income, net of waivers and reimbursements	1.56	%(c)	1.81	%(c)	2.29%	2.62%	2.42%		2.46%	2.59%

Portfolio turnover rate	13	%(b)	23	%(b),(d),(e)	0%	1%	0	%(f)	1%	0%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.
(d)	The portfolio turnover rate excludes securities delivered from processing redemptions in-kind.
(e)

The portfolio turnover rate increased due to certain investment activity in connection with the Reorganization of the Fund from the State Farm Associates’ Fund Trust into the Advisers Investment Trust.

(f)	Portfolio turnover rate rounds to less than 1% for the year ended November 30, 2018.

32	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

FINANCIAL HIGHLIGHTS (continued)

STATE FARM BALANCED FUND

(For a share outstanding throughout each period)

	6-month period ended
	March 31,		10-month period ended
	2022		September 30,		Year ended November 30,
	(Unaudited)		2021		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 89.79		81.66		75.35	68.52	68.84	63.19	66.38

Income from Investment Operations
Net investment income(a)	0.69		1.41		1.69	1.81	1.70	1.65	1.63
Net gain (loss) on investments (both realized and unrealized)	4.30		9.03		6.62	7.30	(0.03)	5.75	1.76

Total from invesment operations	4.99		10.44		8.31	9.11	1.67	7.40	3.39

Less Distributions
Net investment income	(0.86)		(1.68)		(1.78)	(1.79)	(1.68)	(1.63)	(1.69)
Net realized gain	(6.75)		(0.63)		(0.22)	(0.49)	(0.31)	(0.12)	(4.89)

Total distributions	(7.61)		(2.31)		(2.00)	(2.28)	(1.99)	(1.75)	(6.58)

Net asset value, end of period	$ 87.17		89.79		81.66	75.35	68.52	68.84	63.19

Total Return	5.51	%(b)	12.95	%(b)	11.31%	13.82%	2.49%	11.93%	5.83%

Ratios/Supplemental Data
Net assets, end of period (millions)	$2,395.9		2,360.2		2,251.1	2,121.8	1,935.4	1,951.1	1,766.3

Average net asset ratios
Expenses, net of waivers and reimbursements	0.14	%(c)	0.13	%(c)	0.14%	0.13%	0.13%	0.13%	0.13%
Expenses, gross of waivers and reimburements	0.17	%(c)	0.14	%(c)	0.14%	0.13%	0.13%	0.13%	0.13%
Net investment income, net of waivers and reimbursements	1.54	%(c)	1.90	%(c)	2.27%	2.59%	2.50%	2.52%	2.63%

Portfolio turnover rate	11	%(b)	22	%(b),(d),(e)	3%	4%	5%	4%	4%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.
(d)	The portfolio turnover rate excludes securities delivered from processing redemptions in-kind.
(e)

The portfolio turnover rate increased due to certain investment activity in connection with the Reorganization of the Fund from the State Farm Associates’ Fund Trust into the Advisers Investment Trust.

See accompanying notes to financial statements.	33

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

FINANCIAL HIGHLIGHTS (continued)

STATE FARM INTERIM FUND

(For a share outstanding throughout each period)

	6-month period ended
	March 31,		10-month period ended
	2022		September 30,		Year ended November 30,

	(Unaudited)		2021		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 10.20		10.36		10.10	9.76	9.87	9.92	9.99

Income from Investment Operations
Net investment income	0.04		0.09		0.14	0.17	0.14	0.12	0.12
Net gain (loss) on investments (both realized and unrealized)	(0.46)		(0.16)		0.26	0.34	(0.11)	(0.05)	(0.07)

Total from invesment operations	(0.42)		(0.07)		0.40	0.51	0.03	0.07	0.05

Less Distributions
Net investment income	(0.04)		(0.09)		(0.14)	(0.17)	(0.14)	(0.12)	(0.12)
Net realized gain	(0.01)		—		—	—	—	—	—

Total distributions	(0.05)		(0.09)		(0.14)	(0.17)	(0.14)	(0.12)	(0.12)

Net asset value, end of period	$ 9.73		10.20		10.36	10.10	9.76	9.87	9.92

Total Return	(4.16	)%(a)	(0.71	)%(a)	4.02%	5.26%	0.33%	0.71%	0.45%

Ratios/Supplemental Data
Net assets, end of period (millions)	$396.1		447.0		495.2	350.7	337.9	360.4	396.3

Average net asset ratios
Expenses, net of waivers and reimbursements	0.16	%(b)	0.16	%(b)	0.16%	0.17%	0.17%	0.16%	0.16%
Expenses, gross of waivers and reimburements	0.22	%(b)	0.18	%(b)	0.16%	0.17%	0.17%	0.16%	0.16%
Net investment income, net of waivers and reimbursements	0.84	%(b)	1.02	%(b)	1.38%	1.71%	1.45%	1.21%	1.15%

Portfolio turnover rate	22	%(a)	36	%(a)	20%	20%	16%	13%	13%

(a)	Not annualized for periods that are less than a full year.
(b)	Determined on an annualized basis.

34	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

FINANCIAL HIGHLIGHTS (continued)

STATE FARM MUNICIPAL BOND FUND

(For a share outstanding throughout each period)

	6-month period ended
	March 31,		10-month period ended
	2022		September 30,		Year ended November 30,
	(Unaudited)		2021		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 8.89		9.04		8.80	8.44	8.61	8.53	8.80

Income from Investment Operations
Net investment income	0.10		0.18		0.23	0.24	0.25	0.26	0.26
Net gain (loss) on investments (both realized and unrealized)	(0.48)		(0.14)		0.24	0.36	(0.17)	0.08	(0.27)

Total from invesment operations	(0.38)		0.04		0.47	0.60	0.08	0.34	(0.01)

Less Distributions
Net investment income	(0.10)		(0.18)		(0.23)	(0.24)	(0.25)	(0.26)	(0.26)
Net realized gain(a)	(0.01)		(0.01)		—	—	—	—	—

Total distributions	(0.11)		(0.19)		(0.23)	(0.24)	(0.25)	(0.26)	(0.26)

Net asset value, end of period	$ 8.40		8.89		9.04	8.80	8.44	8.61	8.53

Total Return	(4.32	)%(b)	0.37	%(b)	5.40%	7.19%	0.99%	3.99%	(0.16)%

Ratios/Supplemental Data
Net assets, end of period (millions)	$647.4		703.1		741.0	710.9	675.4	698.6	704.1

Average net asset ratios
Expenses, net of waivers and reimbursements	0.16	%(c)	0.17	%(c)	0.16%	0.16%	0.16%	0.15%	0.16%
Expenses, gross of waivers and reimburements	0.18	%(c)	0.18	%(c)	0.16%	0.16%	0.16%	0.15%	0.16%
Net investment income, net of waivers and reimbursements	2.33	%(c)	2.34	%(c)	2.53%	2.74%	2.93%	2.98%	2.95%

Portfolio turnover rate	18	%(b)	11	%(b)	10%	14%	12%	9%	7%

(a)	Net realized gain distributions represent less than $0.01 per share for the years ended November 30, 2020, 2019 and 2018.
(b)	Not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	35

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

Advisers Investment Trust (the “Trust” or “AIT”) is a Delaware statutory trust operating under a Fourth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 10, 2022. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The State Farm Growth Fund, the State Farm Balanced Fund, the State Farm Interim Fund, and the State Farm Municipal Bond Fund (referred to individually as a “Fund” and collectively as the “Funds” or the “State Farm Funds”) are each a diversified fund and are each a series of the Trust. These financial statements and notes only relate to the State Farm Funds.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Prior to August 23, 2021, each State Farm Fund operated as a series of State Farm Associates’ Funds Trust (each a “Predecessor Fund” and together the “Predecessor Funds”). On August 23, 2021 the Predecessor Funds were reorganized into the Trust, pursuant to an Agreement and Plan of Reorganization approved by the State Farm Associates’ Funds’ Board of Trustees on March 11, 2021 and by the Predecessor Funds’ shareholders on June 17, 2021 (each a “Reorganization” and collectively, the “Reorganizations”).

At the time of the Reorganizations, each Predecessor Fund transferred all of its assets to its corresponding State Farm Fund in exchange for shares of the corresponding State Farm Fund and the assumption of all of the liabilities of the Predecessor Fund by the corresponding State Farm Fund. Upon closing of the Reorganizations, holders of a Predecessor Fund’s shares received shares of the corresponding State Farm Fund’s shares. The Reorganizations were tax-free for U.S federal income tax purposes.

Prior to the Reorganization, the State Farm Funds had no net assets or operations in the Trust, and therefore, activity shown in the Statements of Operations, Statements of Changes in Net Assets and Financial Highlights prior to the Reorganization represents the operations and changes in net assets of each Predecessor Fund. The cost basis of the investments transferred from each Predecessor Fund was carried forward to the corresponding Fund for accounting and tax purposes.

As part of the Reorganization, the Board approved a September 30 fiscal year end for each State Farm Fund. Prior to the Reorganization, the Predecessor Funds had a November 30 fiscal year end.

1. Investment Objective

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital, which may be supplemented by income. For information on the specific strategies of the Growth Fund, please refer to the Fund’s Prospectus.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital while providing some current income. For information on the specific strategies of the Balanced Fund, please refer to the Fund’s Prospectus.

The State Farm Interim Fund (the “Interim Fund”) seeks to provide investment results approximating the performance of the Bloomberg Barclays 1-5 Year U.S. Treasury Index. For information on the specific strategies of the Interim Fund, please refer to the Fund’s Prospectus.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high rate of income exempt from federal income taxes as is consistent with prudent investment management. For information on the specific strategies of the Municipal Bond Fund, please refer to the Fund’s Prospectus.

2. Significant Accounting Policies

Investment Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Investment Valuation.

When-Issued Securities

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At March 31, 2022, the Municipal Bond Fund

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2022 (Unaudited)

had commitments of $4,386,525 (representing 0.68% of net assets) for when-issued securities. These commitments are included within the Payable for Securities Purchased line on the Statements of Assets and Liabilities.

Futures Contracts

Certain Funds invest in stock index futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gain (loss) on futures contracts, and any unrealized gains or losses on open futures contracts in Change in net unrealized appreciation (depreciation) on futures contracts.

Further information on the impact of these positions on the Funds’ financial statements can be found in Note 7.

Currency Transactions

The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in Net realized and unrealized gains (losses) from investment activities on the Statements of Operations.

Investment Transactions and Income

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

Expense Allocations

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis, based on relative net assets, or another reasonable basis.

Dividends and Distributions

Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Growth Fund and Balanced Fund declare and pay dividends, and capital gain distributions, if any, at least annually. The Interim Fund and Municipal Bond Fund declare dividends daily and pay them monthly on the last business day of the month. Shares of the Interim Fund and Municipal Bond Fund begin to earn dividends on the day after they are purchased. The Interim Fund and Municipal Bond Fund distribute net realized capital gain, if any, at least annually.

The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”).These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

Federal Income Tax Information

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2022 (Unaudited)

The Funds analyzed all open tax years, as defined by the Statute of Limitations, for all major jurisdictions that remain subject to examination. The Funds’ Federal tax returns for the tax years ended November 30, 2018 through November 30, 2020 and September 30, 2021, as applicable, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Funds will be recorded as interest expense on the Statements of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

3. Investment Valuation

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 - quoted prices in active markets for identical assets
●	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), a Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Funds’ net asset value is calculated.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2022 (Unaudited)

The following is a summary of the valuation inputs used as of March 31, 2022 in valuing each Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1	Level 2	Level 3	Total

State Farm Growth Fund
Investments in Securities:
Common Stocks (a)	$6,902,737,953	$—	$—	$6,902,737,953
U.S. Treasury Obligations	—	5,228,309	—	5,228,309
Short-term Investments	75,926,499	—	—	75,926,499

Total Investments in Securities	6,978,664,452	5,228,309	—	6,983,892,761

Other Financial Instruments
Assets:
Futures Contracts	3,992,121	—	—	3,992,121

State Farm Balanced Fund
Investments in Securities:
Common Stocks (a)	1,716,589,130	—	—	1,716,589,130
Corporate Bonds (a)	—	264,547,260	—	264,547,260
Foreign Government Bonds	—	1,982,878	—	1,982,878
Agency Securities	—	15,263,762	—	15,263,762
U.S. Treasury Obligations	—	373,354,807	—	373,354,807
Short-term Investments	28,279,490	—	—	28,279,490

Total Investments in Securities	1,744,868,620	655,148,707	—	2,400,017,327

State Farm Interim Fund
Investments in Securities:
U.S. Treasury Obligations	—	393,905,391	—	393,905,391
Short-term Investments	174,620	—	—	174,620

Total Investments in Securities	174,620	393,905,391	—	394,080,011

State Farm Municipal Bond Fund
Investments in Securities:
Long-term Municipal Bonds	—	622,344,542	—	622,344,542
Short-term Investments	21,470,629	—	—	21,470,629

Total Investments in Securities	21,470,629	622,344,542	—	643,815,171

  (a) Industry classification is disclosed in the Schedules of Investments.

As of March 31, 2022 there were no Level 3 securities held by the Funds. There were no transfers to or from Level 3 during the 6-month period ended March 31, 2022.

4. Federal Income Tax

As of March 31, 2022, each Fund’s aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

State Farm Growth Fund	$1,994,246,282	$5,038,583,780	$(44,945,180)	$4,993,638,600
State Farm Balanced Fund	1,131,946,329	1,298,310,559	(30,239,561)	1,268,070,998
State Farm Interim Fund	408,801,279	292,389	(15,013,657)	(14,721,268)
State Farm Municipal Bond Fund	643,723,536	9,833,193	(9,741,558)	91,635

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2022 (Unaudited)

As of September 30, 2021, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains realized after September 30, 2021, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. If not applied, the capital losses will carryforward indefinitely as follows:

		Unused Non Expiring Capital Loss Carryforwards

Fund	Loss Carryforwards Utilized in 2021	Short-term	Long-term	Total

State Farm Interim Fund	$391,003	$—	$—	$—

As of September 30, 2021, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total

State Farm Growth Fund	$—	$37,277,625	$864,612,987	$4,382,730,281	$—	$5,284,620,893
State Farm Balanced Fund	—	16,490,642	158,024,614	1,191,596,573	—	1,366,111,829
State Farm Interim Fund	—	—	54,380	4,214,883	—	4,269,263
State Farm Municipal Bond Fund	13	28,676	648,565	36,491,412	—	37,168,666

As of September 30, 2021, reclassifications within the composition of net assets based on their federal tax-basis treatment were as follows:

Fund	Paid-in-Capital	Distributable Earnings

State Farm Growth Fund	$13,049,107	$(13,049,107)
State Farm Balanced Fund	74,315,364	(74,315,364)
State Farm Municipal Bond Fund	(137,802)	137,802

The tax character of distributions was designated as follows for the fiscal periods ended September 30, 2021, November 30, 2020 and November 30, 2019:

2021	Tax-Exempt Income	Ordinary Income	Long-term Capital Gain	Total

State Farm Growth Fund	$ —	$116,584,350	$50,874,602	$167,458,952
State Farm Balanced Fund	—	45,173,359	17,279,367	62,452,726
State Farm Interim Fund	—	4,057,461	—	4,057,461
State Farm Municipal Bond Fund	14,224,490	16,404	671,779	14,912,673

2020	Tax-Exempt Income	Ordinary Income	Long-term Capital Gain	Total

State Farm Growth Fund	$ —	$129,137,348	$52,394,066	$181,531,414
State Farm Balanced Fund	—	49,929,057	6,054,716	55,983,773
State Farm Interim Fund	—	5,811,934	—	5,811,934
State Farm Municipal Bond Fund	18,201,882	56,101	180,545	18,438,528

2019	Tax-Exempt Income	Ordinary Income	Long-term Capital Gain	Total

State Farm Growth Fund	$ —	$128,727,664	$63,216,446	$191,944,110
State Farm Balanced Fund	—	50,441,287	13,866,844	64,308,131
State Farm Interim Fund	—	5,786,711	—	5,786,711
State Farm Municipal Bond Fund	18,893,462	257,110	204,284	19,354,856

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2022 (Unaudited)

5. Fees and Transactions with Affiliates and Other Parties

Investment Adviser

The Trust, on behalf of the Funds, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with State Farm Investment Management Corp. (the “Adviser” or “State Farm”) to provide investment advisory services to the Funds, including oversight of Northern Trust Investments, Inc. (the “Sub-Adviser” or “NTI”). Total fees incurred pursuant to the Advisory Agreement are reflected as “Investment advisory” fees on the Statements of Operations. Under the terms of the Advisory Agreement, the Funds pay the Adviser a monthly fee based on each Fund’s daily net assets at the following annualized rates:

Fund	Management Fee (as percentage of average daily net assets)

State Farm Growth Fund	0.10%
State Farm Balanced Fund	0.11%
State Farm Interim Fund	0.12%
State Farm Municipal Bond Fund	0.11%

The Advisory Agreement will continue for an initial term of two years, and on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of each Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the Advisory Agreement nor interested persons, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of a Fund on not more than 60 days’ written notice to the Adviser. In the event of its assignment, the Advisory Agreement will terminate automatically.

Expense Limitation Agreement

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that total annual operating expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed the rates specified in the table below:

Fund	Expense Limitation

State Farm Growth Fund	0.12%
State Farm Balanced Fund	0.14%
State Farm Interim Fund	0.16%
State Farm Municipal Bond Fund	0.16%

The expense limitation agreement is effective until January 28, 2025 for the Funds at which time it will be subject to automatic renewal upon the effective date of the Funds’ registration statement. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividends and other expenses in connection with the short sale of securities, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the lesser of the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Advisory Agreement.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2022 (Unaudited)

The balances of recoverable expenses to State Farm by Funds at March 31, 2022 were as follows:

	Expiring
Fund	2022	2023	2024	2025
State Farm Growth Fund	$—	$—	$267,169	$1,219,521
State Farm Balanced Fund	—	—	99,813	405,461
State Farm Interim Fund	—	—	41,335	131,543
State Farm Municipal Bond Fund	—	—	28,333	79,808

Investment Sub-Adviser

NTI serves as the Sub-Adviser to the Funds. For its services to the Funds, NTI does not directly receive a fee from the Funds. NTI receives a fee from the Adviser which is computed and accrued daily and paid monthly as follows:

Management Fee
Fund	(as percentage of average daily net assets)
State Farm Growth Fund	0.085%
State Farm Balanced Fund	0.08%
State Farm Interim Fund	0.075%
State Farm Municipal Bond Fund	0.08%

The Sub-Adviser is responsible for the day-to-day investment management of the Funds’ assets, including making investment decisions and placing orders for the purchase and sale of securities for the Funds directly with the issuers or with brokers or dealers selected by the Sub-Adviser in its discretion. The investment advisory services of the Sub-Adviser are not exclusive under the terms of its sub-advisory agreement. The Sub-Adviser is free to render investment advisory services to others. The Sub-Adviser also furnishes to the Adviser and to the Board, which has overall responsibility for the business and affairs of the Trust, periodic reports on its services, and the investment performance of the Funds.

Distribution Agreement

Foreside Financial Services, LLC (the “Distributor”), provides distribution services to the Funds pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor, and its officers, have no role in determining each Fund’s investment policies or which securities to buy or sell. The Adviser, at its own expense, pays the Distributor a fee for distribution-related services.

Custody, Transfer Agency, and Fund Administration and Accounting Services Agreements with the Northern Trust Company

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian, and fund accounting agent for the Funds pursuant to written agreements between the Trust, on behalf of the Funds, and Northern Trust. The Funds have agreed to pay Northern Trust certain annual and transaction-based fees, a tiered basis-point fee based on each Fund’s daily net assets, subject to a minimum annual fee relating to these services, and reimburse for certain expenses incurred on behalf of the Funds as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statements of Operations.

Services Agreement with Foreside Fund Officer Services, LLC

Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control Services for the Funds pursuant to a written agreement with the Trust on behalf of the Funds, including providing certain officers to the Funds. The Funds pay Foreside an annual base fee, a basis-point fee based on each Fund’s daily net assets and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statements of Operations.

Trustee Compensation

Officers of the Trust receive no compensation directly from the Funds for serving in their respective roles. The Trust has no retirement or pension plans. The Trust pays an annual retainer of $125,000 and reimbursement for certain expenses to Trustees who are not interested persons of the Trust (“Independent Trustees”). If there are more than six meetings in a year, additional meeting fees may apply. For the 6-month period ended March 31, 2022, the aggregate Independent Trustee compensation paid by the Trust was $222,750. The amount of total Trustee compensation and reimbursement of out-of pocket expenses allocated from the Trust to the Funds are reflected as “Trustees’ fees and expenses” on the Statements of Operations.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2022 (Unaudited)

6. Investment Transactions

For the 6-month period ended March 31, 2022, investment transactions (exclusive of futures contracts and short-term instruments) were as follows:

Fund	Purchases (excluding U.S. Government Obligations)	Sales/Maturities (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales/Maturities of U.S. Government Obligations
State Farm Growth Fund	$861,242,587	$1,055,488,583	$ —	$ —
State Farm Balanced Fund	176,149,198	272,883,694	82,674,310	56,147,261
State Farm Interim Fund	—	—	90,483,095	120,184,984
State Farm Municipal Bond Fund	119,999,782	140,987,124	—	—

7. Derivative Instruments

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of March 31, 2022:

		Assets		Liabilities
Fund	Contract Type	Statements of Assets Location	Value	Statements of Liabilities Location	Value
State Farm Growth Fund	Equity risk	Net Assets - Net unrealized appreciation	$3,992,121	Net Assets - Net unrealized depreciation	$—

The following tables set forth, by primary risk exposure, the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the 6-month period ended March 31, 2022:

		Amount of Realized Gain (Loss) on Derivative Contracts
Fund	Contract Type	Statements of Operations Location	Value
State Farm Growth Fund	Equity risk	Net realized gain (loss) on futures contracts	$(2,558,532)
State Farm Balanced Fund	Equity risk	Net realized gain (loss) on futures contracts	(399,643)

		Change in Unrealized Appreciation (Depreciation) on Derivative Contracts
Fund	Contract Type	Statements of Operations Location	Value
State Farm Growth Fund	Equity risk	Change in net unrealized appreciation (depreciation) on futures contracts	$5,742,158
State Farm Balanced Fund	Equity risk	Change in net unrealized appreciation (depreciation) on futures contracts	590,638

Volume of derivative activity for the 6-month period ended March 31, 2022:*

	Equity Contracts
Fund	Number of Trades	Average Notional Amount
State Farm Growth Fund	11	$26,159,556
State Farm Balanced Fund	10	7,065,926

*	Activity for the fiscal year is measured by number of trades during the fiscal year and average notional amount for futures equity contracts.

8. Principal Investment Risks

Investing in a Fund may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and statement of additional information for more information on risks associated with investing in the Funds.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2022 (Unaudited)

Management Risk

The assessment by the Funds’ Sub-Adviser of the securities to be purchased or sold by the Funds may prove incorrect, resulting in losses or poor performance, even in a rising market. This may be as a result of the factors used by the Sub-Adviser in building a multifactor quantitative model. Whenever a model is used, there is also a risk that the model will not work as planned. In addition, there may be periods when quality investing is out of favor and during which time the Funds’ performance may suffer.

Market Risk

The risk that the value of the Funds’ investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID-19), epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.

Tracking Risk

The Funds’ Sub-Adviser invests in fixed income securities to try to duplicate the investment composition and performance of the Bloomberg Index. There is a risk that the Funds’ performance may vary substantially from the performance of the Bloomberg Index as a result of share purchases and redemptions, transaction costs, expenses and other factors.

Liquidity Risk

The Sub-Adviser to the Funds may have difficulty selling securities the Funds hold at the time it would like to sell, and at the value the Funds have placed on those securities.

High Yield Risk

High yield securities and unrated securities of similar credit quality (securities rated below investment grade, commonly known as “junk bonds”) are subject to greater levels of credit, call, and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Long-term Ownership Strategy Risk

The Funds’ investment approach generally emphasizes buying and holding securities over long periods. As such, the Funds could continue to hold certain securities through adverse cycles for those securities rather than selling them, which could cause the Funds to underperform compared to a fund that has invested in similar securities but actively shifts its portfolio assets to take advantage of market opportunities and that does not seek reduced portfolio turnover.

Tax Risk

The Funds’ long-term ownership strategy historically has resulted in a low rate of turnover in its portfolio. Therefore, the Funds have accumulated a large amount of unrealized capital gains, and distribution of such gains to shareholders may be larger than the capital gain distributions made by other similar mutual funds. As a result, unless you are purchasing shares of the Funds through a tax-advantaged account (such as an IRA), buying shares at a time when the Funds have unrealized gains might eventually cost you money in taxes.

Large Cap Risk

The risk that returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Mid Cap Stock Risk

The risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies, and may lack sufficient market liquidity. Generally, the smaller the company size, the greater the risk.

Interest Rate Risk

The risk that during periods of rising interest rates, the Funds’ yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Funds’ yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2022 (Unaudited)

Prepayment (or Call) Risk

The risk that an issuer could exercise its right to pay principal on an obligation held by the Funds (such as an asset-backed security) earlier than expected. The exercise of such right may result in a decreased rate of return and a decline in value of those obligations and, accordingly, a decline in the Fund’s NAV.

U.S. Government Securities Risk

The risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Funds are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States.

Municipal Securities Risks

The municipal market can be significantly affected by adverse tax, legislative, political or public health changes and the financial condition of issuers of municipal securities. In recent years an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. The Funds may be more sensitive to adverse economic, business, political or public health developments if it invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in municipal securities. For example, the novel coronavirus (COVID-19) has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations and could adversely impact the value of its bonds, which in turn could negatively impact the performance of the Funds. The secondary market for municipal obligations also tends to be less well developed and less liquid than many other securities markets, which may limit the Funds’ ability to sell its municipal obligations at attractive prices.

Credit (or Default) Risk

The risk that the inability or unwillingness of an issuer or a counterparty to meet its principal or interest payments or other financial obligations will adversely affect the value of the Funds’ investments and their returns. The credit quality of a debt security or of the issuer of a debt security held by the Funds could deteriorate rapidly, which may impair the Funds’ liquidity or cause a deterioration in the Funds’ NAV.

Debt Extension Risk

The risk that an issuer will exercise its right to pay principal on an obligation held by the Funds later than expected. Under these circumstances, the value of the obligation will decrease.

Inflation Risk

The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

Income Risk

The risk that the income from the bonds the Funds holds will decline. This risk applies when the Funds invest the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Valuation Risk

The risk that the sale price the Funds could receive for a portfolio security may differ from the Funds’ valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Fair valuation of the Funds’ investments involves subjective judgment. The Funds’ ability to value their investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. In addition, the value of the securities in the Funds’ portfolios may change on days when shareholders will not be able to purchase or sell the Funds’ shares.

Stock Index Futures Risk

The risk arising from the Funds’ use of futures and includes: the risk that there will be imperfect correlation between the change in market value of the Funds’ securities and the price of futures contracts; the possible inability of the Funds to close a futures contract when desired; losses due to

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2022 (Unaudited)

unanticipated market movements, which potentially are unlimited; and the possible inability of the Funds’ investment sub-adviser to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

PORTFOLIO SUMMARY

March 31, 2022 (Unaudited)

State Farm Growth Fund

Fund Composition*

*	Illustrated by Industry and based on total net assets as of March 31, 2022. Please refer to the Schedule of Investments in this report for details concerning Fund holdings.

**	Represents 9 other industries, each of which represents less than 5% of total net assets.

State Farm Balanced Fund

Fund Composition*

*	Illustrated by Type of Security and based on total net assets as of March 31, 2022. Please refer to the Schedule of Investments in this report for details concerning Fund holdings.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

PORTFOLIO SUMMARY (continued)

March 31, 2022 (Unaudited)

State Farm Interim Fund

Fund Composition*

*	Illustrated by Maturity and based on total investments as of March 31, 2022. Please refer to the Schedule of Investments in this report for details concerning Fund holdings.

**	Includes a 0.04% allocation to the Northern Institutional Treasury Portfolio Fund (Premier Class).

State Farm Municipal Bond Fund

Fund Composition*

*	Illustrated by Maturity and based on total investments as of March 31, 2022. Please refer to the Schedule of Investments in this report for details concerning Fund holdings.

**	Includes a 3.33% allocation to the Northern Institutional Treasury Portfolio Fund (Premier Class).

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

EXPENSE EXAMPLES

March 31, 2022 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2021 and held for the entire period through March 31, 2022.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on a Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Annualized Expense
			Ratio Based	Expenses Paid
	Beginning	Ending	on the Period	During Period
	Account Value	Account Value	October 1, 2021 to	October 1, 2021 to
	October 1, 2021	March 31, 2022	March 31, 2022	March 31, 2022*
State Farm Growth Fund

Actual	$1,000.00	$1,097.10	0.12%	$0.63

Hypothetical (5% return before expenses)	$1,000.00	$1,024.33	0.12%	$0.61
State Farm Balanced Fund

Actual	$1,000.00	$1,055.10	0.14%	$0.72

Hypothetical (5% return before expenses)	$1,000.00	$1,024.23	0.14%	$0.71
State Farm Interim Fund

Actual	$1,000.00	$ 958.40	0.16%	$0.78

Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	0.16%	$0.81
State Farm Municipal Bond Fund

Actual	$1,000.00	$ 956.80	0.16%	$0.78

Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	0.16%	$0.81

*

Expenses are calculated using the applicable Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

LIQUIDITY RISK MANAGEMENT PROGRAM

March 31, 2022 (Unaudited)

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the 1940 Act. This Rule requires every registered open-end management company to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, and the establishment of a 15% limitation on illiquid investments. Additionally, the SEC adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the SEC when certain liquidity-related events occur.

The Trust’s Board approved the appointment of the Adviser’s Committee as the administrator of the LRMP for the Funds on June 10, 2021. The Trust’s Board approved the Funds’ LRMP at its regular board meeting on March 11, 2021. At the Board’s regular meeting on March 10, 2022, the Trust’s Chief Compliance Officer and the Adviser each provided a report to the Board on the operation and effectiveness of the LRMP. The Adviser manages liquidity risks associated with the Funds’ investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, the Adviser has contracted with a third party provider of liquidity monitoring services. The Adviser supplies portfolio-level data and certain assumptions to this provider, which the provider uses to determine preliminary classifications. Once these preliminary classifications are received by the Adviser, the Adviser’s personnel review the information.

The LRMP effectively managed the Funds’ liquidity risks for the period ended December 31, 2021. During this period, each Fund held no less than 50% of its total net assets in highly liquid investments. Because the Funds consisted primarily of highly liquid investments, no highly liquid investment minimum was required to be established for the Funds, and the Funds were well under their illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

STATE FARM FUNDS

(Series of the Advisers Investment Trust)

NOTICE OF PRIVACY POLICY & PRACTICES

SAFEGUARDING PRIVACY

The Funds recognizes and respects the privacy concerns and expectations of our customers1. We are committed to maintaining the privacy and security of the personal confidential information we collect about you. We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

INFORMATION WE COLLECT AND SOURCES OF INFORMATION

We collect nonpublic personal information about our customers from the following sources:

●	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

●	Account History, including information about the transactions and balances in a customer’s account(s); and

●	Correspondences including written, telephonic or electronic between a customer and the Funds or service providers to the Funds.

INFORMATION WE SHARE WITH SERVICE PROVIDERS

The Funds may disclose all non-public personal information we collect, as described above, to companies that perform services on our behalf, including those that assist us in responding to inquiries, processing transactions, preparing and mailing account statements and other forms of shareholder services, provided they use the information solely for these purposes and they enter into a confidentiality agreement regarding the information. The Funds also may disclose non-public personal information as otherwise permitted by law.

SAFEGUARDING CUSTOMER INFORMATION

We will safeguard, according to federal standards of security and confidentiality, any non-public personal information our customers share with us.

We require service providers to the Funds:

●	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Funds; and

●	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Funds.

1 For purposes of this notice, the term “customer” or “customers” include individuals who provide nonpublic personal information to the Funds, but do not invest in Fund shares.

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Investment Adviser

State Farm Investment Management Corp.

One State Farm Plaza, B-2

Bloomington, IL 61710

Investment Sub-Adviser

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, IL 60603

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

Independent Registered Public

Accounting Firm

PricewaterhouseCoopersLLP

One North Wacker

Chicago, IL 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215-6101

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

For Additional Information, call

866-342-2418 (toll free) or 312-557-7940

SF 3/22

RIVER CANYON TOTAL RETURN

BOND FUND

SEMI-ANNUAL REPORT

March 31, 2022

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

March 31, 2022 (Unaudited)

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SHAREHOLDER LETTER

March 31, 2022 (Unaudited)

Dear Shareholder:

We are pleased to present to shareholders the March 31, 2022 Semi-Annual Report for the River Canyon Total Return Bond Fund (the “Fund”), a series of the Advisers Investment Trust. This report contains the results of Fund operations for the six months ended March 31, 2022.

We appreciate the trust and confidence you have placed in us by choosing the Fund and its Investment Adviser, River Canyon Fund Management LLC, and we look forward to continuing to serve your investing needs.

Sincerely,

Barbara J. Nelligan

President

Advisers Investment Trust

1

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	10.0%
Project Silver Series 2019-1 (a) 3.97%, 07/15/44		$3,656,707	$3,256,936
Horizon Aircraft Finance I Ltd. Series 2018-1 (a) 4.46%, 12/15/38		4,654,642	4,283,299
Conseco Finance Corp. Series 1998-8 (b) 6.98%, 09/01/30		3,283,325	3,181,549
Business Jet Securities LLC Series 2021-1A (a) 2.92%, 04/15/36		2,243,359	2,087,265
Business Jet Securities LLC Series 2021-1A (a) 5.07%, 04/15/36		2,378,700	2,239,920
Oasis Securitization Funding LLC Series 2021-1A (a) 2.58%, 02/15/33		957,877	955,272
Barings CLO Ltd. Series 2019-2A (Floating, ICE LIBOR USD 3M + 3.40%, 3.40% Floor) (a)(c) 3.64%, 04/15/36		2,000,000	1,985,505
MAPS Ltd. Series 2019-1A (a) 4.46%, 03/15/44		1,448,698	1,351,114
Madison Park Funding XLV Ltd. Series 2020-45A (Floating, ICE LIBOR USD 3M + 3.15%, 3.15% Floor) (a)(c) 3.39%, 07/15/34		1,500,000	1,488,643
Sound Point CLO XXX Ltd. Series 2021-2A (Floating, ICE LIBOR USD 3M + 3.35%, 3.35% Floor) (a)(c) 3.61%, 07/25/34		4,000,000	3,999,935
Skyline Aircraft Series 2006-S3 (d) 6.17%, 08/17/33		5,051,749	4,744,378
Sound Point CLO XXXI Ltd. Series 2021-3A (Floating, ICE LIBOR USD 3M + 3.25%, 3.25% Floor) (a)(c) 3.38%, 10/25/34		2,750,000	2,729,524
Clsec Holdings 22t LLC Series 2021-1 6.17%, 05/11/37		14,814,626	13,123,880
ICG U.S. CLO Ltd. Series 2020-1A (Floating, ICE LIBOR USD 3M + 3.60%, 3.60% Floor) (a)(c) 3.72%, 01/20/35		3,000,000	2,983,136
KKR CLO Ltd. Series 37A (Floating, ICE LIBOR USD 3M + 3.35%, 3.35% Floor) (a)(c) 3.60%, 01/20/35		5,000,000	4,999,484
NRZ Excess Spread-Collateralized Notes Series 2021-GTN1 (a) 3.47%, 11/25/26		13,567,477	12,989,489
Oasis Securitization Funding LLC Series 2021-2A (a) 2.14%, 10/15/33		10,849,686	10,733,841
Sound Point CLO XXVII Ltd. Series 2020-2A (Floating, ICE LIBOR USD 3M + 3.35%, 3.35% Floor) (a)(c) 3.61%, 10/25/34		5,000,000	4,999,919

TOTAL ASSET-BACKED SECURITIES (Cost $85,453,313)			82,133,089

See Notes to Financial Statements.

2

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
BANK DEBTS	0.4%
Mallinckrodt International Finance S.A. 3.00%, 02/28/22		$3,000,000	$2,984,070

TOTAL BANK DEBTS (Cost $2,962,500)			2,984,070

MORTGAGE-BACKED SECURITIES	25.7%
PRIVATE	16.8%
Home Equity	4.3%
Countrywide Asset-Backed Certificates Series 2006-S3 (Step to 6.61% on 5/25/22) (e)(f) 6.04%, 06/25/21		26	621,810
CWHEQ Home Equity Loan Trust Series 2006-S2 5.84%, 07/25/27		272,073	195,893
CWHEQ Home Equity Loan Trust Series 2006-S5 (f) 5.75%, 06/25/35		49	1,843,370
Home Equity Mortgage Trust Series 2006-1 (Floating, ICE LIBOR USD 1M + 0.60%, 0.40% Floor) (c) 0.66%, 05/25/36		2,731,000	2,377,677
Home Equity Mortgage Trust Series 2006-1 (Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor) (c) 0.96%, 05/25/36		2,695,000	2,471,244
Home Equity Mortgage Trust Series 2006-1 (Step to 5.76% on 4/25/22) (e) 5.80%, 05/25/36		493,211	471,570
Home Equity Mortgage Trust Series 2006-3 (Floating, ICE LIBOR USD 1M + 0.46%, 0.46% Floor) (c) 0.92%, 09/25/36		2,708,000	5,553
Home Equity Mortgage Trust Series 2006-3 (Step to 5.97% on 1/25/34) (e) 5.97%, 09/25/36		2,984,471	2,749,825
Home Equity Mortgage Trust Series 2006-3 (Step to 6.08% on 7/25/33) (e) 6.09%, 09/25/36		4,976,000	1,906,150
Home Equity Mortgage Trust Series 2006-4 (Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor) (c) 0.96%, 11/25/36		1,354,000	1,745
Home Equity Mortgage Trust Series 2006-4 (Floating, ICE LIBOR USD 1M + 0.61%, 0.61% Floor) (c) 3.99%, 11/25/36		4,391,000	128
Home Equity Mortgage Trust Series 2006-4 (g) 6.17%, 11/25/36		5,258,267	5,033,457
Home Equity Mortgage Trust Series 2006-4 (g) 6.23%, 11/25/36		3,943,796	1,942,467
Home Equity Mortgage Trust Series 2006-5 (Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor) (c) 0.86%, 01/25/37		325,277	46,874
Home Equity Mortgage Trust Series 2006-5 (Step to 2.66% on 2/25/37) (e) 6.00%, 01/25/37		8,361,006	7,740,504

See Notes to Financial Statements.

3

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Indymac Residential Mortgage-Backed Trust Series 2005-L3 (Floating, ICE LIBOR USD 1M + 0.44%, 0.44% Floor) (c) 0.90%, 12/25/38		$1,196,606	$879,505
JP Morgan Resecuritization Trust Series 2009-7 (a)(b) 7.00%, 09/27/37		9,593,084	5,326,995
Residential Asset Securitization Trust Series 2006-A6 (Floating, 5.90% - ICE LIBOR USD 1M, 5.90% Cap) (c)(h) 5.44%, 07/25/36		11,912,498	2,163,462

Total Home Equity (Cost $34,184,100)			35,778,229

Commercial Mortgage-Backed Securities	12.5%
CSMC Series 2021-BRIT (Floating, ICE LIBOR USD 1M + 3.46%, 3.71% Floor) (a)(c) 3.86%, 05/15/23		56,521,000	54,290,732
CSMC Series 2022-CNTR (i) 0.00%, 01/15/24		50,000,000	48,567,910

Total Commercial Mortgage-Backed Securities (Cost $105,780,205)			102,858,642

U.S. GOVERNMENT AGENCIES	8.9%
FREMF Mortgage Trust Series 2019-KF59 (Floating, ICE LIBOR USD 1M + 6.00%, 6.00% Floor) (a)(c) 6.24%, 02/25/29		36,814,897	37,326,119
Government National Mortgage Association Series 2021-205 (c)(h) 3.15%, 11/20/51		196,137,095	12,387,078
Government National Mortgage Association Series 2021-70 (b)(h) 0.68%, 04/16/63		318,055,640	23,196,688

TOTAL U.S. GOVERNMENT AGENCIES (Cost $74,923,707)			72,909,885

TOTAL MORTGAGE-BACKED SECURITIES (Cost $214,888,012)			211,546,756

U.S. TREASURY OBLIGATIONS	33.4%
U.S. Treasury Bill (j) 0.13%, 04/26/22		275,000,000	274,974,934

TOTAL U.S. TREASURY OBLIGATIONS (Cost $274,973,073)			274,974,934

MUNICIPAL BONDS	4.1%
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond (k) 7.50%, 08/20/40		35,477,576	33,260,227

TOTAL MUNICIPAL BONDS (Cost $31,980,626)			33,260,227

See Notes to Financial Statements.

4

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	14.6%
Northern Institutional Treasury Portfolio (Premier Class), 0.12%(l)		120,198,503	$120,198,503

TOTAL SHORT-TERM INVESTMENTS (Cost $120,198,503)			120,198,503

TOTAL INVESTMENTS (Cost $730,456,027)	88.2%		725,097,579

NET OTHER ASSETS (LIABILITIES)	11.8%		97,281,543

NET ASSETS	100.0%		$822,379,122

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)Floating rate security. The rate presented is the rate in effect at March 31, 2022, and the related index and spread are shown parenthetically for each security.

(d)Security valued pursuant to Level 3 unobservable inputs.

(e)Step coupon bond. Rate as of March 31, 2022 is disclosed.

(f)FGIC insured bond in which the current value primarily relates to pending insurance payments.

(g)The interest rate on this certificate may increase 0.50% per annum after the first possible optional termination date.

(h)Interest only security

(i)Zero coupon bond.

(j)Discount rate at the time of purchase.

(k)Security is a payment in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.

(l)7-day current yield as of March 31, 2022 is disclosed.

Abbreviations:

CLO – Collateralized Loan Obligation

See Notes to Financial Statements.

5

ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

March 31, 2022 (Unaudited)

River Canyon Total Return Bond Fund
Assets:
Investments, at value (Cost: $730,456,027)	$ 725,097,579
Receivable for interest	2,353,493
Receivable for dividends	7,492
Receivable for investments sold	144,587,279
Receivable for capital shares sold	1,138,819
Prepaid expenses	54,097

Total Assets	873,238,759

Liabilities:
Securities purchased payable	2,962,500
Capital shares redeemed payable	46,308,910
Investment advisory fees payable	523,262
Accounting and Administration fees payable	881,763
Accrued expenses and other payables	183,202

Total Liabilities	50,859,637

Net Assets	$ 822,379,122

Institutional Shares:
Net assets	$ 822,379,122
Shares of common stock outstanding	77,063,134

Net asset value per share	$ 10.67

Net Assets:
Paid in capital	$ 861,872,310
Distributable earnings (loss)	(39,493,188)

Net Assets	$ 822,379,122

See Notes to Financial Statements.

6

ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended March 31, 2022 (Unaudited)

River Canyon Total Return Bond Fund

Investment Income:
Dividend income	$171,263
Interest income	24,670,713

Total investment income	24,841,976

Operating expenses:
Investment advisory	3,464,065
Accounting and Administration	437,358
Regulatory and Compliance	209,745
Trustees	34,390
Legal	21,796
Interest expense	9,806
Other	104,495

Total expenses before reductions	4,281,655
Expenses reduced by Adviser	(807,780)

Net expenses	3,473,875

Net investment income	21,368,101

Realized and Unrealized Losses from Investment Activities:
Net realized losses from investment transactions	(30,987,680)
Change in unrealized appreciation (depreciation) on investments	(17,343,199)

Net realized and unrealized losses from investment activities	(48,330,879)

Change in Net Assets Resulting from Operations	$(26,962,778)

See Notes to Financial Statements.

7

ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2022 (Unaudited) and the year ended September 30, 2021

	River Canyon
	Total Return Bond Fund
	2022	2021

Increase (decrease) in net assets:
Operations:
Net investment income	$21,368,101	$14,687,938
Net realized gains (losses) from investment transactions	(30,987,680)	(3,492,012)
Change in unrealized appreciation (depreciation) on investments	(17,343,199)	14,237,200

Change in net assets resulting from operations	(26,962,778)	25,433,126

Dividends paid to shareholders:
From distributable earnings	(19,992,805)	(19,000,650)

Total dividends paid to shareholders	(19,992,805)	(19,000,650)

Capital Transactions:
Proceeds from sale of shares	616,589,210	789,780,365
Value of shares issued to shareholders in reinvestment of dividends	17,970,381	15,939,141
Value of shares redeemed	(633,878,724)	(109,800,387)

Change in net assets from capital transactions	680,867	695,919,119

Change in net assets	(46,274,716)	702,351,595
Net assets:
Beginning of year	868,653,838	166,302,243

End of year	$822,379,122	$868,653,838

Share Transactions:
Sold	55,877,025	71,245,080
Reinvested	1,640,669	1,444,402
Redeemed	(58,463,136)	(9,908,796)

Change	(945,442)	62,780,686

See Notes to Financial Statements.

8

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	River Canyon
	Total Return Bond Fund
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	March 31,		September 30,		September 30,	September 30,	September 30,	September 30,
	2022		2021		2020	2019	2018	2017
	(Unaudited)

Net asset value, beginning of period	$11.14		$10.92		$11.17	$10.41	$10.35	$10.23

Income (loss) from operations:
Net investment income	0.02		0.40		0.33	0.24	0.46	0.38
Net realized and unrealized gains (losses) from investments	(0.69)		0.46		0.02	0.79	0.05	0.25

Total from investment operations	(0.67)		0.86		0.35	1.03	0.51	0.63

Less distributions paid:
From net investment income	0.20		(0.40)		(0.35)	(0.27)	(0.45)	(0.39)
From net realized gains on investments	—		(0.24)		(0.25)	—	—	(0.12)

Total distributions paid	0.20		(0.64)		(0.60)	(0.27)	(0.45)	(0.51)

Change in net asset value	(0.47)		0.22		(0.25)	0.76	0.06	0.12

Net asset value, end of period	$10.67		$11.14		$10.92	$11.17	$10.41	$10.35

Total return(a)	(2.44%)		8.10%		3.20%	10.16%	5.00%	6.41%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$822,379		$868,654		$166,302	$115,186	$26,278	$28,635
Ratio of net expenses to average net assets(b)	0.65	%(c)	0.66	%(c)	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets(b)	4.01%		3.51%		3.02%	2.60%	4.39%	3.81%
Ratio of gross expenses to average net assets(b), (d)	0.80%		0.88%		1.06%	1.48%	2.43%	1.98%
Portfolio turnover rate(a)	55.34%		55.64%		44.82%	30.46%	46.78%	47.85%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)

Expenses include interest expense on reverse repurchase agreements of less than 0.005% and 0.01% for six months ended March 31, 2022 and for the year ended September 30, 2021, respectively, which is excluded from the Fund’s contractual expense limit.

(d)	During the years shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements.

9

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Fourth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 10, 2022. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The River Canyon Total Return Bond Fund (the “Fund”) is a series of the Trust, and the Fund’s Institutional Shares class commenced operations on December 30, 2014. Prior to April 6, 2015 shares of the Fund were not registered under the Securities Act of 1933, as amended (the “1933 Act”). During that time, investments in the Fund were made only by individuals or entities that were “accredited investors” within the meaning of Regulation D under the 1933 Act, and shares were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Effective April 6, 2015, the Fund became publicly available for investment.

The investment objective of the Fund is to seek to maximize total return. The Fund has been managed as a diversified fund pursuant to Section 5(b) of the Investment Company Act of 1940, as amended, (the “1940 Act”) since July 2018. Effective April 26, 2021, the Fund determined to continue to be managed as a diversified fund.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A.	Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 —quoted prices in active markets for identical assets

• Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated.

Debt and other fixed income securities are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

10

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2022 in valuing the Fund’s investments based upon the three fair value levels defined above:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Investments in Securities:
Asset-Backed Securities	$—	$77,388,711	$4,744,378	$82,133,089
Bank Debts	—	2,984,070	—	2,984,070
Mortgage-Backed Securities	—	211,546,756	—	211,546,756
U.S. Treasury Obligations	—	274,974,934	—	274,974,934
Municipal Bonds	—	33,260,227	—	33,260,227
Short-Term Investments	120,198,503	—	—	120,198,503

Total Assets – Investment in Securities	$120,198,503	$600,154,698	$4,744,378	$725,097,579

Total Investments	$120,198,503	$600,154,698	$4,744,378	$725,097,579

The Level 3 securities noted above were held during the period ended March 31, 2022. The value of these securities compared to the total Fund net assets is not material and, therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.

FORWARD COMMITMENTS

The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transaction”) consistent with the Fund’s ability to manage its investment portfolio. No interest will be earned by the Fund on such purchases until the securities are delivered, however the market value may change prior to delivery. When the Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment.

The Fund may enter into TBA sale commitments to help manage portfolio duration, hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

11

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered.

REVERSE REPURCHASE AGREEMENTS

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers securities in exchange for cash to a counterparty, with a simultaneous agreement to repurchase the same or substantially same securities at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the securities delivered to the counterparty during the term of the agreement. Cash received in exchange for the securities delivered will accrue interest to be paid by the Fund to the counterparty and is recorded as a component of interest expense on the Statement of Operations. The Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to its purchase obligations under the agreements. As of March 31, 2022, there were no reverse repurchase agreements held by the Fund.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on a monthly basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2022, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s tax return for the tax years ended September 30, 2021, 2020, 2019 and 2018 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

12

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

B.	Fees and Transactions with Affiliates and Other Parties

River Canyon Fund Management LLC (the “Adviser” or “River Canyon”) serves as the investment adviser to the Fund. Under the terms of the Trust’s Investment Advisory Agreement (the “Agreement”) with the Adviser, the Fund paid the Adviser a fee computed and accrued daily and paid monthly at the annual rate of 0.65% of average daily net assets. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations.

Foreside Financial Services, LLC (the “Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $25,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund has agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $150,000 relating to these services, as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual asset-based fee, a basis-point fee based on the Fund’s daily net assets, subject to an overall annual minimum fee of $125,000 for these services, and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

The officers of the Trust are affiliated with Foreside, Northern Trust, or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. The Trust paid each Trustee who is not an “interested person,” as that term is defined in the 1940 Act (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) compensation for their services based on an annual retainer of $125,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2022, the aggregate Trustee compensation paid by the Trust was $222,750. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” expenses on the Statement of Operations.

The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.65% of the average daily net assets of the Fund until January 28, 2023. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with

13

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

investments in underlying investment companies and extraordinary expenses) to exceed the applicable expense limitation in effect at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.

For the six months ended March 31, 2022, the Fund incurred advisory fees payable to River Canyon, expense waivers/reimbursements from River Canyon, and paid expense recoupments to River Canyon as follows:

Fund	Advisory Fee to River Canyon	Expenses Reduced by River Canyon	Advisory Fees Recouped by River Canyon

River Canyon Total Return Bond Fund	$3,464,065	$807,780	$—

The balances of recoverable expenses to River Canyon by the Fund at March 31, 2022 were as follows:

For the:	Expiring	River Canyon

Year Ended September 30, 2019	September 30, 2022	$451,131
Year Ended September 30, 2020	September 30, 2023	569,246
Year Ended September 30, 2021	September 30, 2024	932,666
Six months ended March 31, 2022	September 30, 2025	807,780

Balances of Recoverable Expenses to the Adviser		$2,760,823

C.	Investment Transactions

For the six months ended March 31, 2022, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Fund	Cost of Purchases	Proceeds from sales

River Canyon Total Return Bond Fund	$485,309,066	$906,903,726

D.	Federal Income Tax

As of March 31, 2022, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

River Canyon Total Return Bond Fund	$732,244,907	$3,062,916	$(10,210,244)	$(7,147,328)

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2021 and September 30, 2020 for the Fund was as follows:

River Canyon Total Return Bond Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid

2021	$16,999,791	$2,000,859	$19,000,650	$—	$19,000,650
2020	4,996,188	2,521,248	7,517,436	—	7,517,436

14

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

As of the tax year ended September 30, 2021, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings

River Canyon Total Return Bond Fund	$252,639	$ —	$252,639	$ —	$(3,503,184)	$10,712,940	$7,462,395

As of the tax year ended September 30, 2021, capital losses incurred by the Fund are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 and are as follows:

Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward

River Canyon Total Return Bond Fund	$3,503,184	$—

E.	Concentration of Ownership

A significant portion of the Fund’s shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

F.	Other Risks

The global outbreak of COVID-19 has disrupted economies and markets, and the prolonged duration and economic impact is uncertain. These events can have a significant impact on the Fund’s operations and performance.

Instruments in which the Fund invest may pay interest at floating rates based on the London Interbank Offered Rate (“LIBOR”) or may be subject to interest caps or floors based on LIBOR. In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. The phase out of the three-, six- and twelve-month U.S. dollar LIBOR settings has been delayed until mid-2023, but all other LIBOR settings, including the one-week and two-month U.S. dollar LIBOR settings were phased out on December 31, 2021. The Fund may have investments linked to other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), which may also cease to be published. Various financial industry groups have begun planning for the transition away from LIBOR, but there are challenges to converting certain securities and transactions to a new reference rate (e.g., the Secured Overnight Financing Rate (“SOFR”), which is intended to replace the U.S. dollar LIBOR). Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Abandonment of LIBOR and the transition of a new reference rate could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR and lead to significant short-term and long-term uncertainty, market instability and illiquidity in markets for instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Funds’ performance or NAV.

15

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

ADDITIONAL INFORMATION

March 31, 2022 (Unaudited)

A.	Security Allocation as of March 31, 2022

Market Exposure

Securities	% of Net Assets

U.S. Treasury Obligations	33.4
Mortgage-Backed Securities	25.7
Asset-Backed Securities	10.0
Municipal Bonds	4.1
Bank Debts	0.4

Total	73.6%

5 Largest Security Positions

Issuer	% of Net Assets

U.S. Treasury Bill 0.13%, 4/26/22	33.4%
CSMC Series 2021-BRIT 3.86%, 5/15/23	6.6
CSMC Series 2022-CNTR 0.00%, 1/15/24	5.9
FREMF Mortgage Trust Series 2019-KF59 6.24%, 2/25/29	4.5
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond 7.50%, 8/20/40	4.1

Total	54.5%

B.	Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2021 and held for the entire period through March 31, 2022.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Expense Ratio	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid 10/1/21-3/31/22*

Actual	0.65%	$1,000.00	$975.60	$3.20
Hypothetical	0.65%	$1,000.00	$1,021.69	$3.28

*

Expenses are calculated using the annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

16

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

ADDITIONAL INFORMATION

March 31, 2022 (Unaudited)

C.	Board Approval of Investment Advisory Agreement

Section 15 of the 1940 Act requires that the Agreement between the Trust and the Adviser with respect to the Fund be approved by a majority of the Board including a majority of the Independent Trustees. It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to the Fund and its shareholders. The Board considered and approved the Agreement for the Fund at a meeting held on December 16, 2021.

The Board requested, and the Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the investment performance of the Fund and the Adviser (iii) the costs of the services to be provided and the profits to be realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of the Fund’s shareholders.

The Board examined the nature, extent, and quality of the advisory services provided by the Adviser. The Board considered the terms of the Agreement, information and reports provided by the Adviser regarding its business, personnel and operations, and advisory services provided to the Fund. The Board reviewed the Adviser’s investment philosophy and portfolio construction processes, the Adviser’s compliance program, pending material litigation (if any), insurance coverage, business continuity program, and information security practices. The Board noted that, as set forth in the reports provided by the Adviser, there had been no material compliance issues or concerns raised or encountered since the last renewal of the Agreement and that there had been no material compliance issues in the past 36 months with respect to the Fund or any other fund managed by the Adviser. The Board then considered key risks associated with the Fund and ways in which those risks were mitigated. Taking into account the personnel involved in servicing the Fund, as well as the materials provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services received from the Adviser.

The Board reviewed the investment performance for the Fund and examined the selected peer group and benchmark for the Fund. The Board reviewed the Fund’s performance compared to its peer group for one-year, three-year, and since-inception periods through September 30, 2021. The Board also reviewed the performance of other funds and accounts advised or sub-advised by the Adviser with similar investment mandates for one-year, three-year, and since inception periods through September 30, 2021. After considering the information presented to it, the Board expressed satisfaction with the performance of the Fund and the Adviser.

The Board reviewed the cost of services provided and the profits realized by the Adviser, including assertions related to compensation and profitability. The Board discussed the advisory fee paid by the Fund and the total operating expenses of the Fund. The Board noted that the Adviser received a management fee of 0.65% of average daily net assets of the Fund. The Board reviewed the investment advisory fees paid by the Fund in comparison to the investment advisory fees paid by the funds within the appropriate peer group, noting that the fees paid by the Fund were competitive with the fees paid by its peers. The Board then considered the expense cap in place for the Fund, noting that the Adviser had contractually agreed to waive fees and or reimburse expenses to limit total annual fund operating expenses to 0.65% of average daily net assets. After considering the comparative data provided by the Adviser, the Board concluded that the advisory fees and expense ratios were reasonable.

The Board examined the profitability of the Adviser’s relationship with the Fund and considered the information provided by the Adviser. Among other things, the Board considered the overall financial condition and profitability of the Adviser and representations made thereto and overall importance of the Fund’s relationship to the Adviser’s business strategy. The Board concluded that, based on both the written and oral reports provided by the Adviser, the profit margin was reasonable.

In considering the economies of scale for the Fund, the Board considered the marketing and distribution plans for the Fund, the Fund’s capacity, and the Fund’s breakeven point. The Board noted that, other than the investment advisory fee, the Adviser derived no other fees or monetary benefits from the Fund.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to various factors considered.

17

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

ADDITIONAL INFORMATION

March 31, 2022 (Unaudited)

D.	Board Review of Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the 1940 Act. This Rule requires every registered open-end management company to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, and the establishment of a 15% limitation on illiquid investments. Additionally, the SEC adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the SEC when certain liquidity-related events occur.

The Trust’s Board approved the appointment of the Adviser’s Committee as the administrator of the LRMP for the Fund on March 6, 2019. The Trust’s Board approved the Fund’s LRMP at its regular board meeting on September 11, 2019. At the Board’s regular meeting on March 9, 2022, the Trust’s Chief Compliance Officer and the Adviser each provided a report to the Board on the operation and effectiveness of the LRMP. The Adviser manages liquidity risks associated with the Fund’s investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, the Adviser has contracted with a third party provider of liquidity monitoring services. The Adviser supplies portfolio-level data and certain assumptions to this provider, which the provider uses to determine preliminary classifications. Once these preliminary classifications are received by the Adviser, the Adviser’s personnel review the information.

The LRMP effectively managed the Fund’s liquidity risks for the year ended December 31, 2021. During this period, the Fund held no less than 50% of its total net assets in highly liquid investments. Because the Fund consisted primarily of highly liquid investments, no highly liquid investment minimum was required to be established for the Fund, and the Fund was well under its illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

E.	Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 800-245-0371 (toll free) or 312-557-0164. Information about how the Fund voted proxies relating to portfolio securities for each 12 month period ending June 30 is available without charge, upon request, by calling the Trust at 800-245-0371 (toll free) or 312-557-0164 and on the SEC website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available to shareholders upon written request or by calling the Fund at 800-245-0371 (toll free).

18

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Investment Adviser

River Canyon Fund Management LLC

2728 North Harwood Street, 2nd Floor

Dallas, Texas 75201

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

Deloitte & Touche LLP

111 S. Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call

800-245-0371 (toll free) or 312-557-0164

RC 03/22

NTAM TREASURY ASSETS FUND

SEMI-ANNUAL REPORT

MARCH 31, 2022

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

March 31, 2022 (Unaudited)

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage	Principal
	of Net	Amount	Value
	Assets	(000s)	(000s)
U.S. TREASURY OBLIGATIONS	40.1%
U.S. Treasury Bills	3.4%
0.07%, 5/26/22(a)		$ 35,000	$34,996
0.08%, 5/26/22(a)		35,000	34,996
0.09%, 6/2/22(a)		35,000	34,995
0.16%, 6/23/22(a)		50,000	49,982
0.21%, 6/30/22(a)		25,000	24,987
0.27%, 7/14/22(a)		30,000	29,976
1.04%, 9/29/22(a)		15,000	14,921
0.39%, 12/29/22(a)		25,000	24,926
0.62%, 1/26/23(a)		15,000	14,923
0.64%, 1/26/23(a)		15,000	14,921

			279,623

U.S. Treasury Floating Rate Notes	16.3%
0.08%, 4/1/22(b)		187,000	187,042
0.09%, 4/1/22(b)		80,000	79,998
0.10%, 4/1/22(b)		395,000	395,013
0.10%, 4/1/22(b)		369,000	369,169
0.27%, 4/1/22(b)		65,730	65,731
0.55%, 4/1/22(b)		246,805	246,811

			1,343,764

U.S. Treasury Notes	20.4%
2.25%, 4/15/22		5,000	5,004
1.75%, 5/15/22		82,920	83,090
2.13%, 5/15/22		97,000	97,243
1.75%, 5/31/22		19,100	19,153
1.88%, 5/31/22		185,280	185,833
1.75%, 6/15/22		10,000	10,035
0.13%, 6/30/22		115,000	115,014
2.13%, 6/30/22		60,000	60,306
1.75%, 7/15/22		15,000	15,072
0.13%, 7/31/22		75,000	74,905
1.63%, 8/15/22		20,000	20,115
1.75%, 9/30/22		35,000	35,287
0.13%, 10/31/22		110,000	110,015
1.88%, 10/31/22		45,000	45,454
2.00%, 10/31/22		125,000	126,349
1.63%, 11/15/22		185,000	186,720
0.13%, 11/30/22		125,000	124,977
2.00%, 11/30/22		5,000	5,061
0.13%, 12/31/22		145,000	144,628
1.50%, 1/15/23		25,000	25,093
0.13%, 1/31/23		40,000	39,692
1.75%, 1/31/23		30,000	30,158
2.38%, 1/31/23		30,000	30,309

See Notes to Financial Statements.

1

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage	Principal
	of Net	Amount	Value
	Assets	(000s)	(000s)

2.00%, 2/15/23		$35,000	$35,281

0.13%, 2/28/23		25,000	24,789

2.63%, 2/28/23		10,000	10,133

0.13%, 3/31/23		20,000	19,778

1.50%, 3/31/23		5,000	5,013

			1,684,507

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,307,894)			3,307,894

REPURCHASE AGREEMENTS	59.8%
BNP Paribas S.A., dated 3/31/22, repurchase price $400,003, 0.30%, 4/1/22(c)		400,000	400,000
Citigroup Global Markets, Inc., dated 3/31/22, repurchase price $451,190, 0.30%, 4/1/22(d)		451,186	451,186
Federal Reserve Bank of New York, dated 3/31/22, repurchase price $4,079,034, 0.30%, 4/1/22(e)		4,079,000	4,079,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,930,186)			4,930,186

TOTAL INVESTMENTS (Cost $8,238,080)	99.9%		8,238,080
NET OTHER ASSETS (LIABILITIES)	0.1%		5,861

NET ASSETS	100.0%		$8,243,941

(a)	Discount rate at the time of purchase.
(b)

Variable rate security. Rate as of March 31, 2022 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(c)	The nature and terms of the collateral received for the repurchase agreements are as follows:

	Value	Coupon	Maturity
BNP Paribas S.A.	(000s)	Rates	Dates
U.S. Treasury Bills	$310	0.00%	4/21/22 — 5/5/22
U.S. Treasury Bonds	$133,669	0.00% — 6%	1/15/25 — 5/15/51
U.S. Treasury Notes	$274,021	0.13% — 3.13%	1/31/23 — 11/15/28
Total	$408,000

(d)	The nature and terms of the collateral received for the repurchase agreements are as follows:

	Value	Coupon	Maturity
Citigroup Global Markets, Inc.	(000s)	Rates	Dates
U.S. Treasury Bonds	$459,000	0.13% — 4.38%	2/15/38 — 2/15/51
U.S. Treasury Notes	$1,210	1.13% — 2.50%	2/28/27 — 3/31/27
Total	$460,210

(e)	The nature and terms of the collateral received for the repurchase agreements are as follows:

	Value	Coupon	Maturity
Federal Reserve Bank of New York	(000s)	Rates	Dates
U.S. Treasury Notes	$4,079,000	0.13% — 2.75%	9/30/22 — 8/15/27

At March 31, 2022 the asset allocations for the NTAM Treasury Assets Fund were:

Asset Allocation (Unaudited)	% of Net Assets
U.S. Treasury Bills	3.4%
U.S. Treasury Floating Rate Notes	16.3
U.S. Treasury Notes	20.4
Repurchase Agreements	59.8

Total	99.9%

See Notes to Financial Statements.

2

ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

March 31, 2022 (Unaudited)

Amounts in thousands	NTAM Treasury Assets Fund
Assets:
Investments, at value (Cost: $3,307,894)	$3,307,894
Repurchase agreements, cost equals fair value	4,930,186
Receivable for interest	7,359
Receivable from investment adviser	362
Prepaid expenses	51

Total Assets	8,245,852

Liabilities:
Distributions payable to shareholders	917
Investment advisory fees payable	513
Accounting and Administration fees payable	394
Regulatory and Compliance fees payable	59
Accrued expenses and other payable	28

Total Liabilities	1,911

Net Assets	$8,243,941

Net assets	$8,243,941
Shares of common stock outstanding	8,244,052

Net asset value per share	$1.00

Net Assets:
Paid in capital	$8,243,998
Distributable earnings	(57)

Net Assets	$8,243,941

See Notes to Financial Statements.

3

ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended March 31, 2022 (Unaudited)

Amounts in thousands	NTAM Treasury Assets Fund
Investment Income:
Interest income	$4,261
Operating expenses:
Investment advisory	4,158
Accounting and Administration	490
Regulatory and Compliance	182
Trustees	34
Other	83

Total expenses	4,947
Expenses reduced by Adviser	(2,095)

Net expenses	2,852

Net investment income	1,409

Realized Gains from Investment Activities:
Net realized gains from investment transactions	26

Net realized gains from investment activities	26

Change in Net Assets Resulting from Operations	$1,435

See Notes to Financial Statements.

4

ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2022 (Unaudited) and the year ended September 30, 2021

	NTAM Treasury Assets Fund
Amounts in thousands	March 31, 2022	September 30, 2021
Increase (decrease) in net assets:
Operations:
Net investment income	$1,409	$1,623
Net realized gains from investment transactions	26	75

Change in net assets resulting from operations	1,435	1,698

Dividends paid to shareholders:
From distributable earnings	(1,466)	(2,359)

Total dividends paid to shareholders	(1,466)	(2,359)

Capital Transactions:
Proceeds from sale of shares	2,312,000	4,042,800
Value of shares issued to shareholders in reinvestment of dividends	613	2,856
Value of shares redeemed	(1,798,000)	(3,328,476)

Change in net assets from capital transactions	514,613	717,180

Change in net assets	514,582	716,519
Net assets:
Beginning of period	7,729,359	7,012,840

End of period	$8,243,941	$7,729,359

Share Transactions
Sold	2,312,000	4,042,800
Reinvested	613	2,856
Redeemed	(1,798,000)	(3,328,476)

Change	514,613	717,180

See Notes to Financial Statements.

5

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	NTAM Treasury Assets Fund
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
	March 31, 2022,		September 30,		September 30,		September 30,		September 30,
	(Unaudited)		2021		2020		2019		2018(a)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Income (loss) from operations:
Net investment income	—	(b)	—	(b)	0.01		0.02		0.01
Net realized gains from investments(b)	—		—		—		—		—

Total from investment operations	—		—		0.01		0.02		0.01

Less distributions paid:
From net investment income	(—	)(b)	(—	)(b)	(0.01)		(0.02)		(0.01)
From net realized gains on investments	(—	)(b)	(—	)(b)	(—	)(b)	(—	)(b)	—

Total distributions paid	—		—		(0.01)		(0.02)		(0.01)

Change in net asset value	—		—		—		—		—

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return(c)	0.02%		0.03%		1.06%		2.28%		0.88%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$8,243,941		$7,729,359		$7,012,840		$8,037,595		$7,929,722
Ratio of net expenses to average net assets(d)	0.08%		0.07%		0.10%		0.10%		0.10%
Ratio of net investment income to average net assets(d)	0.04%		0.02%		0.93%		2.25%		1.81%
Ratio of gross expenses to average net assets(d), (e)	0.14%		0.13%		0.13%		0.13%		0.13%

(a)	For the period from April 4, 2018, commencement of operations, to September 30, 2018.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements.

6

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Fourth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 10, 2022. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The NTAM Treasury Assets Fund (the “Fund”) is a series of the Trust, and commenced operations on April 4, 2018. Shares of the Fund are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Investments in the Fund may be made only by individuals or entities that were “accredited investors” within the meaning of Regulation D under the 1933 Act.

The Fund is a diversified fund. The investment objective of the Fund is to seek to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal market conditions, exclusively in United States (“U.S.”) Treasury securities and related repurchase agreements and other securities that limit their investments to, or are backed by, U.S. Treasury securities.

The Fund operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”).

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A.	Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at amortized cost, which approximates fair value. Under this method, investments purchased at a discount or premium are valued by accruing or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. If amortized cost does not approximate fair value, such securities will be fair valued in good faith by the Fund’s Fair Value Committee in accordance with procedures established by and under the general supervision of the Trustees.

The following is a summary of the valuation inputs used as of March 31, 2022 in valuing the Fund’s investments based upon the three fair value levels as follows:

• Level 1 —quoted prices in active markets for identical assets

• Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Amounts in thousands	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments held by the NTAM Treasury Assets Fund*	$—	$8,238,080	$—	$8,238,080

*See	additional categories in the Schedule of Investments

7

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

As of March 31, 2022, there were no Level 1 or Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the period ended March 31, 2022.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements under the terms of a master repurchase agreement by which it purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and a liquidity feature which allows the Fund to resell the security quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The Fund is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Fund may be delayed or limited. The Fund has entered into such repurchase agreements at March 31, 2022, as reflected in the accompanying Schedule of Investments.

Amounts in thousands	Gross Amounts not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets
	Presented in Statements of	Financial	Net
Counterparty	Assets and Liabilities	Instruments*	Amount
BNP Paribas S.A	$400,000	$(400,000)	$—
Citigroup Global Markets, Inc.	451,186	(451,186)	—
Federal Reserve Bank of New York	4,079,000	(4,079,000)	—

	$4,930,186	$(4,930,186)	$—

*Collateral received is reflected up to the fair market value of the repurchase agreement.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net income are declared daily and paid monthly by the Fund to its shareholders. Net income includes the interest accrued on the Fund’s assets less estimated expenses. The Fund’s net realized short-term capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

8

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2022, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s Federal tax returns for the tax years ended September 30, 2021, 2020, 2019, and 2018 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

B. Fees and Transactions with Affiliates and Other Parties

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with Northern Trust Investments, Inc. (the “Adviser” or “NTI”) to provide investment management services to the Fund. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations. Under the terms of the Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s daily net assets at the annualized rate of 0.11%.

Foreside Financial Services, LLC (the “Placement Agent”) provides private placement services to the Fund pursuant to a placement agent agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Placement Agent acts as an agent of the Trust in connection with the offering of the shares of the Fund on a private placement basis to eligible investors only. The Adviser, at its own expense, pays the Placement Agent an asset-based fee, which is calculated and billed monthly, for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”), an affiliate to NTI, serves as the administrator, transfer agent, custodian, and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund agreed to pay Northern Trust certain annual and transaction-based fees, a tiered basis-point fee based on the Fund’s daily net assets, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual base fee, a basis-point fee based on the Fund’s daily net assets and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

The officers of the Trust are affiliated with Foreside, Northern Trust, or the Placement Agent and receive no compensation directly from the Fund for serving in their respective roles. The Trust paid each Trustee who is not an “interested persons,” as that term is defined in the 1940 Act (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) compensation for their services based on an annual retainer of $125,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2022, the aggregate Trustee compensation paid by the Trust was $222,750. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” expenses on the Statement of Operations.

9

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of the compensation paid to each Trustee of the Trust that is not an “interested person” as that term is defined in the Investment Company Act of 1940 (“Independent Trustee”), expenses associated with an Independent Trustee’s attendance at Board of Trustees meetings and other Trust related travel, expenses of third party consultants engaged by the Board of Trustees, any membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to 0.10% of the average daily net assets of the Fund until January 28, 2023. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three fiscal years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of the compensation paid to each Trustee of the Trust that is not an “interested person” as that term is defined in the Investment Company Act of 1940 (“Independent Trustee”), expenses associated with an Independent Trustee’s attendance at Board of Trustees meetings and other Trust related travel, expenses of third party consultants engaged by the Board of Trustees, any membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to exceed the applicable expense limitation in effect at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.

The Adviser may reimburse additional expenses or waive all or a portion of the management fee of the Fund from time to time, including to avoid a negative yield, and such amounts are not subject to recoupment in future periods. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. During the six months ended March 31, 2022, the Adviser reimbursed additional expense of $975,477 in order to avoid a negative yield. This amount is included in “Expenses Reduced by the Adviser” in the Statement of Operations.

For the six months ended March 31, 2022, the Fund incurred advisory fees payable to NTI, expense waivers and/or reimbursements from NTI, and paid expense recoupments to NTI, as follows:

Amounts in thousands	Advisory Fee to NTI	Expenses Reduced by NTI	Advisory Fees Recouped by NTI
NTAM Treasury Assets Fund	$4,158	$ 2,095	$—

The balances of recoverable expenses to NTI by the Fund at March 31, 2022 were as follows (in thousands):

For the:	Expiring	NTAM Treasury Assets Fund
Period ended September 30, 2019	September 30, 2022	$2,246
Year ended September 30, 2020	September 30, 2023	2,108
Year ended September 30, 2021	September 30, 2024	2,217
Six months March 31, 2022	September 30, 2025	1,119

Balances of Recoverable Expenses to the Adviser		7,690

C. Other Risks

The global outbreak of COVID-19 has disrupted economies and markets, and the prolonged duration and economic impact is uncertain. These events can have a significant impact on the Fund’s operations and performance.

10

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

D. Federal Income Tax

As of March 31, 2022, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

Amounts in thousands	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
NTAM Treasury Assets Fund	$8,238,080	$—	$—	$—

The tax character of distributions paid to shareholders during the latest tax periods ended September 30, 2021 and September 30, 2020 for the Fund were as follows:

Amounts in thousands	Ordinary Income	Net Long Term Gains	Total Taxable Distributions Paid	Tax Return of Capital	Total Distributions Paid
2021	$2,856	$ —	$2,856	$ —	$2,856
2020	87,018	—	87,018	—	87,018

As of the latest tax year ended September 30, 2021, the components of accumulated earnings on a tax basis were as follows:

Amounts in thousands	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses		Unrealized Depreciation	Total Accumulated Earnings
NTAM Treasury Assets Fund	$ 122	$ —	$ 122	$ (64)		$(84)	$ —		$(26)

At September 30, 2021, capital losses incurred by the Fund are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 are as follows:

Amounts in thousands	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
NTAM Treasury Assets Fund	$ (84)	$—

11

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

ADDITIONAL INFORMATION

March 31, 2022 (Unaudited)

A. Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2021 and held for the entire period through March 31, 2022.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Expense Ratio	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid 10/1/21-3/31/22*
Actual	0.08%	$1,000.00	$1,000.20	$0.40
Hypothetical	0.08%	$1,000.00	$1,024.53	$0.40

* Expenses are calculated using the annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

B. Board Approval of Investment Advisory Agreement

Section 15 of the 1940 Act requires that the Investment Advisory Agreement be approved by a majority the Board of Trustees of the Trust (the “Board”), including a majority of the Independent Trustees. It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Investment Advisory Agreement to determine whether the agreement is fair to the Fund and its shareholders. The Board considered and approved the Investment Advisory Agreement for the Fund at an in-person meeting held on March 10, 2022.

The Board requested, and the Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and the profits to be realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of the Fund’s shareholders.

The Board examined the nature, extent and quality of the advisory services provided by the Adviser. The Board considered the terms of the Agreement, information and reports provided by the Adviser on its personnel and operations, and the Adviser’s experience in managing the investment strategy of the Fund. The Board reviewed the Adviser’s investment philosophy and portfolio construction process and the Adviser’s compliance program, pending litigation, insurance coverage, business continuity program, and information security practices.

12

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

ADDITIONAL INFORMATION

March 31, 2022 (Unaudited)

The Board noted that the Adviser was affiliated with the Trust’s fund administrator, transfer agent, and fund accountant as those services are provided by The Northern Trust Company. Taking into account the personnel involved in servicing the Fund as well as the materials and services provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services received from the Adviser.

The Board reviewed the investment performance of the Fund and compared the Fund’s performance through December 31, 2021 to the Fund’s benchmark and to a peer group of funds with investment objectives and strategies similar to that of the Fund. The Board reviewed the peer group which was drawn from Lipper Institutional U.S. Treasury Money Market Funds as further refined by assets under management and other criteria. After considering the information presented to it, the Board expressed satisfaction with the performance of the Fund and the Adviser.

The Board considered the cost of services provided and the profits realized by the Adviser and, among other things, discussed the Adviser’s assertions related to profitability. The Board then reviewed the advisory fee paid by the Fund and the total operating expenses of the Fund. The Board noted the Adviser received a management fee of 0.11% of the average daily net assets of the Fund noting that the fee was generally in-line with the Fund’s peer group and the Lipper Institutional Money Market Funds average. Turning to total annual operating expenses, the Board noted that under the Expense Limitation Agreement, the Adviser had contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit the total annual operating expenses to 0.10% annually. Among other factors considered when reviewing the advisory fee and the expense limitation was the fact that the Fund was not publicly marketed, but rather was privately placed. The Board concluded that the advisory fee and expense ratios were reasonable.

The Board considered the profitability of the Adviser’s relationship with the Fund. Referring to information provided by the Adviser, the Board determined that the profit earned by the Adviser for management of the Fund was not excessive.

In considering the economies of scale for the Fund, the Board considered that the Fund was a private placement and the size and scale had remained similar to its launch size. The Board determined the investment advisory fee to be appropriate and reasonable for the Fund at its size and scale and that no additional economies of scale were anticipated.

The Board considered that the Adviser may derive ancillary benefits from its management of the Fund and again considered that the Adviser was affiliated with the Fund’s administrator, transfer agent, and fund accountant.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to the various factors considered.

C. Other Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by writing to the Fund at NTAM Treasury Assets Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 855-351-4583 (toll free); and (ii) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, by calling the Fund at 855-351-4583 (toll free); and (ii) on the SEC’s website at www.sec.gov.

The Fund files its complete Schedule of Portfolio Holdings with the SEC each month on Form N-MFP, which is available without charge on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings information available to shareholders at https://www.northerntrust.com/united-states/what-we-do/investment-management/northern-funds/ntam-treasury-assets-fund.

13

Investment Adviser

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

Deloitte & Touche LLP

111 S. Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Placement Agent

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call

855-351-4583 (toll free)

NT 03/22

(b) Not applicable

Item 2.  Code of Ethics.

Not applicable – only for annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the U.S. Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisers Investment Trust

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	June 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	June 3, 2022

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	June 3, 2022